UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter

December 31, 2016

Franklin Fund Allocator Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin Conservative Allocation Fund	5
Franklin Moderate Allocation Fund	11
Franklin Growth Allocation Fund	17
Financial Highlights and Statements of Investments	23
Financial Statements	41
Notes to Financial Statements	46
Report of Independent Registered
Public Accounting Firm	58
Tax Information	59
Board Members and Officers	61
Shareholder Information	65

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Economic and Market Overview

The global economy grew moderately during the 12-month period despite slower growth in some countries. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, rose. Global markets were aided by accommodative monetary policies of various global central banks, improved commodity prices after 2016’s first quarter, finalization of Greece’s new debt deal and generally encouraging global economic data. Further supporting markets were expectations of higher interest rates and inflation in the U.S., driven by talk of expansionary fiscal policies under new U.S. president Donald Trump, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, these factors were partially offset by a slowdown in China’s economy and declining commodity prices early in the period, geopolitical tensions in certain regions, uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates and worries about the health of European banks. In addition, global economic concerns and the U.K.’s historic referendum to leave the European Union (also known as “Brexit”) contributed to volatility in global stock markets.

The U.S. economy grew in 2016 despite a general decline in private inventory and business investments, which partly offset strength in consumer spending, residential investment and government spending. Manufacturing conditions remained volatile but generally expanded. The services sector also grew for most of the period, contributing to new jobs that helped the unemployment rate decrease from 5.0% in December 2015 to 4.7% at period-end.1 Retail sales generally rose, as did home sales and prices amid declining mortgage rates. At its December meeting, the Fed increased its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited an improvement in U.S. labor markets and higher inflation. The Federal Open Market Committee also hinted at three additional hikes in 2017, and the Fed raised its 2017 U.S. economic growth forecast, while lowering its unemployment projections.

In Europe, the U.K.’s annualized economic growth accelerated in in 2016’s second half, driven by gross fixed capital formation in the third quarter and manufacturing and services in the fourth quarter. Immediate effects of the Brexit vote in June materialized as U.K. stocks declined significantly, the British pound hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investor concerns about banking sector weakness, low corporate earnings and post-Brexit politics, some regions benefited from rising consumer spending, resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone grew slightly early in the period, aided by lower oil prices, improved exports and the European Central Bank’s (ECB’s) accommodative monetary policy. However, growth moderated in 2016’s second quarter and improved in the third and fourth quarters. After declining in the beginning of 2016, the eurozone’s annual inflation rate increased gradually to reach its highest reading in three years toward period-end, ending at an estimated 1.1% in December. The ECB cut its benchmark interest rate and expanded its massive bond-buying program in March and August 2016 to boost the region’s slowing growth. Furthermore, at its December meeting, the ECB extended the continuation of its monthly asset purchases from March to December of 2017, but it agreed to scale back the purchase amount beginning in April 2017.

In Asia, Japan’s quarterly gross domestic product grew slower in the third quarter than in the second and first quarters, mainly due to declines in private non-residential and public investments. In January 2016, the Bank of Japan (BOJ) introduced negative interest rates on excess reserves held by financial institutions with the central bank to boost lending and help achieve its inflation target. In July 2016, Japan’s Prime Minister Shinzo Abe announced a higher-than-expected fiscal stimulus to revive the economy, followed by an additional monetary stimulus announcement by the BOJ. The BOJ kept its interest rates unchanged toward period-end; however, it overhauled its monetary policy in September to focus on yield-curve control. The bank further announced that it adjusted its Japanese government bond purchases to maintain the 10-year rate for these bonds near 0%.

In emerging markets, economic growth generally moderated during the period. Brazil’s economy continued to be in recession and the country’s central bank cut its benchmark interest rate in October and November 2016 to spur economic growth. Russia’s economic contraction eased in 2016, following a rebound in oil prices and improved industrial production. The Bank of Russia reduced its key interest rates in June and September of 2016 to revive its economy. China’s economy grew at a stable rate in the first three quarters of 2016 and expanded slightly faster in the fourth quarter, as full-year 2016 growth remained within the government’s targeted range. However, the People’s Bank of China employed monetary easing measures that included cutting the cash reserve

1. Source: Bureau of Labor Statistics.

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requirement ratio for the country’s banks and effectively devaluing the Chinese currency against the U.S. dollar. In India, economic growth marginally increased from July through September 2016 due to slower private consumption growth and increased government spending. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of December 31, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin Conservative Allocation Fund

This annual report for Franklin Conservative Allocation Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +4.39% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +8.48% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +2.84% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	14.6%
Franklin U.S. Government Securities Fund – Class R6	14.4%
Franklin Strategic Income Fund – Class R6	12.4%
Franklin Growth Fund – Class R6	10.0%
Templeton Global Total Return Fund – Class R6	6.6%
Franklin Rising Dividends Fund – Class R6	6.4%
Franklin DynaTech Fund – Class R6	4.5%
Franklin K2 Alternative Strategies Fund – Class R6	4.4%
Franklin International Small Cap Growth Fund – Class R6	3.4%
Franklin Mutual European Fund – Class R6	3.3%

Manager’s Discussion

The Fund’s performance can be attributed to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Conservative Allocation Fund allocated 53.0 % of total net assets to fixed income, 40.1% to

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 28.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

equity and 6.8 % to alternative strategies. Domestic fixed income exposure was 87.5% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund – Class R6, representing 14.6% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 66.3% of the Fund’s total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 10.0% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund– Class R6, underperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund –Class R6 outperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Conservative Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+4.39%	-1.63%
5-Year	+25.71%	+3.46%
10-Year	+50.49%	+3.56%
Advisor
1-Year	+4.69%	+4.69%
5-Year	+27.35%	+4.95%
10-Year	+54.33%	+4.43%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN CONSERVATIVE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 9 for Performance Summary footnotes.

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		FRANKLIN CONSERVATIVE ALLOCATION FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.26%	1.26%
Advisor	1.01%	1.01%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks.
Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments
(formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance inglobaldevelopedand emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See wwwfranklintempletondatasources.com for additional data provider information.

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FRANKLIN CONSERVATIVE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,027.50	$3.16	$1,022.02	$3.15	0.62%
C	$1,000	$1,023.20	$6.92	$1,018.30	$6.90	1.36%
R	$1,000	$1,026.30	$4.43	$1,020.76	$4.42	0.87%
R6	$1,000	$1,028.80	$1.43	$1,023.73	$1.42	0.28%
Advisor	$1,000	$1,029.30	$1.89	$1,023.28	$1.88	0.37%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Moderate Allocation Fund

This annual report for Franklin Moderate Allocation Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +4.94% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +8.48% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +2.84% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	15.5%
Franklin Low Duration Total Return Fund – Class R6	9.6%
Franklin Rising Dividends Fund – Class R6	9.5%
Franklin U.S. Government Securities Fund – Class R6	8.8%
Franklin Strategic Income Fund – Class R6	7.7%
Franklin DynaTech Fund – Class R6	6.3%
Franklin International Small Cap Growth Fund – Class R6	5.4%
Franklin Mutual European Fund – Class R6	5.1%
Templeton Foreign Fund – Class R6	4.8%
Franklin K2 Alternative Strategies Fund – Class R6	4.4%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Moderate Allocation Fund allocated 60.1% of total net assets to equity, 32.9% to fixed income, and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

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FRANKLIN MODERATE ALLOCATION FUND

6.9% to alternative strategies. Domestic equity exposure was 65.7% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 15.5% of total net assets. On the fixed income side, domestic exposure was 87.8% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund –Class R6 was our largest fixed income fund weighting at 9.6% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund –Class R6 outperformed the Bloomberg Barclays Multiverse Index

Thank you for your continued participation in Franklin Moderate Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MODERATE ALLOCATION FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+4.94%	-1.07%
5-Year	+33.98%	+4.78%
10-Year	+58.80%	+4.11%
Advisor
1-Year	+5.26%	+5.26%
5-Year	+35.70%	+6.30%
10-Year	+62.91%	+5.00%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN MODERATE ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 15 for Performance Summary footnotes.

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		FRANKLIN MODERATE ALLOCATION FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class
A	1.29%
Advisor	1.04%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks.
Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments
(formerly a targeted allocation of 20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance inglobaldevelopedand emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MODERATE ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,034.40	$3.17	$1,022.02	$3.15	0.62%
C	$1,000	$1,030.80	$6.94	$1,018.30	$6.90	1.36%
R	$1,000	$1,033.50	$4.45	$1,020.76	$4.42	0.87%
R6	$1,000	$1,036.20	$1.43	$1,023.73	$1.42	0.28%
Advisor	$1,000	$1,036.20	$1.89	$1,023.28	$1.88	0.37%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

16 Annual Report

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Franklin Growth Allocation Fund

This annual report for Franklin Growth Allocation Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return consistent with an acceptable level of risk.1

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +5.36% cumulative total return for the 12 months under review. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, had a +8.48% total return.2 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, had a +2.84% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds and other fund investments (collectively, “fund investments”) in each Allocation Fund’s portfolio and will vary the allocation percentages of the fund investments based upon each Allocation Fund’s risk/return level. Maintaining similarity of the fund investments across the Conservative, Moderate and Growth Allocation Funds is intended to increase the consistency of their results relative to one another. We allocate the Fund’s assets among the broad asset classes, and when selecting equity funds, we consider the fund investments’ foreign and domestic exposure, market capitalization ranges and investment styles (growth versus value). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile.

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	19.6%
Franklin Rising Dividends Fund – Class R6	12.7%
Franklin DynaTech Fund – Class R6	8.6%
Franklin International Small Cap Growth Fund – Class R6	7.6%
Franklin Mutual European Fund – Class R6	6.8%
Templeton Foreign Fund – Class R6	6.7%
Franklin LibertyQ Emerging Markets ETF	4.5%
Franklin K2 Alternative Strategies Fund – Class R6	4.4%
Franklin Utilities Fund – Class R6	4.1%
Franklin Low Duration Total Return Fund – Class R6	3.7%

Manager’s Discussion

The Fund’s performance can be attributed mainly to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin Growth Allocation Fund allocated 80.4% of total net assets to equity, 12.7% to fixed income and

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any feed, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI which begins on page 40.

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17

FRANKLIN GROWTH ALLOCATION FUND

6.8% to alternative strategies. Domestic equity exposure was 64.4% of the total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6 was our largest equity fund weighting at 19.6% of total net assets. On the fixed income side, domestic exposure was 88.2% of the Fund’s total income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund –Class R6 was our largest fixed income fund weighting at 3.7% of total net assets.

During the 12-month reporting period, our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the MSCI ACWI, while our largest foreign equity fund holding, Franklin International Small Cap Growth Fund – Class R6, underperformed the MSCI ACWI. Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the MSCI ACWI. On the fixed income side, Franklin Low Duration Total Return Fund – Class R6 and Templeton Global Total Return Fund –Class R6 outperformed the Bloomberg Barclays Multiverse Index.

Thank you for your continued participation in Franklin Growth Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN GROWTH ALLOCATION FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+5.36%	-0.71%
5-Year	+45.41%	+6.50%
10-Year	+61.59%	+4.30%
Advisor
1-Year	+5.60%	+5.60%
5-Year	+47.25%	+8.05%
10-Year	+65.69%	+5.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN GROWTH ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 21 for Performance Summary footnotes.

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			FRANKLIN GROWTH ALLOCATION FUND
			PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
A	1.33%	1.35%
Advisor	1.08%	1.10%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because this Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks.
Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. These risks are described in the Fund’s prospectus. Investors should consult their financial advisors for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a Franklin
Templeton money fund, contractually guaranteed through at least the Fund’s current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver;
without these reductions, the results would have been lower. As of 1/1/13, the Fund changed its target allocation, with short-term investments (formerly a targeted allocation of
20%) combined into the fixed income allocations; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance inglobaldevelopedand emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN GROWTH ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,041.30	$3.34	$1,021.87	$3.30	0.65%
C	$1,000	$1,037.00	$7.12	$1,018.15	$7.05	1.39%
R	$1,000	$1,039.90	$4.61	$1,020.61	$4.57	0.90%
R6	$1,000	$1,043.50	$1.34	$1,023.83	$1.32	0.26%
Advisor	$1,000	$1,042.40	$2.05	$1,023.13	$2.03	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Conservative Allocation Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.40	$14.53	$14.65	$14.06	$13.33
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.28	0.40	0.31	0.27
Net realized and unrealized gains (losses)	0.45	(0.60)	0.09	1.12	0.79
Total from investment operations	0.59	(0.32)	0.49	1.43	1.06
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.15)	(0.28)	(0.42)	(0.32)	(0.30)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)
Total distributions	(0.25)	(0.81)	(0.61)	(0.84)	(0.33)
Net asset value, end of year.	$13.74	$13.40	$14.53	$14.65	$14.06

Total return[d]	4.39%	(2.26)%	3.35%	10.39%	7.99%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.63%	0.62%	0.63%	0.60%	0.53%
Expenses net of waiver and payments by affiliates[e]	0.63%[f]	0.62%[f]	0.63%[f]	0.59%	0.50%
Net investment income[c]	1.01%	1.97%	2.67%	2.11%	1.98%

Supplemental data
Net assets, end of year (000’s)	$809,039	$905,537	$910,523	$871,541	$794,429
Portfolio turnover rate	34.83%	17.69%	16.67%	57.59%	25.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2016.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.15	$14.27	$14.40	$13.83	$13.13
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.17	0.28	0.20	0.17
Net realized and unrealized gains (losses)	0.43	(0.58)	0.09	1.11	0.76
Total from investment operations	0.47	(0.41)	0.37	1.31	0.93
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.05)	(0.18)	(0.31)	(0.22)	(0.20)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)
Total distributions	(0.15)	(0.71)	(0.50)	(0.74)	(0.23)
Net asset value, end of year.	$13.47	$13.15	$14.27	$14.40	$13.83

Total return[d]	3.55%	(2.96)%	2.58%	9.61%	7.09%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.37%	1.37%	1.38%	1.35%	1.28%
Expenses net of waiver and payments by affiliates[e]	1.37%[f]	1.37%[f]	1.38%[f]	1.34%	1.25%
Net investment income[c]	0.27%	1.22%	1.92%	1.36%	1.23%

Supplemental data
Net assets, end of year (000’s)	$470,582	$536,548	$549,222	$524,756	$452,211
Portfolio turnover rate	34.83%	17.69%	16.67%	57.59%	25.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2016.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.35	$14.48	$14.60	$14.01	$13.29
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.24	0.35	0.26	0.24
Net realized and unrealized gains (losses)	0.45	(0.59)	0.10	1.14	0.78
Total from investment operations	0.55	(0.35)	0.45	1.40	1.02
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.11)	(0.25)	(0.38)	(0.29)	(0.27)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)
Total distributions	(0.21)	(0.78)	(0.57)	(0.81)	(0.30)
Net asset value, end of year.	$13.69	$13.35	$14.48	$14.60	$14.01

Total return	4.15%	(2.52)%	3.10%	10.14%	7.68%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.88%	0.87%	0.88%	0.85%	0.78%
Expenses net of waiver and payments by affiliates[d]	0.88%[e]	0.87%[e]	0.88%[e]	0.84%	0.75%
Net investment income[c]	0.76%	1.72%	2.42%	1.86%	1.73%

Supplemental data
Net assets, end of year (000’s)	$124,018	$139,592	$159,897	$166,927	$178,520
Portfolio turnover rate	34.83%	17.69%	16.67%	57.59%	25.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2016.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.39	$14.52	$14.63	$14.62
Income from investment operations[b]:
Net investment income[c,d]	0.18	0.36	0.33	0.54
Net realized and unrealized gains (losses)	0.44	(0.63)	0.22	0.32
Total from investment operations	0.62	(0.27)	0.55	0.86
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.19)	(0.33)	(0.47)	(0.33)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)
Total distributions	(0.29)	(0.86)	(0.66)	(0.85)
Net asset value, end of year	$13.72	$13.39	$14.52	$14.63

Total return[e]	4.69%	(1.93)%	3.79%	6.06%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.30%	0.29%	0.28%	1.06%
Expenses net of waiver and payments by affiliates[g]	0.28%	0.28%	0.28%[h]	0.28%
Net investment income[d]	1.36%	2.31%	3.02%	2.44%

Supplemental data
Net assets, end of year (000’s)	$2,197	$2,282	$1,654	$37
Portfolio turnover rate	34.83%	17.69%	16.67%	57.59%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2016.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

26 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Conservative Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.39	$14.52	$14.64	$14.05	$13.32
Income from investment operations[a]:
Net investment income[b,c]	0.17	0.32	0.41	0.35	0.31
Net realized and unrealized gains (losses)	0.45	(0.60)	0.11	1.12	0.79
Total from investment operations	0.62	(0.28)	0.52	1.47	1.10
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.17)	(0.32)	(0.45)	(0.36)	(0.34)
Net realized gains	(0.10)	(0.53)	(0.19)	(0.52)	(0.03)
Total distributions	(0.27)	(0.85)	(0.64)	(0.88)	(0.37)
Net asset value, end of year.	$13.74	$13.39	$14.52	$14.64	$14.05

Total return	4.69%	(2.02)%	3.61%	10.67%	8.27%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.38%	0.37%	0.38%	0.35%	0.28%
Expenses net of waiver and payments by affiliates[d]	0.38%[e]	0.37%[e]	0.38%[e]	0.34%	0.25%
Net investment income[c]	1.26%	2.22%	2.92%	2.36%	2.23%

Supplemental data
Net assets, end of year (000’s)	$27,578	$82,234	$90,263	$105,657	$85,662
Portfolio turnover rate	34.83%	17.69%	16.67%	57.59%	25.82%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.61% for the year ended December 31, 2016.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 27

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016
Franklin Conservative Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.9%
Alternative Strategies 6.8%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,855,419	$63,121,413
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	5,230,884	34,523,838
		97,645,251
Domestic Equity 26.6%
Financial Select Sector SPDR ETF	753,100	17,509,575
[a,b] Franklin DynaTech Fund, Class R6	1,322,480	65,145,366
[a] Franklin Growth Fund, Class R6	1,878,039	143,876,605
[a] Franklin Rising Dividends Fund, Class R6	1,745,373	91,736,806
[a,b] Franklin Small Cap Growth Fund, Class R6	451,035	8,975,592
[a] Franklin Utilities Fund, Class R6	1,622,554	28,832,790
iShares S&P 500 Value ETF	247,055	25,046,436
		381,123,170
Domestic Fixed Income 46.4%
[a] Franklin Low Duration Total Return Fund, Class R6	21,122,177	208,687,107
[a] Franklin Strategic Income Fund, Class R6	18,464,604	177,998,780
[a] Franklin U.S. Government Securities Fund, Class R6	33,205,449	206,537,893
iShares iBoxx $ Investment Grade Corporate Bond ETF	258,600	30,302,748
iShares TIPS Bond ETF	370,562	41,936,502
		665,463,030
Foreign Equity 13.5%
[a] Franklin International Small Cap Growth Fund, Class R6	2,996,940	49,179,786
[a] Franklin LibertyQ Emerging Markets ETF	1,238,500	32,956,485
[a] Franklin Mutual European Fund, Class R6	2,492,970	47,815,162
iShares MSCI Japan ETF (Japan)	194,425	9,499,606
[a] Templeton Foreign Fund, Class R6	6,554,098	45,026,655
[a] Templeton Frontier Markets Fund, Class R6	769,014	8,366,871
		192,844,565
Foreign Fixed Income 6.6%
[a,b] Templeton Global Total Return Fund, Class R6	7,785,702	94,206,991
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,305,901,420)		1,431,283,007

Short Term Investments (Cost $6,351,087) 0.4%
Money Market Funds 0.4%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	6,351,087	6,351,087
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,312,252,507) 100.3%		1,437,634,094
Other Assets, less Liabilities (0.3)%		(4,218,687)
Net Assets 100.0%		$1,433,415,407

See Abbreviations on page 57.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

28 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Moderate Allocation Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.49	$15.71	$15.78	$14.59	$13.69
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.24	0.34	0.27	0.29
Net realized and unrealized gains (losses)	0.56	(0.51)	0.32	1.78	0.97
Total from investment operations	0.70	(0.27)	0.66	2.05	1.26
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.12)	(0.25)	(0.37)	(0.30)	(0.32)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)
Total distributions	(0.33)	(0.95)	(0.73)	(0.86)	(0.36)
Net asset value, end of year.	$14.86	$14.49	$15.71	$15.78	$14.59

Total return[d]	4.94%	(1.89)%	4.07%	14.35%	9.34%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.63%	0.63%	0.65%	0.61%	0.53%
Expenses net of waiver and payments by affiliates[e]	0.63%[f]	0.63%[f]	0.65%[f]	0.59%	0.50%
Net investment income[c]	0.93%	1.52%	2.08%	1.74%	2.00%

Supplemental data
Net assets, end of year (000’s)	$1,416,532	$1,594,882	$1,667,201	$1,636,122	$1,452,659
Portfolio turnover rate	29.22%	22.08%	17.95%	46.14%	25.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2016.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 29

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.12	$15.33	$15.42	$14.28	$13.40
Income from investment operations[a]:
Net investment income[b,c]	0.03	0.12	0.21	0.15	0.17
Net realized and unrealized gains (losses)	0.55	(0.49)	0.31	1.74	0.97
Total from investment operations	0.58	(0.37)	0.52	1.89	1.14
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.01)	(0.14)	(0.25)	(0.19)	(0.22)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)
Total distributions	(0.22)	(0.84)	(0.61)	(0.75)	(0.26)
Net asset value, end of year.	$14.48	$14.12	$15.33	$15.42	$14.28

Total return[d]	4.25%	(2.68)%	3.35%	13.41%	8.51%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.37%	1.38%	1.40%	1.36%	1.28%
Expenses net of waiver and payments by affiliates[e]	1.37%[f]	1.38%[f]	1.40%[f]	1.34%	1.25%
Net investment income[c]	0.19%	0.77%	1.33%	0.99%	1.25%

Supplemental data
Net assets, end of year (000’s)	$595,911	$692,872	$716,712	$701,224	$605,490
Portfolio turnover rate	29.22%	22.08%	17.95%	46.14%	25.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2016.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

30 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.44	$15.66	$15.73	$14.55	$13.64
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.19	0.28	0.22	0.25
Net realized and unrealized gains (losses)	0.57	(0.51)	0.34	1.78	0.99
Total from investment operations	0.67	(0.32)	0.62	2.00	1.24
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.08)	(0.20)	(0.33)	(0.26)	(0.29)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)
Total distributions	(0.29)	(0.90)	(0.69)	(0.82)	(0.33)
Net asset value, end of year.	$14.82	$14.44	$15.66	$15.73	$14.55

Total return	4.71%	(2.18)%	3.89%	13.97%	9.11%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.88%	0.88%	0.90%	0.86%	0.78%
Expenses net of waiver and payments by affiliates[d]	0.88%[e]	0.88%[e]	0.90%[e]	0.84%	0.75%
Net investment income[c]	0.68%	1.27%	1.83%	1.49%	1.75%

Supplemental data
Net assets, end of year (000’s)	$158,192	$202,854	$263,864	$286,688	$274,881
Portfolio turnover rate	29.22%	22.08%	17.95%	46.14%	25.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2016.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 31

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.49	$15.72	$15.79	$15.33
Income from investment operations[b]:
Net investment income[c,d]	0.19	0.31	0.25	0.77
Net realized and unrealized gains (losses)	0.57	(0.54)	0.47	0.56
Total from investment operations	0.76	(0.23)	0.72	1.33
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.18)	(0.30)	(0.43)	(0.31)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)
Total distributions	(0.39)	(1.00)	(0.79)	(0.87)
Net asset value, end of year	$14.86	$14.49	$15.72	$15.79

Total return[e]	5.34%	(1.59)%	4.52%	8.93%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.28%	0.28%	0.27%	0.45%
Expenses net of waiver and payments by affiliates[g]	0.28%[h]	0.28%[h]	0.27%[h]	0.26%
Net investment income[d]	1.28%	1.87%	2.46%	2.07%

Supplemental data
Net assets, end of year (000’s)	$5,106	$4,779	$4,205	$253
Portfolio turnover rate	29.22%	22.08%	17.95%	46.14%

aForthe period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2016.
hBenefit of waiver and payments by affiliates rounds to less than 0.01%.

32 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Moderate Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$14.50	$15.72	$15.79	$14.60	$13.69
Income from investment operations[a]:
Net investment income[b,c]	0.17	0.25	0.33	0.32	0.36
Net realized and unrealized gains (losses)	0.58	(0.49)	0.37	1.76	0.95
Total from investment operations	0.75	(0.24)	0.70	2.08	1.31
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.16)	(0.28)	(0.41)	(0.33)	(0.36)
Net realized gains	(0.21)	(0.70)	(0.36)	(0.56)	(0.04)
Total distributions	(0.37)	(0.98)	(0.77)	(0.89)	(0.40)
Net asset value, end of year.	$14.88	$14.50	$15.72	$15.79	$14.60

Total return	5.26%	(1.66)%	4.39%	14.56%	9.61%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.38%	0.38%	0.40%	0.36%	0.28%
Expenses net of waiver and payments by affiliates[d]	0.38%[e]	0.38%[e]	0.40%[e]	0.34%	0.25%
Net investment income[c]	1.18%	1.77%	2.33%	1.99%	2.25%

Supplemental data
Net assets, end of year (000’s)	$39,052	$52,975	$87,612	$159,303	$123,176
Portfolio turnover rate	29.22%	22.08%	17.95%	46.14%	25.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.64% for the year ended December 31, 2016.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016
Franklin Moderate Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.9%
Alternative Strategies 6.9%
[a] Franklin K2 Alternative Strategies Fund, Class R6	9,060,708	$97,674,433
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	8,105,013	53,493,085
		151,167,518
Domestic Equity 39.5%
Financial Select Sector SPDR ETF	1,758,200	40,878,150
[a,b] Franklin DynaTech Fund, Class R6	2,850,304	140,405,963
[a] Franklin Growth Fund, Class R6	4,467,176	342,230,363
[a] Franklin Rising Dividends Fund, Class R6	4,023,486	211,474,420
[a,b] Franklin Small Cap Growth Fund, Class R6	1,113,321	22,155,097
[a] Franklin Utilities Fund, Class R6	3,933,350	69,895,628
iShares S&P 500 Value ETF	476,069	48,263,876
		875,303,497
Domestic Fixed Income 28.9%
[a] Franklin Low Duration Total Return Fund, Class R6	21,415,937	211,589,456
[a] Franklin Strategic Income Fund, Class R6	17,639,031	170,040,261
[a] Franklin U.S. Government Securities Fund, Class R6	31,405,709	195,343,508
iShares iBoxx $ Investment Grade Corporate Bond ETF	236,300	27,689,634
iShares TIPS Bond ETF	310,848	35,178,668
		639,841,527
Foreign Equity 20.6%
[a] Franklin International Small Cap Growth Fund, Class R6	7,274,151	119,368,816
[a] Franklin LibertyQ Emerging Markets ETF	2,781,600	74,018,376
[a] Franklin Mutual European Fund, Class R6	5,897,464	113,113,354
iShares MSCI Japan ETF (Japan)	453,345	22,150,437
[a] Templeton Foreign Fund, Class R6	15,425,155	105,970,818
[a] Templeton Frontier Markets Fund, Class R6	2,032,287	22,111,286
		456,733,087
Foreign Fixed Income 4.0%
[a,b] Templeton Global Total Return Fund, Class R6	7,326,265	88,647,800
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,920,064,510)		2,211,693,429

Short Term Investments (Cost $10,056,485) 0.4%
Money Market Funds 0.4%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	10,056,485	10,056,485
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,930,120,995) 100.3%		2,221,749,914
Other Assets, less Liabilities (0.3)%		(6,957,158)
Net Assets 100.0%		$2,214,792,756

See Abbreviations on page 57.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

34 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Growth Allocation Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$17.01	$18.57	$18.40	$15.81	$14.53
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.21	0.24	0.19	0.21
Net realized and unrealized gains (losses)	0.75	(0.48)	0.67	3.09	1.32
Total from investment operations	0.89	(0.27)	0.91	3.28	1.53
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.14)	(0.21)	(0.29)	(0.25)	(0.25)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)	—
Total distributions	(0.47)	(1.29)	(0.74)	(0.69)	(0.25)
Net asset value, end of year.	$17.43	$17.01	$18.57	$18.40	$15.81

Total return[d]	5.36%	(1.66)%	4.95%	20.98%	10.52%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.69%	0.67%	0.68%	0.65%	0.55%
Expenses net of waiver and payments by affiliates[e]	0.65%	0.65%	0.63%	0.59%	0.50%
Net investment income[c]	0.83%	1.10%	1.25%	1.10%	1.34%

Supplemental data
Net assets, end of year (000’s)	$822,833	$888,096	$887,856	$814,901	$655,585
Portfolio turnover rate	30.19%	20.40%	17.55%	30.45%	31.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 35

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.59	$18.15	$18.00	$15.50	$14.25
Income from investment operations[a]:
Net investment income[b,c]	0.02	0.07	0.09	0.06	0.09
Net realized and unrealized gains (losses)	0.72	(0.47)	0.67	3.01	1.29
Total from investment operations	0.74	(0.40)	0.76	3.07	1.38
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.01)	(0.08)	(0.16)	(0.13)	(0.13)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)	—
Total distributions	(0.34)	(1.16)	(0.61)	(0.57)	(0.13)
Net asset value, end of year.	$16.99	$16.59	$18.15	$18.00	$15.50

Total return[d]	4.59%	(2.41)%	4.21%	20.04%	9.71%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.43%	1.42%	1.43%	1.40%	1.30%
Expenses net of waiver and payments by affiliates[e]	1.39%	1.40%	1.38%	1.34%	1.25%
Net investment income[c]	0.09%	0.35%	0.50%	0.35%	0.59%

Supplemental data
Net assets, end of year (000’s)	$308,736	$336,557	$336,213	$309,869	$241,787
Portfolio turnover rate	30.19%	20.40%	17.55%	30.45%	31.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

36 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.80	$18.34	$18.18	$15.63	$14.37
Income from investment operations[a]:
Net investment income[b,c]	0.09	0.14	0.17	0.14	0.16
Net realized and unrealized gains (losses)	0.75	(0.44)	0.68	3.05	1.31
Total from investment operations	0.84	(0.30)	0.85	3.19	1.47
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.09)	(0.16)	(0.24)	(0.20)	(0.21)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)	—
Total distributions	(0.42)	(1.24)	(0.69)	(0.64)	(0.21)
Net asset value, end of year.	$17.22	$16.80	$18.34	$18.18	$15.63

Total return	5.12%	(1.93)%	4.72%	20.67%	10.22%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.94%	0.92%	0.93%	0.90%	0.80%
Expenses net of waiver and payments by affiliates[d]	0.90%	0.90%	0.88%	0.84%	0.75%
Net investment income[c]	0.58%	0.85%	1.00%	0.85%	1.09%

Supplemental data
Net assets, end of year (000’s)	$112,272	$147,426	$182,211	$192,361	$169,873
Portfolio turnover rate	30.19%	20.40%	17.55%	30.45%	31.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 37

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$17.06	$18.61	$18.44	$16.88
Income from investment operations[b]:
Net investment income[c,d]	0.22	0.32	0.15	0.62
Net realized and unrealized gains (losses)	0.74	(0.51)	0.83	1.68
Total from investment operations	0.96	(0.19)	0.98	2.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.21)	(0.28)	(0.36)	(0.30)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)
Total distributions	(0.54)	(1.36)	(0.81)	(0.74)
Net asset value, end of year	$17.48	$17.06	$18.61	$18.44

Total return[e]	5.77%	(1.27)%	5.38%	13.88%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.30%	0.29%	0.28%	0.95%
Expenses net of waiver and payments by affiliates[g]	0.26%	0.26%	0.23%	0.22%
Net investment income[d]	1.22%	1.49%	1.65%	1.47%

Supplemental data
Net assets, end of year (000’s)	$2,822	$2,549	$1,755	$42
Portfolio turnover rate	30.19%	20.40%	17.55%	30.45%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

38 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Growth Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$17.06	$18.62	$18.45	$15.85	$14.56
Income from investment operations[a]:
Net investment income[b,c]	0.18	0.25	0.27	0.24	0.25
Net realized and unrealized gains (losses)	0.76	(0.47)	0.68	3.09	1.32
Total from investment operations	0.94	(0.22)	0.95	3.33	1.57
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.18)	(0.26)	(0.33)	(0.29)	(0.28)
Net realized gains	(0.33)	(1.08)	(0.45)	(0.44)	—
Total distributions	(0.51)	(1.34)	(0.78)	(0.73)	(0.28)
Net asset value, end of year.	$17.49	$17.06	$18.62	$18.45	$15.85

Total return	5.60%	(1.41)%	5.23%	21.26%	10.84%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.44%	0.42%	0.43%	0.40%	0.30%
Expenses net of waiver and payments by affiliates[d]	0.40%	0.40%	0.38%	0.34%	0.25%
Net investment income[c]	1.08%	1.35%	1.50%	1.35%	1.59%

Supplemental data
Net assets, end of year (000’s)	$39,211	$49,634	$52,250	$74,808	$55,810
Portfolio turnover rate	30.19%	20.40%	17.55%	30.45%	31.36%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 39

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016
Franklin Growth Allocation Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.9%
Alternative Strategies 6.8%
[a] Franklin K2 Alternative Strategies Fund, Class R6	5,290,255	$57,028,943
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	4,669,018	30,815,521
		87,844,464
Domestic Equity 51.8%
Financial Select Sector SPDR ETF	1,368,300	31,812,975
[a,b] Franklin DynaTech Fund, Class R6	2,234,676	110,080,129
[a] Franklin Growth Fund, Class R6	3,289,099	251,977,907
[a] Franklin Rising Dividends Fund, Class R6	3,098,631	162,864,060
[a,b] Franklin Small Cap Growth Fund, Class R6	805,297	16,025,405
[a] Franklin Utilities Fund, Class R6	2,962,629	52,645,916
iShares S&P 500 Value ETF	405,657	41,125,507
		666,531,899
Domestic Fixed Income 11.2%
[a] Franklin Low Duration Total Return Fund, Class R6	4,800,161	47,425,588
[a] Franklin Strategic Income Fund, Class R6	3,881,188	37,414,656
[a] Franklin U.S. Government Securities Fund, Class R6	6,947,140	43,211,208
iShares iBoxx $ Investment Grade Corporate Bond ETF	56,000	6,562,080
iShares TIPS Bond ETF	80,685	9,131,121
		143,744,653
Foreign Equity 28.6%
[a] Franklin International Small Cap Growth Fund, Class R6	5,945,325	97,562,786
[a] Franklin LibertyQ Emerging Markets ETF	2,181,500	58,049,715
[a] Franklin Mutual European Fund, Class R6	4,585,247	87,945,035
iShares MSCI Japan ETF (Japan)	346,872	16,948,166
[a] Templeton Foreign Fund, Class R6	12,583,040	86,445,484
[a] Templeton Frontier Markets Fund, Class R6	1,841,002	20,030,108
		366,981,294
Foreign Fixed Income 1.5%
[a,b] Templeton Global Total Return Fund, Class R6	1,604,547	19,415,017
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $1,060,758,175)		1,284,517,327

Short Term Investments (Cost $6,060,504) 0.5%
Money Market Funds 0.5%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	6,060,504	6,060,504
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $1,066,818,679) 100.4%		1,290,577,831
Other Assets, less Liabilities (0.4)%		(4,703,094)
Net Assets 100.0%		$1,285,874,737

See Abbreviations on page 57.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

40 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
December 31, 2016

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Assets:
Investments in securities:
Cost - Controlled affiliates (Note 3f)	$37,039,616	$137,019,266	$—
Cost - Non-controlled affiliates (Note 3f)	1,152,685,818	1,622,157,949	964,031,812
Cost - Unaffiliated Exchange traded funds	122,527,073	170,943,780	102,786,867
Total cost of investments	$1,312,252,507	$1,930,120,995	$1,066,818,679
Value - Controlled affiliates (Note 3f)	$34,523,838	$127,511,461	$—
Value - Non-controlled affiliates (Note 3f)	1,278,815,389	1,920,077,688	1,184,997,982
Value - Unaffiliated Exchange traded funds	124,294,867	174,160,765	105,579,849
Total value of investments	1,437,634,094	2,221,749,914	1,290,577,831
Receivables:
Investment securities sold	205,741	240,376	205,740
Capital shares sold	1,660,573	1,494,002	1,192,631
Other assets	136	206	116
Total assets	1,439,500,544	2,223,484,498	1,291,976,318
Liabilities:
Payables:
Capital shares redeemed	4,209,121	6,035,872	4,558,797
Asset allocation fees	302,744	465,886	246,527
Distribution fees	1,231,187	1,722,195	953,976
Transfer agent fees	271,922	351,057	249,998
Accrued expenses and other liabilities	70,163	116,732	92,283
Total liabilities	6,085,137	8,691,742	6,101,581
Net assets, at value	$1,433,415,407	$2,214,792,756	$1,285,874,737
Net assets consist of:
Paid-in capital	$1,338,614,997	$1,902,169,260	$1,029,562,682
Undistributed net investment income	2,712,464	11,024,417	6,559,625
Net unrealized appreciation (depreciation)	125,381,587	291,628,919	223,759,152
Accumulated net realized gain (loss)	(33,293,641)	9,970,160	25,993,278
Net assets, at value	$1,433,415,407	$2,214,792,756	$1,285,874,737

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The accompanying notes are an integral part of these financial statements. | Annual Report 41

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2016

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Class A:
Net assets, at value	$809,038,730	$1,416,531,667	$822,832,625
Shares outstanding	58,886,563	95,297,415	47,213,142
Net asset value per share[a]	$13.74	$14.86	$17.43
Maximum offering price per share (net asset value per share ÷ 94.25%)	$14.58	$15.77	$18.49
Class C:
Net assets, at value	$470,582,473	$595,910,606	$308,736,454
Shares outstanding	34,923,336	41,164,467	18,172,271
Net asset value and maximum offering price per share[a]	$13.47	$14.48	$16.99
Class R:
Net assets, at value	$124,018,235	$158,192,387	$112,272,405
Shares outstanding	9,062,016	10,673,964	6,520,541
Net asset value and maximum offering price per share	$13.69	$14.82	$17.22
Class R6:
Net assets, at value	$2,197,477	$5,105,802	$2,822,070
Shares outstanding	160,110	343,547	161,485
Net asset value and maximum offering price per share	$13.72	$14.86	$17.48
Advisor Class:
Net assets, at value	$27,578,492	$39,052,294	$39,211,183
Shares outstanding	2,006,947	2,625,007	2,241,986
Net asset value and maximum offering price per share	$13.74	$14.88	$17.49

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

42 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2016

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Investment income:
Dividends:
Controlled affiliates (Note 3f)	$—	$253,994	$—
Non-controlled affiliates (Note 3f)	22,688,062	32,991,128	17,944,009
Unaffiliated Exchange traded funds	2,855,379	3,875,288	2,219,096
Total investment income	25,543,441	37,120,410	20,163,105
Expenses:
Asset allocation fees (Note 3a)	3,916,737	5,961,210	3,396,612
Distribution fees: (Note 3c)
Class A	2,149,768	3,773,429	2,153,692
Class C	5,032,462	6,400,634	3,218,567
Class R	651,147	894,779	629,148
Transfer agent fees: (Note 3e)
Class A	916,657	1,669,648	1,364,586
Class C	540,858	712,347	512,659
Class R	138,816	197,960	199,391
Class R6	598	588	612
Advisor Class	66,341	51,318	70,637
Custodian fees (Note 4)	4,824	2,029	1,362
Reports to shareholders	116,035	216,446	168,507
Registration and filing fees	125,757	156,587	114,679
Professional fees	39,119	44,624	37,253
Trustees’ fees and expenses	12,344	18,850	10,668
Other	27,604	38,810	27,687
Total expenses	13,739,067	20,139,259	11,906,060
Expenses waived/paid by affiliates (Note 3f and 3g)	(91,488)	(61,084)	(488,615)
Net expenses	13,647,579	20,078,175	11,417,445
Net investment income	11,895,862	17,042,235	8,745,660
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Controlled affiliates (Note 3f)	(1,254,502)	(1,878,477)	—
Non-controlled affiliates (Note 3f)	(32,421,660)	15,843,313	27,895,624
Unaffiliated Exchange traded funds	(5,550,567)	(15,286,060)	(11,522,126)
Realized gain distributions:
Non-controlled affiliates (Note 3f)	12,705,482	29,743,048	22,996,988
Net realized gain (loss)	(26,521,247)	28,421,824	39,370,486
Net change in unrealized appreciation (depreciation) on investments	77,528,235	62,881,574	20,368,376
Net realized and unrealized gain (loss)	51,006,988	91,303,398	59,738,862
Net increase (decrease) in net assets resulting from operations	$62,902,850	$108,345,633	$68,484,522

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The accompanying notes are an integral part of these financial statements. | Annual Report 43

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$11,895,862	$29,532,131	$17,042,235	$35,233,810
Net realized gain (loss)	(26,521,247)	42,933,441	28,421,824	79,383,856
Net change in unrealized appreciation (depreciation)	77,528,235	(115,281,577)	62,881,574	(169,359,603)
Net increase (decrease) in net assets resulting
from operations	62,902,850	(42,816,005)	108,345,633	(54,741,937)
Distributions to shareholders from:
Net investment income and short term gains received
from Underlying Funds and exchange traded funds:
Class A	(9,117,348)	(18,437,469)	(11,651,361)	(26,373,066)
Class C	(1,751,300)	(7,096,466)	(334,512)	(6,467,307)
Class R	(1,067,714)	(2,557,058)	(838,073)	(2,854,405)
Class R6	(33,339)	(49,277)	(60,719)	(92,558)
Advisor Class	(683,806)	(1,913,425)	(419,576)	(1,044,247)
Net realized gains:
Class A	(6,125,410)	(34,590,141)	(21,972,875)	(73,931,506)
Class C	(3,686,002)	(20,931,281)	(9,651,391)	(32,893,027)
Class R	(920,983)	(5,555,467)	(2,588,815)	(10,090,808)
Class R6	(16,730)	(78,609)	(85,228)	(209,246)
Advisor Class	(598,184)	(3,192,772)	(742,391)	(3,024,647)
Total distributions to shareholders	(24,000,816)	(94,401,965)	(48,344,941)	(156,980,817)
Capital share transactions: (Note 2)
Class A	(117,603,198)	68,912,114	(216,989,710)	58,477,157
Class C	(78,239,119)	32,038,615	(112,586,337)	34,357,140
Class R	(18,669,848)	(8,686,144)	(48,961,723)	(44,142,289)
Class R6	(140,699)	800,684	200,603	966,857
Advisor Class	(57,027,314)	(1,212,639)	(15,232,178)	(29,169,449)
Total capital share transactions	(271,680,178)	91,852,630	(393,569,345)	20,489,416
Net increase (decrease) in net assets	(232,778,144)	(45,365,340)	(333,568,653)	(191,233,338)
Net assets:
Beginning of year	1,666,193,551	1,711,558,891	2,548,361,409	2,739,594,747
End of year	$1,433,415,407	$1,666,193,551	$2,214,792,756	$2,548,361,409
Undistributed net investment income included in net assets:
End of year	$2,712,464	$800,076	$11,024,417	$781,622

44 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth
	Allocation Fund
	Year Ended December 31,
	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$8,745,660	$13,468,533
Net realized gain (loss)	39,370,486	62,845,478
Net change in unrealized appreciation (depreciation)	20,368,376	(102,938,221)
Net increase (decrease) in net assets resulting from operations	68,484,522	(26,624,210)
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(6,622,325)	(10,774,648)
Class C	(199,946)	(1,670,180)
Class R	(583,535)	(1,337,989)
Class R6	(33,831)	(40,509)
Advisor Class.	(409,994)	(721,649)
Net realized gains:
Class A	(16,777,167)	(53,303,108)
Class C	(6,455,785)	(20,658,511)
Class R	(2,416,571)	(9,523,158)
Class R6	(56,473)	(136,324)
Advisor Class.	(988,239)	(2,934,714)
Total distributions to shareholders	(34,543,866)	(101,100,790)
Capital share transactions: (Note 2)
Class A	(87,336,666)	79,558,253
Class C	(35,825,451)	31,096,033
Class R	(37,642,928)	(21,571,411)
Class R6	185,119	1,013,444
Advisor Class.	(11,707,981)	1,335,467
Total capital share transactions	(172,327,907)	91,431,786
Net increase (decrease) in net assets	(138,387,251)	(36,293,214)
Net assets:
Beginning of year	1,424,261,988	1,460,555,202
End of year	$1,285,874,737	$1,424,261,988
Undistributed net investment income included in net assets:
End of year	$6,559,625	$341,120

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The accompanying notes are an integral part of these financial statements. | Annual Report 45

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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NOTES TO FINANCIAL STATEMENTS

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and

2. Shares of Beneficial Interest

liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2016
Shares sold	9,876,237	$132,182,107	11,038,805	$159,601,771
Shares issued in reinvestment of distributions	1,112,500	14,914,678	2,296,983	33,079,385
Shares redeemed	(19,663,320)	(264,699,983)	(28,101,565)	(409,670,866)
Net increase (decrease)	(8,674,583)	$(117,603,198)	(14,765,777)	$(216,989,710)
Year ended December 31, 2015
Shares sold	17,092,437	$244,905,813	20,354,348	$316,387,088
Shares issued in reinvestment of distributions	3,730,409	51,852,094	6,518,174	98,432,261
Shares redeemed	(15,925,736)	(227,845,793)	(22,912,797)	(356,342,192)
Net increase (decrease)	4,897,110	$68,912,114	3,959,725	$58,477,157

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2. Shares of Beneficial Interest (continued)

	Franklin Conservative		Franklin Moderate
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Year ended December 31, 2016
Shares sold	4,863,793	$63,561,659	4,660,303	$65,455,983
Shares issued in reinvestment of distributions	398,830	5,210,489	702,978	9,675,738
Shares redeemed	(11,144,482)	(147,011,267)	(13,286,035)	(187,718,058)
Net increase (decrease)	(5,881,859)	$(78,239,119)	(7,922,754)	$(112,586,337)
Year ended December 31, 2015
Shares sold	8,906,517	$125,211,385	8,598,914	$130,261,509
Shares issued in reinvestment of distributions	1,965,005	26,793,109	2,574,921	37,990,036
Shares redeemed	(8,554,139)	(119,965,879)	(8,840,782)	(133,894,405)
Net increase (decrease)	2,317,383	$32,038,615	2,333,053	$34,357,140
Class R Shares:
Year ended December 31, 2016
Shares sold	1,289,646	$17,236,221	1,491,622	$21,589,915
Shares issued in reinvestment of distributions	144,387	1,924,897	235,070	3,355,220
Shares redeemed	(2,826,823)	(37,830,966)	(5,099,856)	(73,906,858)
Net increase (decrease)	(1,392,790)	$(18,669,848)	(3,373,164)	$(48,961,723)
Year ended December 31, 2015
Shares sold	1,425,914	$20,445,548	1,641,527	$25,496,276
Shares issued in reinvestment of distributions	568,121	7,875,900	839,104	12,665,188
Shares redeemed	(2,584,845)	(37,007,592)	(5,286,654)	(82,303,753)
Net increase (decrease)	(590,810)	$(8,686,144)	(2,806,023)	$(44,142,289)
Class R6 Shares:
Year ended December 31, 2016
Shares sold	57,015	$760,599	144,017	$2,100,685
Shares issued in reinvestment of distributions	3,733	50,069	10,086	145,947
Shares redeemed	(71,025)	(951,367)	(140,342)	(2,046,029)
Net increase (decrease)	(10,277)	$(140,699)	13,761	$200,603
Year ended December 31, 2015
Shares sold	68,870	$973,753	89,205	$1,371,085
Shares issued in reinvestment of distributions	9,251	127,885	20,026	301,805
Shares redeemed	(21,670)	(300,954)	(47,042)	(706,033)
Net increase (decrease)	56,451	$800,684	62,189	$966,857
Advisor Class Shares:
Year ended December 31, 2016
Shares sold	1,191,790	$16,036,547	1,189,361	$17,404,912
Shares issued in reinvestment of distributions	92,307	1,228,277	74,978	1,082,144
Shares redeemed	(5,417,398)	(74,292,138)	(2,292,721)	(33,719,234)
Net increase (decrease)	(4,133,301)	$(57,027,314)	(1,028,382)	$(15,232,178)
Year ended December 31, 2015
Shares sold	936,049	$13,410,437	1,214,201	$19,002,125
Shares issued in reinvestment of distributions	353,270	4,910,626	249,750	3,799,192
Shares redeemed	(1,365,830)	(19,533,702)	(3,383,987)	(51,970,766)
Net increase (decrease)	(76,511)	$(1,212,639)	(1,920,036)	$(29,169,449)

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	Franklin Growth
	Allocation Fund
	Shares	Amount
Class A Shares:
Year ended December 31, 2016
Shares sold	19,985,532	$338,147,125
Shares issued in reinvestment of distributions	1,380,599	23,061,353
Shares redeemed	(26,369,114)	(448,545,144)
Net increase (decrease)	(5,002,983)	$(87,336,666)
Year ended December 31, 2015
Shares sold	10,027,542	$185,661,705
Shares issued in reinvestment of distributions	3,533,130	63,072,998
Shares redeemed	(9,163,774)	(169,176,450)
Net increase (decrease)	4,396,898	$79,558,253
Class C Shares:
Year ended December 31, 2016
Shares sold	2,640,421	$43,293,123
Shares issued in reinvestment of distributions	405,959	6,488,468
Shares redeemed	(5,160,971)	(85,607,042)
Net increase (decrease)	(2,114,591)	$(35,825,451)
Year ended December 31, 2015
Shares sold	3,639,597	$65,500,165
Shares issued in reinvestment of distributions	1,243,202	21,716,225
Shares redeemed	(3,123,898)	(56,120,357)
Net increase (decrease)	1,758,901	$31,096,033
Class R Shares:
Year ended December 31, 2016
Shares sold	811,617	$13,599,811
Shares issued in reinvestment of distributions	178,979	2,934,501
Shares redeemed	(3,244,832)	(54,177,240)
Net increase (decrease)	(2,254,236)	$(37,642,928)
Year ended December 31, 2015
Shares sold	1,196,134	$21,889,834
Shares issued in reinvestment of distributions	600,945	10,634,648
Shares redeemed	(2,955,040)	(54,095,893)
Net increase (decrease)	(1,157,961)	$(21,571,411)
Class R6 Shares:
Year ended December 31, 2016
Shares sold	105,302	$1,799,872
Shares issued in reinvestment of distributions	5,354	90,304
Shares redeemed	(98,611)	(1,705,057)
Net increase (decrease)	12,045	$185,119
Year ended December 31, 2015
Shares sold	55,117	$1,017,221
Shares issued in reinvestment of distributions	9,933	176,833
Shares redeemed	(9,866)	(180,610)
Net increase (decrease)	55,184	$1,013,444

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2. Shares of Beneficial Interest (continued)

	Franklin Growth
	Allocation Fund
	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2016
Shares sold	941,928	$16,235,915
Shares issued in reinvestment of distributions	77,488	1,299,870
Shares redeemed	(1,686,137)	(29,243,766)
Net increase (decrease)	(666,721)	$(11,707,981)
Year ended December 31, 2015
Shares sold	489,563	$8,999,282
Shares issued in reinvestment of distributions	193,785	3,467,793
Shares redeemed	(594,699)	(11,131,608)
Net increase (decrease)	88,649	$1,335,467

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for

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NOTES TO FINANCIAL STATEMENTS

costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$287,548	$510,409	$478,305
CDSC retained.	$86,811	$89,990	$54,495

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Transfer agent fees	$661,192	$1,203,396	$987,455

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

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3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

Investments in FT Underlying Funds for the year ended December 31, 2016, were as follows:

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Pelagos Commodities Strategy
Fund, Class R6	5,291,099	402,500	(462,715)	5,230,884	$34,523,838	$ –	$(1,254,502)	25.6%
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	1,435,394	256,878	(369,792)	1,322,480	$65,145,366	$ –	$4,605,494 [a]	2.2%
Franklin Emerging Market Debt
Opportunities Fund	5,125,963	–	(5,125,963)	–	–[b]	–	(9,272,099)	–
Franklin Growth Fund, Class R6	2,174,815	228,890	(525,666)	1,878,039	143,876,605	1,278,948	12,974,726 [a]	1.2%
Franklin Growth Opportunities Fund,
ClassR6	876,138	36,618	(912,756)	–	–[b]	–	15,886,674	–
Franklin International Growth Fund,
ClassR6	1,395,369	62,515	(1,457,884)	–	–[b]	–	(1,087,152)	–
Franklin International Small Cap Growth
Fund, Class R6	2,661,332	1,280,260	(944,652)	2,996,940	49,179,786	696,347	3,023,945 [a]	4.2%
Franklin K2 Alternative Strategies Fund,
ClassR6	5,538,042	763,319	(445,942)	5,855,419	63,121,413	545,656	(96,993)	5.8%
Franklin Liberty Short Duration U.S.
Government ETF[c]	190,323	–	(190,323)	–	–[b]	15,281	(210,537)	–
Franklin LibertyQ Emerging Markets ETF .	–	1,265,400	(26,900)	1,238,500	32,956,485	112,384	(9,426)	13.2%
Franklin Low Duration Total Return Fund,
ClassR6	21,856,514	3,789,333	(4,523,670)	21,122,177	208,687,107	4,293,294	(1,370,145)	8.4%
Franklin Mutual European Fund, Class R6 .	2,769,711	422,046	(698,787)	2,492,970	47,815,162	1,196,336	(2,687,962)[a]	1.9%
Franklin Real Estate Securities Fund,
ClassR6	844,353	64,716	(909,069)	–	–[b]	517,547	5,443,918 [a]	–
Franklin Rising Dividends Fund, Class R6 .	2,022,338	214,654	(491,619)	1,745,373	91,736,806	1,894,080	6,729,427 [a]	0.5%
Franklin Small Cap Growth Fund,
ClassR6	543,995	38,012	(130,972)	451,035	8,975,592	–	(108,225)	0.3%
Franklin Strategic Income Fund, Class R6 .	10,291,767	11,553,344	(3,380,507)	18,464,604	177,998,780	3,746,144	(2,920,918)	2.5%
Franklin U.S. Government Securities Fund,
ClassR6	20,286,816	19,259,518	(6,340,885)	33,205,449	206,537,893	6,187,169	(2,000,298)	3.2%
Franklin Utilities Fund, Class R6	2,022,512	482,441	(882,399)	1,622,554	28,832,790	1,049,684	2,804,386 [a]	0.5%
Institutional Fiduciary Trust Money Market
Portfolio,0.09%	33,334,181	297,779,068	(324,762,162)	6,351,087	6,351,087	598	–	–[d]
Templeton Foreign Fund, Class R6	8,594,475	732,128	(2,772,505)	6,554,098	45,026,655	1,059,362	(229,198)	0.8%
Templeton Frontier Markets Fund,
ClassR6	1,372,510	83,356	(686,852)	769,014	8,366,871	95,232	(3,219,344)	4.6%
Templeton Global Total Return Fund,
ClassR6	27,972,399	1,827,601	(22,014,298)	7,785,702	94,206,991	–	(47,972,451)	1.8%
Total Non-Controlled Affiliates					$1,278,815,389	$22,688,062	$(19,716,178)
Total					$1,313,339,227	$22,688,062	$(20,970,680)

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								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin LibertyQ Emerging Markets ETF .	–	2,844,100	(62,500)	2,781,600	$74,018,376	$253,994	$(27,965)	29.6%
Franklin Pelagos Commodities Strategy
Fund, Class R6	8,074,252	476,429	(445,668)	8,105,013	53,493,085	–	(1,850,512)	39.6%
Total Controlled Affiliates					$127,511,461	$253,994	$(1,878,477)
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	3,104,067	337,875	(591,638)	2,850,304	$140,405,963	$ –	$8,592,728 [a]	4.7%
Franklin Emerging Market Debt
Opportunities Fund	4,703,524	–	(4,703,524)	–	–[b]	–	(6,713,070)	–
Franklin Growth Fund, Class R6	5,082,772	305,603	(921,199)	4,467,176	342,230,363	3,029,971	27,998,682 [a]	2.8%
Franklin Growth Opportunities Fund,
ClassR6	2,108,659	3,813	(2,112,472)	–	–[b]	–	36,089,139	–
Franklin International Growth Fund,
ClassR6	3,518,060	7,117	(3,525,177)	–	–[b]	–	(2,851,107)	–
Franklin International Small Cap Growth
Fund, Class R6	6,171,863	2,916,093	(1,813,805)	7,274,151	119,368,816	1,695,979	7,206,696 [a]	10.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	8,489,495	1,060,569	(489,356)	9,060,708	97,674,433	844,351	(122,633)	8.9%
Franklin Liberty Short Duration U.S.
Government ETF[c]	217,513	–	(217,513)	–	–[b]	17,464	(241,151)	–
Franklin Low Duration Total Return Fund,
ClassR6	20,488,108	4,641,079	(3,713,250)	21,415,937	211,589,456	4,295,859	(1,040,367)	8.5%
Franklin Mutual European Fund, Class R6 .	6,403,471	713,742	(1,219,749)	5,897,464	113,113,354	2,844,570	(3,407,731)[a]	4.5%
Franklin Real Estate Securities Fund,
ClassR6	2,118,854	72,672	(2,191,526)	–	–[b]	1,310,830	13,259,433 [a]	–
Franklin Rising Dividends Fund, Class R6 .	4,580,581	279,039	(836,134)	4,023,486	211,474,420	4,328,868	13,513,911 [a]	1.2%
Franklin Small Cap Growth Fund,
ClassR6	1,319,381	31,345	(237,405)	1,113,321	22,155,097	–	(158,071)	0.8%
Franklin Strategic Income Fund, Class R6 .	9,426,160	11,083,832	(2,870,961)	17,639,031	170,040,261	3,560,159	(2,336,644)	2.4%
Franklin U.S. Government Securities Fund,
ClassR6	18,160,278	18,455,352	(5,209,921)	31,405,709	195,343,508	5,814,168	(1,321,002)	3.1%
Franklin Utilities Fund, Class R6	5,431,764	260,947	(1,759,361)	3,933,350	69,895,628	2,491,118	8,928,306 [a]	1.1%
Institutional Fiduciary Trust Money Market
Portfolio,0.09%	60,006,957	442,818,778	(492,769,250)	10,056,485	10,056,485	1,087	–	0.1%
Templeton Foreign Fund, Class R6	19,839,565	801,516	(5,215,926)	15,425,155	105,970,818	2,505,987	(1,637,335)	1.8%
Templeton Frontier Markets Fund,
ClassR6	3,562,592	81,047	(1,611,352)	2,032,287	22,111,286	250,717	(7,712,839)	12.2%
Templeton Global Total Return Fund,
ClassR6	25,025,106	2,331,596	(20,030,437)	7,326,265	88,647,800	–	(42,460,584)	1.7%
Total Non-Controlled Affiliates					$1,920,077,688	$32,991,128	$45,586,361
Total					$2,047,589,149	$33,245,122	$43,707,884

Franklin Growth Allocation Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	2,375,363	240,629	(381,316)	2,234,676	$110,080,129	$ –	$5,369,121 [a]	3.7%
Franklin Emerging Market Debt
Opportunities Fund	891,959	–	(891,959)	–	–[b]	–	(849,788)	–
Franklin Growth Fund, Class R6	3,603,484	242,765	(557,150)	3,289,099	251,977,907	2,224,690	17,247,529 [a]	2.1%
Franklin Growth Opportunities Fund,
ClassR6	1,683,916	15,922	(1,699,838)	–	–[b]	–	26,844,404	–

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3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Growth Fund,
ClassR6	2,523,677	24,317	(2,547,994)	–	$ –[b] $ –		$(2,045,056)	–
Franklin International Small Cap Growth
Fund, Class R6	4,926,476	2,312,239	(1,293,390)	5,945,325	97,562,786	1,390,002	4,444,644 [a]	8.3%
Franklin K2 Alternative Strategies Fund,
ClassR6	4,773,803	711,664	(195,212)	5,290,255	57,028,943	492,989	(47,964)	5.2%
Franklin Liberty Short Duration U.S.
Government ETF[c]	43,840	–	(43,840)	–	–[b]	3,520	(48,487)	–
Franklin LibertyQ Emerging Markets ETF .	–	2,210,100	(28,600)	2,181,500	58,049,715	199,717	(5,902)	23.2%
Franklin Low Duration Total Return Fund,
ClassR6	4,043,897	2,187,926	(1,431,662)	4,800,161	47,425,588	948,723	(395,439)	1.9%
Franklin Mutual European Fund, Class R6 .	4,754,170	610,500	(779,423)	4,585,247	87,945,035	2,218,244	(3,392,920)[a]	3.5%
Franklin Pelagos Commodities Strategy
Fund, Class R6	4,504,698	338,474	(174,154)	4,669,018	30,815,521	–	(726,656)	22.8%
Franklin Real Estate Securities Fund,
ClassR6	1,627,427	69,596	(1,697,023)	–	–[b]	1,032,791	10,203,803 [a]	–
Franklin Rising Dividends Fund, Class R6 .	3,396,850	230,914	(529,133)	3,098,631	162,864,060	3,286,077	8,387,143 [a]	0.9%
Franklin Small Cap Growth Fund,
ClassR6	919,432	27,326	(141,461)	805,297	16,025,405	–	(105,614)	0.6%
Franklin Strategic Income Fund, Class R6 .	1,841,518	3,168,092	(1,128,422)	3,881,188	37,414,656	772,027	(910,004)	0.5%
Franklin U.S. Government Securities Fund,
ClassR6	3,335,076	5,645,795	(2,033,731)	6,947,140	43,211,208	1,255,850	(215,886)	0.7%
Franklin Utilities Fund, Class R6	3,735,821	412,774	(1,185,966)	2,962,629	52,645,916	1,840,348	4,691,908 [a]	0.9%
Institutional Fiduciary Trust Money Market
Portfolio,0.09%	31,962,324	257,038,610	(282,940,430)	6,060,504	6,060,504	762	–	–[d]
Templeton Foreign Fund, Class R6	15,493,988	737,131	(3,648,079)	12,583,040	86,445,484	2,051,510	(1,495,991)	1.5%
Templeton Frontier Markets Fund,
ClassR6	3,108,895	83,420	(1,351,313)	1,841,002	20,030,108	226,759	(7,648,246)	11.0%
Templeton Global Total Return Fund,
ClassR6	4,877,598	1,492,530	(4,765,581)	1,604,547	19,415,017	–	(8,407,987)	0.4%
Total					$1,184,997,982	$17,944,009	$50,892,612

aIncludes realized gain distributions received.
bAs of December 31, 2016, no longer held by the fund.
cEffective June 1, 2016, Franklin Short Duration U.S. Government ETF was renamed Franklin Liberty Short Duration U.S. Government ETF.
dRounds to less than 0.1%

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g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed the following based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth Allocation
	Fund	Allocation Fund	Fund

Class A, Class C, Class R & Advisor Class	0.40%	0.40%	0.40%
Class R6	0.28%	0.28%	0.26%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2016, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2106, the capital loss carryforwards were as follows:

Franklin
Conservative
Allocation Fund
Capital loss carryforwards:
Short term	$5,477,789
Long term	18,100,827
Total capital loss carryforwards	$23,578,616

The tax character of distributions paid during the years ended December 31, 2016 and 2015, was as follows:

	Franklin Conservative		Franklin Moderate		Franklin Growth
	Allocation Fund		Allocation Fund		Allocation Fund
	2016	2015	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$12,655,818	$31,946,548	$13,304,241	$39,248,227	$8,101,004	$15,813,337
Long term capital gain	11,344,998	62,455,417	35,040,700	117,732,590	26,442,862	85,287,453
	$24,000,816	$94,401,965	$48,344,941	$156,980,817	$34,543,866	$101,100,790

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5. Income Taxes (continued)

At December 31, 2016, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,321,967,538	$1,939,182,211	$1,070,538,727

Unrealized appreciation	$147,435,229	$322,769,914	$236,406,884
Unrealized depreciation	(31,768,673)	(40,202,211)	(16,367,780)
Net unrealized appreciation (depreciation)	$115,666,556	$282,567,703	$220,039,104

Undistributed ordinary income	$2,712,070	$11,024,421	$6,559,634
Undistributed long term capital gains	—	19,031,373	29,713,330
Distributable earnings	$2,712,070	$30,055,794	$36,272,964

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2016, were as follows:

	Franklin	Franklin	Franklin
	Conservative	Moderate	Growth
	Allocation Fund	Allocation Fund	Allocation Fund

Purchases	$540,749,705	$693,014,963	$407,817,945
Sales	$827,889,681	$1,109,958,994	$600,135,425

7. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2016, the Funds did not use the Global Credit Facility.

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8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations
Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipt

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the "Funds") as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2017

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2016:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund
$11,344,998	$39,659,516	$32,418,330

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2016:

Franklin
Growth
Allocation Fund
$248,204

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2016:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

$33.89%	$74.80%	$91.47%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2016:

Franklin	Franklin	Franklin
Conservative	Moderate	Growth
Allocation Fund	Allocation Fund	Allocation Fund

$9,094,447	$20,856,925	$16,070,436

Distributions, including qualified dividend income, paid during calendar year 2016 will be reported to shareholders on Form 1099-DIV by mid-February 2017. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2016, the Funds, a qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 28, 2016, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6, and Class Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin Conservative Allocation Fund
Class A	$0.0047	$0.1185	$0.0324
Class C	$0.0047	$0.1185	$0.0324
Class R	$0.0047	$0.1185	$0.0324
Class R6	$0.0047	$0.1185	$0.0324
Advisor Class	$0.0047	$0.1185	$0.0324

Franklin Moderate Allocation Fund
Class A	$0.0064	$0.1305	$0.0548
Class C	$0.0064	$0.1305	$0.0548
Class R	$0.0064	$0.1305	$0.0548
Class R6	$0.0064	$0.1305	$0.0548
Advisor Class	$0.0064	$0.1305	$0.0548

Franklin Growth Allocation Fund
Class A	$0.0095	$0.1625	$0.0896
Class C	$0.0095	$0.1625	$0.0896
Class R	$0.0095	$0.1625	$0.0896
Class R6	$0.0095	$0.1625	$0.0896
Advisor Class	$0.0095	$0.1625	$0.0896

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2017, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2016. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2016 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	142	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	136	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment
Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	142	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (November 2016),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	142	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Larry D. Thompson (1945)	Trustee	Since 2007	142	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
Company (education and media
organization) (2011-present) and
Cbeyond, Inc. (business
communications provider)
(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia
School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	116	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	158	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	142	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and Since 2010		Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President Since May 2016		Not Applicable	Not Applicable
One Franklin Parkway	–AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President Since 2013		Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director ofFranklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective November 1, 2016, Frank Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of
Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
December 31, 2016

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund
Franklin Founding Funds Allocation Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin Corefolio Allocation Fund	5
Franklin Founding Funds Allocation Fund	11
Financial Highlights and Statements of Investments	17
Financial Statements	27
Notes to Financial Statements	30
Report of Independent Registered
Public Accounting Firm	38
Tax Information	39
Board Members and Officers	41
Shareholder Information	45

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Economic and Market Overview

The global economy grew moderately during the 12-month period despite slower growth in some countries. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, rose. Global markets were aided by accommodative monetary policies of various global central banks, improved commodity prices after 2016’s first quarter, finalization of Greece’s new debt deal and generally encouraging global economic data. Further supporting markets were expectations of higher interest rates and inflation in the U.S., driven by talk of expansionary fiscal policies under new U.S. president Donald Trump, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, these factors were partially offset by a slowdown in China’s economy and declining commodity prices early in the period, geopolitical tensions in certain regions, uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates and worries about the health of European banks. In addition, global economic concerns and the U.K.’s historic referendum to leave the European Union (also known as “Brexit”) contributed to volatility in global stock markets.

The U.S. economy grew in 2016 despite a general decline in private inventory and business investments, which partly offset strength in consumer spending, residential investment and government spending. Manufacturing conditions remained volatile but generally expanded. The services sector also grew for most of the period, contributing to new jobs that helped the unemployment rate decrease from 5.0% in December 2015 to 4.7% at period-end.1 Retail sales generally rose, as did home sales and prices amid declining mortgage rates. At its December meeting, the Fed increased its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited an improvement in U.S. labor markets and higher inflation. The Federal Open Market Committee also hinted at three additional hikes in 2017, and the Fed raised its 2017 U.S. economic growth forecast, while lowering its unemployment projections.

In Europe, the U.K.’s annualized economic growth accelerated in 2016’s second half, driven by gross fixed capital formation in the third quarter and manufacturing and services in the fourth quarter. Immediate effects of the Brexit vote in June materialized as U.K. stocks declined significantly, the British pound hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investor concerns about banking sector weakness, low corporate earnings and post-Brexit politics, some regions benefited from rising consumer spending, resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone grew slightly early in the period, aided by lower oil prices, improved exports and the European Central Bank’s (ECB’s) accommodative monetary policy. However, growth moderated in 2016’s second quarter and improved in the third and fourth quarters. After declining in the beginning of 2016, the eurozone’s annual inflation rate increased gradually to reach its highest reading in three years toward period-end, ending at an estimated 1.1% in December. The ECB cut its benchmark interest rate and expanded its massive bond-buying program in March and August 2016 to boost the region’s slowing growth. Furthermore, at its December meeting, the ECB extended the continuation of its monthly asset purchases from March to December of 2017, but it agreed to scale back the purchase amount beginning in April 2017.

In Asia, Japan’s quarterly gross domestic product grew slower in the third quarter than in the second and first quarters, mainly due to declines in private non-residential and public investments. In January 2016, the Bank of Japan (BOJ) introduced negative interest rates on excess reserves held by financial institutions with the central bank to boost lending and help achieve its inflation target. In July 2016, Japan’s Prime Minister Shinzo Abe announced a higher-than-expected fiscal stimulus to revive the economy, followed by an additional monetary stimulus announcement by the BOJ. The BOJ kept its interest rates unchanged toward period-end; however, it overhauled its monetary policy in September to focus on yield-curve control. The bank further announced that it adjusted its Japanese government bond purchases to maintain the 10-year rate for these bonds near 0%.

In emerging markets, economic growth generally moderated during the period. Brazil’s economy continued to be in recession and the country’s central bank cut its benchmark interest rate in October and November 2016 to spur economic growth. Russia’s economic contraction eased in 2016, following a rebound in oil prices and improved industrial production. The Bank of Russia reduced its key interest rates in June and September of 2016 to revive its economy. China’s economy grew at a stable rate in the first three quarters of 2016 and expanded slightly faster in the fourth quarter, as full-year 2016 growth remained within the government’s targeted range. However, the People’s Bank of China employed monetary easing measures that included cutting the cash reserve

1. Source: Bureau of Labor Statistics.

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requirement ratio for the country’s banks and effectively devaluing the Chinese currency against the U.S. dollar. In India, economic growth marginally increased from July through September 2016 due to slower private consumption growth and increased government spending. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of December 31, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin Corefolio Allocation Fund

This annual report for Franklin Corefolio Allocation Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation through investments in a combination of Franklin Growth Opportunities Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares delivered a +7.64% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +11.96% cumulative total return, and the MSCI World Index, which tracks equity performance in global developed markets, had a +8.15% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets allocated approximately 25% each in Franklin Growth Opportunities Fund, Franklin Growth Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. Prior to 8/27/16, the Fund invested its assets allocated approximately 25% each in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Franklin Mutual Shares and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Mutual Shares Fund – Class R6 outperformed the S&P 500, while Franklin Growth Fund – Class R6 underperformed the index. The Franklin Flex Cap Growth Fund was reorganized into the Franklin Growth Opportunities Fund effective 8/26/16 because the investment management believe that both share similar investment goals, strategies and holdings. The Franklin Growth Opportunities Fund – Class R6 (from 8/26/16 – 12/31/16), and the Franklin Flex Cap Growth Fund – Class R6 (from 1/1/16 – 8/25/16) underperformed the S&P 500, while the Templeton Growth Fund – Class R6 outperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 21.

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FRANKLIN COREFOLIO ALLOCATION FUND

Thank you for your continued participation in Franklin Corefolio Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN COREFOLIO ALLOCATION FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+7.64%	+1.48%
5-Year	+70.32%	+9.92%
10-Year	+61.64%	+4.30%
Advisor
1-Year	+7.90%	+7.90%
5-Year	+72.59%	+11.53%
10-Year	+66.22%	+5.21%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 9 for Performance Summary footnotes.

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FRANKLIN COREFOLIO ALLOCATION FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class
A	1.02%
Advisor	0.77%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general conditions. Foreign investing carries additional risks such as currency and market volatility, and political or social instability; risks that are heightened in developing countries. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Value securities may not increase in price as anticipated or may decline further in value. The Fund includes investments in specialized industry sectors such as the technology sector, which has been among the most volatile in the market. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. Equity Market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatsources.com for additional data provider information.

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FRANKLIN COREFOLIO ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,084.30	$2.36	$1,022.87	$2.29	0.45%
C	$1,000	$1,080.00	$6.27	$1,019.10	$6.09	1.20%
R	$1,000	$1,082.40	$3.66	$1,021.62	$3.56	0.70%
Advisor	$1,000	$1,085.00	$1.05	$1,024.13	$1.02	0.20%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin Founding Funds Allocation Fund

This annual report for Franklin Founding Funds Allocation Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund’s principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Performance Overview

The Fund’s Class A shares had a +13.52% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmarks, the Standard & Poor’s 500 Index (S&P 500), which is a broad measure of U.S. stock performance, generated a +11.96% total return and the MSCI World Index, which tracks equity performance in global developed markets, had a +8.15% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Franklin Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund’s allocations to maintain the predetermined equal weightings of approximately 33S% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

Portfolio Review

The Fund’s performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and to the actual performance of the selected underlying funds.

During the period under review, Franklin Income Fund –Class R6 and Franklin Mutual Shares Fund – Class R6 outperformed the S&P 500. Templeton Growth Fund –Class R6 outperformed the MSCI World Index.

1. Source: Morningstar.
The indexes are unmanaged and include reinvested distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 26.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Thank you for your continued participation in Franklin Founding Funds Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+13.52%	+7.00%
5-Year	+58.24%	+8.33%
10-Year	+44.59%	+3.15%
Advisor
1-Year	+13.82%	+13.82%
5-Year	+60.18%	+9.88%
10-Year	+48.43%	+4.03%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN FOUNDING FUNDS ALLOCATION FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 15 for Performance Summary footnotes.

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		FRANKLIN FOUNDING FUNDS ALLOCATION FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[5]
Share Class
A	1.00%
Advisor	0.75%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds that may engage in a variety of investment strategies involving certain risks, the Fund is subject to these same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bonds are affected by changes in interest rates and the creditworthiness of their issuers. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds adjust to a rise in interest rates, the Fund’s share price may decline. Higher yielding, lower rated corporate bonds entail a greater degree of credit risk compared to investment-grade securities. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Value securities may not increase in price as anticipated or may decline further in value. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund, contractually guaranteed through its current fiscal year-end. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Source Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. Equity Market performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.
5. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatsources.com for additional data provider information.

franklintempleton.com

Annual Report

15

FRANKLIN FOUNDING FUNDS ALLOCATION FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,105.90	$2.17	$1,023.08	$2.08	0.41%
C	$1,000	$1,101.40	$6.07	$1,019.36	$5.84	1.15%
R	$1,000	$1,104.10	$3.49	$1,021.82	$3.35	0.66%
Advisor	$1,000	$1,106.80	$0.85	$1,024.33	$0.81	0.16%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

16 Annual Report

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Corefolio Allocation Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.80	$18.00	$17.61	$13.57	$11.93
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.14	0.23	0.11	0.11
Net realized and unrealized gains (losses)	1.07	(0.32)	0.91	4.09	1.65
Total from investment operations	1.21	(0.18)	1.14	4.20	1.76
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.17)	(0.16)	(0.29)	(0.16)	(0.12)
Net realized gains	(0.78)	(0.86)	(0.46)	—	—
Total distributions	(0.95)	(1.02)	(0.75)	(0.16)	(0.12)
Net asset value, end of year.	$17.06	$16.80	$18.00	$17.61	$13.57

Total return[d]	7.64%	(1.20)%	6.48%	31.01%	14.80%

Ratios to average net assets
Expenses[e]	0.45%[f]	0.47%[f]	0.48%[f]	0.44%	0.36%
Net investment income[c]	0.83%	0.80%	1.27%	0.68%	0.86%

Supplemental data
Net assets, end of year (000’s)	$507,530	$523,540	$558,862	$558,124	$449,252
Portfolio turnover rate	0.40%	0.53%	5.77%	5.90%	2.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2016.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 17

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.61	$17.81	$17.44	$13.45	$11.82
Income from investment operations[a]:
Net investment income (loss)[b,c]	0.01	0.02	0.10	(—)[d]	0.02
Net realized and unrealized gains (losses)	1.05	(0.33)	0.89	4.04	1.64
Total from investment operations	1.06	(0.31)	0.99	4.04	1.66
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.04)	(0.03)	(0.16)	(0.05)	(0.03)
Net realized gains	(0.78)	(0.86)	(0.46)	—	—
Total distributions	(0.82)	(0.89)	(0.62)	(0.05)	(0.03)
Net asset value, end of year.	$16.85	$16.61	$17.81	$17.44	$13.45

Total return[e]	6.82%	(1.92)%	5.69%	30.09%	14.04%

Ratios to average net assets
Expenses[f]	1.20%[g]	1.19%[g]	1.19%[g]	1.15%	1.07%
Net investment income (loss)[c]	0.08%	0.08%	0.56%	(0.03)%	0.15%

Supplemental data
Net assets, end of year (000’s)	$160,729	$172,116	$176,680	$176,332	$142,879
Portfolio turnover rate	0.40%	0.53%	5.77%	5.90%	2.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2016.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

18 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.81	$18.01	$17.60	$13.56	$11.93
Income from investment operations[a]:
Net investment income[b,c]	0.10	0.10	0.16	0.06	0.09
Net realized and unrealized gains (losses)	1.06	(0.32)	0.95	4.11	1.64
Total from investment operations	1.16	(0.22)	1.11	4.17	1.73
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.13)	(0.12)	(0.24)	(0.13)	(0.10)
Net realized gains	(0.78)	(0.86)	(0.46)	—	—
Total distributions	(0.91)	(0.98)	(0.70)	(0.13)	(0.10)
Net asset value, end of year.	$17.06	$16.81	$18.01	$17.60	$13.56

Total return	7.33%	(1.43)%	6.30%	30.76%	14.49%

Ratios to average net assets
Expenses[d]	0.70%[e]	0.69%[e]	0.69%[e]	0.65%	0.57%
Net investment income[c]	0.58%	0.58%	1.06%	0.47%	0.65%

Supplemental data
Net assets, end of year (000’s)	$1,461	$1,423	$1,545	$1,903	$1,856
Portfolio turnover rate	0.40%	0.53%	5.77%	5.90%	2.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2016.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 19

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Corefolio Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.82	$18.03	$17.64	$13.59	$11.95
Income from investment operations[a]:
Net investment income[b,c]	0.21	0.21	0.32	0.18	0.18
Net realized and unrealized gains (losses)	1.04	(0.35)	0.88	4.08	1.62
Total from investment operations	1.25	(0.14)	1.20	4.26	1.80
Less distributions from:
Net investment income and short term gains received from
Underlying Funds	(0.21)	(0.21)	(0.35)	(0.21)	(0.16)
Net realized gains	(0.78)	(0.86)	(0.46)	—	—
Total distributions	(0.99)	(1.07)	(0.81)	(0.21)	(0.16)
Net asset value, end of year.	$17.08	$16.82	$18.03	$17.64	$13.59

Total return	7.90%	(0.96)%	6.79%	31.38%	15.11%

Ratios to average net assets
Expenses[d]	0.20%[e]	0.19%[e]	0.19%[e]	0.15%	0.07%
Net investment income[c]	1.08%	1.08%	1.56%	0.97%	1.15%

Supplemental data
Net assets, end of year (000’s)	$22,721	$19,396	$18,918	$15,495	$10,245
Portfolio turnover rate	0.40%	0.53%	5.77%	5.90%	2.14%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.59% for the year ended December 31, 2016.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

20 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016
Franklin Corefolio Allocation Fund
	Shares	Value
Investments in Underlying Funds 100.1%
Domestic Equity 74.7%
[a] Franklin Growth Fund, Class R6	2,263,209	$173,384,433
[a,b] Franklin Growth Opportunities Fund, Class R6	5,120,061	167,835,614
[a] Franklin Mutual Shares Fund, Class R6	6,230,761	175,769,754
		516,989,801
Foreign Equity 25.4%
[a] Templeton Growth Fund Inc., Class R6	7,490,909	176,261,100
Total Investments in Underlying Funds
before Short Term Investments (Cost $531,432,400)		693,250,901

Short Term Investments (Cost $329,163) 0.1%
Money Market Funds 0.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	329,163	329,163
Total Investments in Underlying Funds (Cost $531,761,563) 100.2%		693,580,064
Other Assets, less Liabilities (0.2)%		(1,139,598)
Net Assets 100.0%		$692,440,466

aSee Note 3(e) regarding investments in Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

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The accompanying notes are an integral part of these financial statements. | Annual Report 21

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin Founding Funds Allocation Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.14	$13.31	$13.37	$11.14	$9.88
Income from investment operations[a]:
Net investment income[b,c]	0.36	0.35	0.46	0.32	0.35
Net realized and unrealized gains (losses)	1.26	(1.16)	(0.06)	2.29	1.28
Total from investment operations	1.62	(0.81)	0.40	2.61	1.63
Less distributions from net investment income	(0.29)	(0.36)	(0.46)	(0.38)	(0.37)
Net asset value, end of year.	$13.47	$12.14	$13.31	$13.37	$11.14

Total return[d]	13.52%	(6.18)%	2.92%	23.64%	16.76%

Ratios to average net assets
Expenses[e]	0.42%[f]	0.41%[f]	0.41%[f]	0.39%	0.33%
Net investment income[c]	2.87%	2.65%	3.35%	2.63%	3.24%

Supplemental data
Net assets, end of year (000’s)	$3,310,397	$3,346,192	$3,958,706	$4,170,045	$3,766,640
Portfolio turnover rate	0.06%	—%	3.79%	3.04%	3.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2016.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

22 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.96	$13.11	$13.18	$10.99	$9.75
Income from investment operations[a]:
Net investment income[b,c]	0.26	0.25	0.35	0.23	0.26
Net realized and unrealized gains (losses)	1.25	(1.14)	(0.07)	2.25	1.27
Total from investment operations	1.51	(0.89)	0.28	2.48	1.53
Less distributions from net investment income	(0.20)	(0.26)	(0.35)	(0.29)	(0.29)
Net asset value, end of year.	$13.27	$11.96	$13.11	$13.18	$10.99

Total return[d]	12.71%	(6.85)%	2.12%	22.69%	15.87%

Ratios to average net assets
Expenses[e]	1.17%[f]	1.16%[f]	1.16%[f]	1.14%	1.08%
Net investment income[c]	2.12%	1.90%	2.60%	1.88%	2.49%

Supplemental data
Net assets, end of year (000’s)	$1,402,623	$1,458,281	$1,745,766	$1,829,111	$1,657,087
Portfolio turnover rate	0.06%	—%	3.79%	3.04%	3.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2016.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 23

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.16	$13.33	$13.39	$11.16	$9.89
Income from investment operations[a]:
Net investment income[b,c]	0.33	0.32	0.44	0.29	0.31
Net realized and unrealized gains (losses)	1.26	(1.16)	(0.08)	2.29	1.30
Total from investment operations	1.59	(0.84)	0.36	2.58	1.61
Less distributions from net investment income	(0.26)	(0.33)	(0.42)	(0.35)	(0.34)
Net asset value, end of year.	$13.49	$12.16	$13.33	$13.39	$11.16

Total return	13.22%	(6.40)%	2.68%	23.28%	16.52%

Ratios to average net assets
Expenses[d]	0.67%[e]	0.66%[e]	0.66%[e]	0.64%	0.58%
Net investment income[c]	2.62%	2.40%	3.10%	2.38%	2.99%

Supplemental data
Net assets, end of year (000’s)	$10,776	$10,724	$11,619	$10,597	$10,058
Portfolio turnover rate	0.06%	—%	3.79%	3.04%	3.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2016.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

24 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin Founding Funds Allocation Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.20	$13.38	$13.44	$11.20	$9.93
Income from investment operations[a]:
Net investment income[b,c]	0.40	0.39	0.53	0.39	0.38
Net realized and unrealized gains (losses)	1.26	(1.18)	(0.10)	2.26	1.29
Total from investment operations	1.66	(0.79)	0.43	2.65	1.67
Less distributions from net investment income	(0.32)	(0.39)	(0.49)	(0.41)	(0.40)
Net asset value, end of year.	$13.54	$12.20	$13.38	$13.44	$11.20

Total return	13.82%	(5.98)%	3.17%	23.93%	17.08%

Ratios to average net assets
Expenses[d]	0.17%[e]	0.16%[e]	0.16%[e]	0.14%	0.08%
Net investment income[c]	3.12%	2.90%	3.60%	2.88%	3.49%

Supplemental data
Net assets, end of year (000’s)	$131,368	$123,966	$141,932	$114,369	$71,487
Portfolio turnover rate	0.06%	—%	3.79%	3.04%	3.59%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
dDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.58% for the year ended December 31, 2016.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements. | Annual Report 25

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016
Franklin Founding Funds Allocation Fund
	Shares	Value
Investments in Underlying Funds 99.3%
Domestic Equity 33.0%
[a] Franklin Mutual Shares Fund, Class R6	56,858,363	$1,603,974,430
Domestic Hybrid 33.2%
[a] Franklin Income Fund, Class R6	702,953,600	1,609,763,745
Foreign Equity 33.1%
[a] Templeton Growth Fund Inc., Class R6	68,244,005	1,605,781,434
Total Investments in Underlying Funds
before Short Term Investments (Cost $4,674,680,686)		4,819,519,609

Short Term Investments (Cost $45,364,019) 0.9%
Money Market Funds 0.9%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	45,364,019	45,364,019
Total Investments in Underlying Funds (Cost $4,720,044,705) 100.2%		4,864,883,628
Other Assets, less Liabilities (0.2)%		(9,720,037)
Net Assets 100.0%		$4,855,163,591

aSee Note 3(e) regarding investments in Underlying Funds.
bThe rate shown is the annualized seven-day yield at period end.

26 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
December 31, 2016

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3e)	$531,761,563	$4,720,044,705
Value - Non-controlled affiliates (Note 3e)	$693,580,064	$4,864,883,628
Receivables:
Capital shares sold	537,624	4,499,082
Other assets	56	397
Total assets	694,117,744	4,869,383,107
Liabilities:
Payables:
Capital shares redeemed	988,843	9,296,264
Administrative fees	17,652	122,554
Distribution fees	478,729	3,681,672
Transfer agent fees	141,098	894,397
Accrued expenses and other liabilities.	50,956	224,629
Total liabilities	1,677,278	14,219,516
Net assets, at value	$692,440,466	$4,855,163,591
Net assets consist of:
Paid-in capital	$519,787,896	$6,290,797,973
Undistributed net investment income.	497,334	54,471,274
Net unrealized appreciation (depreciation)	161,818,501	144,838,923
Accumulated net realized gain (loss)	10,336,735	(1,634,944,579)
Net assets, at value	$692,440,466	$4,855,163,591
Class A:
Net assets, at value	$507,529,630	$3,310,397,155
Shares outstanding.	29,757,955	245,813,550
Net asset value per share[a]	$17.06	$13.47
Maximum offering price per share (net asset value per share ÷ 94.25%)	$18.10	$14.29
Class C:
Net assets, at value	$160,728,525	$1,402,622,968
Shares outstanding.	9,538,774	105,722,325
Net asset value and maximum offering price per share[a]	$16.85	$13.27
Class R:
Net assets, at value	$1,461,337	$10,775,769
Shares outstanding.	85,661	798,888
Net asset value and maximum offering price per share	$17.06	$13.49
Advisor Class:
Net assets, at value	$22,720,974	$131,367,699
Shares outstanding.	1,330,090	9,700,420
Net asset value and maximum offering price per share	$17.08	$13.54

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2016

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Investment income:
Dividends from non-controlled affliates (Note 3e)	$8,693,286	$156,700,986
Expenses:
Administrative fees (Note 3a)	204,431	1,429,249
Distribution fees: (Note 3b)
Class A	1,246,452	8,100,549
Class C	1,618,055	13,883,061
Class R	7,084	53,008
Transfer agent fees: (Note 3d)
Class A	691,142	4,034,635
Class C	224,295	1,732,402
Class R	1,964	13,200
Advisor Class.	27,312	152,092
Reports to shareholders	73,741	466,859
Registration and filing fees	75,805	137,660
Professional fees	32,531	56,259
Trustees’ fees and expenses	5,302	37,085
Other	21,296	51,315
Total expenses	4,229,410	30,147,374
Expenses waived/paid by affiliates (Note 3e)	(174)	(13,564)
Net expenses.	4,229,236	30,133,810
Net investment income	4,464,050	126,567,176
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3e)	7,096,982	27,301,247
Realized gain distributions:
Non-controlled affiliates (Note 3e)	16,222,442	68,672,338
Net realized gain (loss)	23,319,424	95,973,585
Net change in unrealized appreciation (depreciation) on investments	20,074,183	368,692,349
Net realized and unrealized gain (loss)	43,393,607	464,665,934
Net increase (decrease) in net assets resulting from operations	$47,857,657	$591,233,110

28 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$4,464,050	$4,810,657	$126,567,176	$134,996,183
Net realized gain (loss)	23,319,424	44,600,689	95,973,585	182,112,276
Net change in unrealized appreciation (depreciation)	20,074,183	(59,102,865)	368,692,349	(658,109,619)
Net increase (decrease) in net assets resulting from
operations	47,857,657	(9,691,519)	591,233,110	(341,001,160)
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds:
Class A	(4,860,981)	(4,857,615)	(73,164,442)	(98,500,766)
Class C	(353,650)	(344,671)	(21,414,705)	(31,651,129)
Class R	(10,552)	(9,705)	(214,299)	(288,382)
Advisor Class	(273,325)	(237,700)	(3,114,421)	(4,014,176)
Net realized gains:
Class A	(23,135,786)	(26,103,339)	—	—
Class C	(7,634,487)	(8,598,561)	—	—
Class R	(68,108)	(72,612)	—	—
Advisor Class	(918,626)	(921,242)	—	—
Total distributions to shareholders	(37,255,515)	(41,145,445)	(97,907,867)	(134,454,453)
Capital share transactions: (Note 2)
Class A	(23,919,590)	1,681,278	(372,282,081)	(291,816,141)
Class C	(13,720,355)	7,843,594	(198,606,550)	(145,892,163)
Class R	10,564	(17,938)	(1,069,039)	143,883
Advisor Class	2,992,796	1,799,263	(5,366,638)	(5,840,597)
Total capital share transactions	(34,636,585)	11,306,197	(577,324,308)	(443,405,018)
Net increase (decrease) in net assets	(24,034,443)	(39,530,767)	(83,999,065)	(918,860,631)
Net assets:
Beginning of year	716,474,909	756,005,676	4,939,162,656	5,858,023,287
End of year.	$692,440,466	$716,474,909	$4,855,163,591	$4,939,162,656
Undistributed net investment income included in net assets:
End of year.	$497,334	$253,021	$54,471,274	$14,190,856

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The accompanying notes are an integral part of these financial statements. | Annual Report 29

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest in affiliated mutual funds managed by Franklin Templeton (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing NAV each trading day.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

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NOTES TO FINANCIAL STATEMENTS

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2016
Shares sold	2,026,622	$33,409,181	11,424,321	$142,666,866
Shares issued in reinvestment of distributions	1,710,558	27,406,298	5,568,616	70,554,700
Shares redeemed	(5,142,894)	(84,735,069)	(46,872,408)	(585,503,647)
Net increase (decrease)	(1,405,714)	$(23,919,590)	(29,879,471)	$(372,282,081)
Year ended December 31, 2015
Shares sold	3,001,182	$54,267,449	18,163,303	$240,044,331
Shares issued in reinvestment of distributions	1,707,783	30,211,212	7,502,937	94,732,766
Shares redeemed	(4,587,530)	(82,797,383)	(47,501,150)	(626,593,238)
Net increase (decrease)	121,435	$1,681,278	(21,834,910)	$(291,816,141)
Class C Shares:
Year ended December 31, 2016
Shares sold	838,806	$13,585,869	5,306,931	$65,224,907
Shares issued in reinvestment of distributions	492,310	7,691,548	1,597,787	19,904,491
Shares redeemed	(2,153,618)	(34,997,772)	(23,112,939)	(283,735,948)
Net increase (decrease)	(822,502)	$(13,720,355)	(16,208,221)	$(198,606,550)
Year ended December 31, 2015
Shares sold	1,337,864	$23,778,283	7,259,845	$93,929,359
Shares issued in reinvestment of distributions	489,808	8,602,866	2,368,889	29,282,876
Shares redeemed	(1,384,615)	(24,537,555)	(20,826,861)	(269,104,398)
Net increase (decrease)	443,057	$7,843,594	(11,198,127)	$(145,892,163)

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2016
Shares sold	10,968	$181,668	167,403	$2,071,803
Shares issued in reinvestment of distributions	4,929	78,660	16,509	208,973
Shares redeemed	(14,885)	(249,764)	(267,033)	(3,349,815)
Net increase (decrease)	1,012	$10,564	(83,121)	$(1,069,039)
Year ended December 31, 2015
Shares sold	2,501	$44,950	157,570	$2,082,811
Shares issued in reinvestment of distributions	4,643	82,317	22,443	283,329
Shares redeemed	(8,291)	(145,205)	(169,724)	(2,222,257)
Net increase (decrease)	(1,147)	$(17,938)	10,289	$143,883
Advisor Class Shares:
Year ended December 31, 2016
Shares sold	321,791	$5,439,280	2,448,383	$30,854,553
Shares issued in reinvestment of distributions	58,899	951,211	223,369	2,852,608
Shares redeemed	(203,470)	(3,397,695)	(3,128,645)	(39,073,799)
Net increase (decrease)	177,220	$2,992,796	(456,893)	$(5,366,638)
Year ended December 31, 2015
Shares sold	253,472	$4,523,516	2,770,971	$36,825,401
Shares issued in reinvestment of distributions	53,169	939,787	291,017	3,703,795
Shares redeemed	(202,887)	(3,664,040)	(3,514,049)	(46,369,793)
Net increase (decrease)	103,754	$1,799,263	(452,061)	$(5,840,597)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers, and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.03% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund’s investment in the Underlying Funds.

b. Distribution Fees

The Board has adopted distribution plans for each share class with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class.

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NOTES TO FINANCIAL STATEMENTS

Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

c. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$125,435	$514,621
CDSC retained.	$10,127	$45,783

d. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended December 31, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Transfer agent fees	$591,649	$2,806,440

e. Investments in Underlying Funds

The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to administrative fees.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

e. Investments in Underlying Funds (continued)

Investments in Underlying Funds for the year ended December 31, 2016, were as follows:

										% of
										Underlying
	Number of				Number of					Fund Shares
	Shares Held				Shares	Value				Outstanding
	at Beginning	Gross		Gross Held at End		at End	Investment	Realized		Held at End
Underlying Funds	of Year	Additions		Reductions	of Year	of Year	Income	Gain (Loss)		of Year

Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Flex Cap Growth Fund,
ClassR6	3,801,458	8,395		(3,809,853)[a]	–	$ –[b] $ –		$(604,324)[c]		–
Franklin Growth Fund, Class R6	2,473,407	108,597		(318,795)	2,263,209	173,384,433	1,557,729	12,415,407	[c]	1.4%
Franklin Growth Opportunities Fund,
ClassR6	–	5,163,898	[a]	(43,837)	5,120,061	167,835,614	–	3,158,656	[c]	4.7%
Franklin Mutual Shares Fund,
ClassR6	6,905,289	421,006		(1,095,534)	6,230,761	175,769,754	4,018,843	8,758,918	[c]	1.1%
Institutional Fiduciary Trust Money
Market Portfolio, 0.09%	1,313,882	36,598,081		(37,582,800)	329,163	329,163	30	–		–[d]
Templeton Growth Fund Inc., Class R6 .	7,963,031	171,374		(643,496)	7,490,909	176,261,100	3,116,684	(409,233)		1.3%
Total						$693,580,064	$8,693,286	$23,319,424

Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	786,503,572	43,058,317		(126,608,289)	702,953,600	$1,609,763,745	$91,816,166	$(19,462,900)		2.0%
Franklin Mutual Shares Fund,
ClassR6	63,039,216	3,711,007		(9,891,860)	56,858,363	1,603,974,430	36,436,509	110,563,164	[c]	10.3%
Institutional Fiduciary Trust Money
Market Portfolio, 0.09%	42,916,312	329,146,615		(326,698,908)	45,364,019	45,364,019	1,785	–		0.3%
Templeton Growth Fund Inc., Class R6 .	74,595,691	1,337,394		(7,689,080)	68,244,005	1,605,781,434	28,446,526	4,873,321		11.8%
Total						$4,864,883,628	$156,700,986	$95,973,585

aIncludes shares received/delivered related to a reorganization of Franklin Flex Cap Growth Fund with and into Franklin Growth Opportunities Fund effective August 26, 2016.
bAs of December 31, 2016, no longer held by the fund.
cIncludes realized gain distributions received.
dRounds to less than 0.1%

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

At December 31, 2016, the capital loss carryforwards were as follows:

Franklin
Founding Funds
Allocation Fund
Capital loss carryforwards subject to expiration:
2017	$1,091,470,427
2018	465,945,460
Capital loss carryforwards not subject to expiration
Short Term	1,107,590
Long term	48,368,501
Total capital loss carryforwards	$1,606,891,978

During the year ended December 31, 2016, Franklin Founding Funds Allocation Fund utilized $83,187,801 of capital loss carryforwards.

On December 31, 2016, Franklin Founding Funds Allocation Fund had expired capital loss carryforwards of $666,677,037, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2016 and 2015, was as follows:

	Franklin Corefolio		Franklin Founding Funds
	Allocation Fund		Allocation Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary income.	$5,497,971	$5,449,691	$97,907,867	$134,454,453
Long term capital gain.	31,757,544	35,695,754	—	—
	$37,255,515	$41,145,445	$97,907,867	$134,454,453

At December 31, 2016, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund
Cost of investments	$535,406,553	$4,748,097,307

Unrealized appreciation	$161,818,501	$226,369,661
Unrealized depreciation	(3,644,990)	(109,583,340)
Net unrealized appreciation (depreciation)	$158,173,511	$116,786,321

Undistributed ordinary income	$497,384	$54,471,291
Undistributed long term capital gains	13,981,725	—
Distributable earnings	$14,479,109	$54,471,291

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains from Underlying Funds and wash sales.

Franklin Corefolio Allocation Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2016, were as follows:

	Franklin	Franklin
	Corefolio	Founding Funds
	Allocation Fund	Allocation Fund

Purchases	$2,749,827	$3,000,000
Sales	$77,559,984	$709,939,552

6. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2016, the Funds did not use the Global Credit Facility.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statements of Investments.

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NOTES TO FINANCIAL STATEMENTS

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Corefolio Allocation Fund and Franklin Founding Funds Allocation Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the "Funds") as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2017

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), Franklin Corefolio Allocation Fund hereby reports the maximum amount allowable but no less than $33,162,426 as a long term capital gain dividend for the fiscal year ended December 31, 2016.

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2016:

Franklin	Franklin
Corefolio	Founding Funds
Allocation Fund	Allocation Fund

91.61%	53.28%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2016:

Franklin	Franklin
Corefolio	Founding Funds
Allocation Fund	Allocation Fund

$9,124,327	$105,406,637

Distributions, including qualified dividend income, paid during calendar year 2016 will be reported to shareholders on Form 1099-DIV by mid-February 2017. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2016, the Funds’ qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 28, 2016, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin Corefolio Allocation Fund
Class A	$0.0079	$0.0724	$0.0528
Class C	$0.0079	$0.0724	$0.0528
Class R	$0.0079	$0.0724	$0.0528
Advisor Class	$0.0079	$0.0724	$0.0528

Franklin Founding Funds Allocation Fund
Class A	$0.0080	$0.0737	$0.0538
Class C	$0.0080	$0.0737	$0.0538
Class R	$0.0080	$0.0737	$0.0538
Advisor Class	$0.0080	$0.0737	$0.0538

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

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Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2017, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2016. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2016 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	142	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	136	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment
Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	142	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (November 2016),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	142	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Larry D. Thompson (1945)	Trustee	Since 2007	142	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
Company (education and media
organization) (2011-present) and
Cbeyond, Inc. (business
communications provider)
(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia
School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	116	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	158	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	142	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and Since 2010		Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President Since May 2016		Not Applicable	Not Applicable
One Franklin Parkway	–AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President Since 2013		Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director ofFranklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective November 1, 2016, Frank Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of
Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
December 31, 2016

Franklin Fund Allocator Series

Franklin LifeSmart™

Retirement Income Fund
Formerly, 2015 Retirement Target Fund
2020 Retirement Target Fund
2025 Retirement Target Fund
2030 Retirement Target Fund
2035 Retirement Target Fund
2040 Retirement Target Fund
2045 Retirement Target Fund
2050 Retirement Target Fund
2055 Retirement Target Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Annual Report
Economic and Market Overview	3
Franklin LifeSmart™ Retirement Income Fund	5
Franklin LifeSmart™ 2020 Retirement Target Fund	13
Franklin LifeSmart™ 2025 Retirement Target Fund	19
Franklin LifeSmart™ 2030 Retirement Target Fund	25
Franklin LifeSmart™ 2035 Retirement Target Fund	43
Franklin LifeSmart™ 2040 Retirement Target Fund	49
Franklin LifeSmart™ 2045 Retirement Target Fund	43
Franklin LifeSmart™ 2050 Retirement Target Fund	49
Franklin LifeSmart™ 2055 Retirement Target Fund	55
Financial Highlights and Statements of Investments	61
Financial Statements	115
Notes to Financial Statements	129
Report of Independent Registered
Public Accounting Firm	155
Tax Information	156
Board Members and Officers	159
Shareholder Information	163

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Economic and Market Overview

The global economy grew moderately during the 12-month period despite slower growth in some countries. In this environment, global developed and emerging market stocks, as measured by the MSCI All Country World Index, rose. Global markets were aided by accommodative monetary policies of various global central banks, improved commodity prices after 2016’s first quarter, finalization of Greece’s new debt deal and generally encouraging global economic data. Further supporting markets were expectations of higher interest rates and inflation in the U.S., driven by talk of expansionary fiscal policies under new U.S. president Donald Trump, and an Organization of the Petroleum Exporting Countries deal to curb oil production. However, these factors were partially offset by a slowdown in China’s economy and declining commodity prices early in the period, geopolitical tensions in certain regions, uncertainty about the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates and worries about the health of European banks. In addition, global economic concerns and the U.K.’s historic referendum to leave the European Union (also known as “Brexit”) contributed to volatility in global stock markets.

The U.S. economy grew in 2016 despite a general decline in private inventory and business investments, which partly offset strength in consumer spending, residential investment and government spending. Manufacturing conditions remained volatile but generally expanded. The services sector also grew for most of the period, contributing to new jobs that helped the unemployment rate decrease from 5.0% in December 2015 to 4.7% at period-end.1 Retail sales generally rose, as did home sales and prices amid declining mortgage rates. At its December meeting, the Fed increased its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited an improvement in U.S. labor markets and higher inflation. The Federal Open Market Committee also hinted at three additional hikes in 2017, and the Fed raised its 2017 U.S. economic growth forecast, while lowering its unemployment projections.

In Europe, the U.K.’s annualized economic growth accelerated in 2016’s second half, driven by gross fixed capital formation in the third quarter and manufacturing and services in the fourth quarter. Immediate effects of the Brexit vote in June materialized as U.K. stocks declined significantly, the British pound hit a three-decade low amid intensified selling and the U.K.’s credit rating was downgraded. In the eurozone, despite investor concerns about banking sector weakness, low corporate earnings and post-Brexit politics, some regions benefited from rising consumer spending, resulting from a cheaper euro, low inflation and signs of sustained economic growth. The eurozone grew slightly early in the period, aided by lower oil prices, improved exports and the European Central Bank’s (ECB’s) accommodative monetary policy. However, growth moderated in 2016’s second quarter and improved in the third and fourth quarters. After declining in the beginning of 2016, the eurozone’s annual inflation rate increased gradually to reach its highest reading in three years toward period-end, ending at an estimated 1.1% in December. The ECB cut its benchmark interest rate and expanded its massive bond-buying program in March and August 2016 to boost the region’s slowing growth. Furthermore, at its December meeting, the ECB extended the continuation of its monthly asset purchases from March to December of 2017, but it agreed to scale back the purchase amount beginning in April 2017.

In Asia, Japan’s quarterly gross domestic product grew slower in the third quarter than in the second and first quarters, mainly due to declines in private non-residential and public investments. In January 2016, the Bank of Japan (BOJ) introduced negative interest rates on excess reserves held by financial institutions with the central bank to boost lending and help achieve its inflation target. In July 2016, Japan’s Prime Minister Shinzo Abe announced a higher-than-expected fiscal stimulus to revive the economy, followed by an additional monetary stimulus announcement by the BOJ. The BOJ kept its interest rates unchanged toward period-end; however, it overhauled its monetary policy in September to focus on yield-curve control. The bank further announced that it adjusted its Japanese government bond purchases to maintain the 10-year rate for these bonds near 0%.

In emerging markets, economic growth generally moderated during the period. Brazil’s economy continued to be in recession and the country’s central bank cut its benchmark interest rate in October and November 2016 to spur economic growth. Russia’s economic contraction eased in 2016, following a rebound in oil prices and improved industrial production. The Bank of Russia reduced its key interest rates in June and September of 2016 to help revive its economy. China’s economy grew at a stable rate in the first three quarters of 2016 and expanded slightly faster in the fourth quarter, as full-year 2016 growth remained within the government’s targeted range. However, the People’s Bank of China employed monetary easing measures that included cutting the cash

1. Source: Bureau of Labor Statistics.

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reserve requirement ratio for the country’s banks and effectively devaluing the Chinese currency against the U.S. dollar. In India, economic growth marginally increased from July through September 2016 due to slower private consumption growth and increased government spending. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of December 31, 2016. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Franklin LifeSmart Retirement Income Fund

Formerly, Franklin LifeSmart 2015 Retirement Target Fund

This annual report for Franklin LifeSmart Retirement Income Fund covers the fiscal year ended December 31, 2016.

As previously communicated, the Fund changed its investment goal and strategies effective May 1, 2016. Previously, the Fund’s goal was to seek the highest level of long-term total return, which consists of capital appreciation and income. Effective May 1, 2016, the Fund changed its goal and main investments as described below.

Your Fund’s Goal and Main Investments

The Fund seeks to make monthly distributions, while preserving the investors’ capital over the long term. The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement. Under normal market conditions, the Fund allocates its assets among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +5.25% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, delivered a +2.84% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

In order to generate additional income for the Fund, we employ an income generation strategy. Under this strategy, we regularly engage in: (1) a direct covered call strategy by writing covered call options on equity indexes, equity ETFs and equity index futures; and (2) an indirect covered call strategy through the use of equity index-linked notes, which are notes that

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 66.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Top Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Floating Rate Daily Access Fund – Class R6	24.7%
Franklin U.S. Government Securities Fund – Class R6	22.0%
Franklin Income Fund – Class R6	17.4%
iShares iBoxx High Yield Corporate Bond ETF	10.3%
Franklin Strategic Income Fund – Class R6	8.8%
iShares U.S. Preferred Stock ETF	8.3%
Morgan Stanley Indexed-Linked Note	4.4%
Templeton Global Total Return Fund – Class R6	4.3%

synthetically combine the return of the ownership of an equity index and a covered call on that index and produce coupon payments to the Fund. In addition, we may engage in equity index futures and purchase exchange-traded and OTC put options on equity indexes, equity ETFs and equity index futures for hedging purposes to tactically adjust the Fund’s exposure to certain asset classes and for efficient portfolio management purposes. The derivatives in which we invest for the Fund’s income generation strategy are allocated to the Fund’s equity asset class for purposes of the Fund’s asset allocations.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments.

At period-end, Franklin LifeSmart Retirement Income Fund allocated 70.1% of total net assets to fixed income, 8.3% to equity and 17.4% to domestic hybrid, which includes both fixed income and equity. The lone derivative holding was an indexed-linked note. Domestic fixed income exposure was 93.9% of the total fixed income weighting, and foreign fixed income made up the balance. Franklin Floating Rate Daily Access Fund – Class R6, at 24.7% of the Fund’s total net assets, was our largest fixed income fund weighting at period-end. On the equity side, domestic exposure was 100.0% of the Fund’s total equity weighting. iShares U.S. Preferred Stock ETF, at 8.3% of the Fund’s total net assets, was our only equity fund weighting. Franklin Income Fund – Class R6 comprised our domestic hybrid holding.

Our largest domestic fixed income fund holding, Franklin Floating Rate Daily Access Fund – Class R6, and our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index. Our domestic equity fund holding, iShares U.S. Preferred Stock ETF, underperformed the Fund’s equity benchmark, the MSCI ACWI. Our domestic hybrid fund holding, Franklin Income Fund – Class R6, outperformed the MSCI ACWI and the Bloomberg Barclays Multiverse Index. The index-linked note increased the level of income the fund was able to generate.

Thank you for your continued participation in Franklin LifeSmart Retirement Income Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period.
The way we implement our main investment strategies and the
resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+5.25%	-0.82%
5-Year	+29.54%	+4.07%
10-Year	+52.22%	+3.68%
Advisor
1-Year	+5.55%	+5.55%
5-Year	+31.45%	+5.62%
10-Year	+56.74%	+4.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND
PERFORMANCE SUMMARY

Net Asset Value
Share Class (Symbol)	12/31/16	12/31/15		Change
A (FTRAX)	$10.96	$10.78	+$	0.18
C (FRTCX)	$10.83	$10.66	+$	0.17
R (FBRLX)	$10.92	$10.74	+$	0.18
R6 (FLMTX)	$11.01	$10.82	+$	0.19
Advisor (FLRDX)	$11.00	$10.81	+$	0.19

Distributions[6] (1/1/16–12/31/16)
	Dividend	Long-Term		Tax Return
Share Class	Income	Capital Gain		of Capital	Total
A	$0.2808	$0.0535		$0.0411	$0.3754
C	$0.2162	$0.0535		$0.0324	$0.3021
R	$0.2600	$0.0535		$0.0382	$0.3517
R6	$0.3060	$0.0535		$0.0448	$0.4043
Advisor	$0.3015	$0.0535		$0.0439	$0.3989

Total Annual Operating Expenses[7]
Share Class	With Waiver	Without Waiver
A	0.98%	1.57%
Advisor	0.73%	1.32%

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PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in equity-linked notes (ELNs) often have risks similar to their underlying securities, which could include management, market, and, as applicable, foreign securities and currency risks. In addition, ELNs are subject to certain debt securities risks, such as interest rate and credit risks, as well as counterparty and liquidity risk. Investments in derivatives involve costs and can create economic leverage, which may result in significant volatility and cause the fund to participate in losses (as well as gains) that exceed the fund’s initial investment. The Fund is not guaranteed to achieve its investment goal of preserving capital while making monthly distributions nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that shareholders realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year, and could vary substantially over time. It is possible for the
Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket. These and other risks are described more fully in the Fund’s prospectus.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower. As of May 1, 2016, the Fund changed its name from Franklin LifeSmart 2015 Retirement Target Date Fund in connection with changes to its strategies including, among other things, the addition of an income generation strategy to support the Fund’s managed distribution policy. Prior to that, as of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance inglobaldevelopedand emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income, capital gain and the tax return of capital.
7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART RETIREMENT INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,033.80	$1.53	$1,023.63	$1.53	0.30%
C	$1,000	$1,030.10	$5.31	$1,019.91	$5.28	1.04%
R	$1,000	$1,032.60	$2.81	$1,022.37	$2.80	0.55%
R6	$1,000	$1,035.20	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,035.00	$0.26	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2020 Retirement Target Fund

This annual report for Franklin LifeSmart 2020 Retirement Target Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2020 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares delivered a +3.03% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +2.84% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 Youcanfindmoreofthe Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 72.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Low Duration Total Return Fund – Class R6	13.8%
Franklin Growth Fund – Class R6	10.8%
Franklin U.S. Government Securities Fund – Class R6	6.9%
Templeton Global Total Return Fund – Class R6	6.8%
Franklin Rising Dividends Fund – Class R6	6.2%
iShares TIPS Bond ETF	5.1%
Franklin Strategic Income Fund – Class R6	4.8%
Franklin Growth Opportunities Fund – Class R6	4.2%
iShares Core U.S. Aggregate Bond ETF	3.9%
Franklin LibertyQ Emerging Markets ETF	3.6%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2020 Retirement Target Fund allocated 48.8% of total net assets to equity, 43.1% to fixed income and 7.7% to alternative strategies. Domestic equity exposure was 65.0% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 10.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 84.2% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 13.8% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, while our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the index.

Thank you for your continued participation in Franklin LifeSmart 2020 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+3.03%	-2.91%
3-Year	+5.66%	-0.15%
Since Inception (7/1/13)	+16.95%	+2.82%
Advisor
1-Year	+3.28%	+3.28%
3-Year	+6.52%	+2.13%
Since Inception (7/1/13)	+18.05%	+4.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 17 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 17 for Performance Summary footnotes.

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		FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.02%	1.75%
Advisor	0.77%	1.50%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4.Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5.Source: FactSet. The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Funds Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,026.30	$1.53	$1,023.63	$1.53	0.30%
C	$1,000	$1,022.40	$5.34	$1,019.86	$5.33	1.05%
R	$1,000	$1,024.90	$2.80	$1,022.37	$2.80	0.55%
R6	$1,000	$1,026.90	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,026.60	$0.25	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2025 Retirement Target Fund

This annual report for Franklin LifeSmart 2025 Retirement Target Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2025 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +2.96% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +2.84% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 21.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 78.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	13.7%
Franklin Low Duration Total Return Fund – Class R6	9.1%
Franklin Rising Dividends Fund – Class R6	8.1%
Franklin Growth Opportunities Fund – Class R6	5.2%
Franklin LibertyQ Emerging Markets ETF	4.9%
Franklin U.S. Government Securities Fund – Class R6	4.7%
Franklin International Small Cap Growth Fund –
Class R6	4.5%
Templeton Global Total Return Fund – Class R6	4.5%
Franklin Focused Core Equity Fund – Class R6	3.7%
iShares TIPS Bond ETF	3.6%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2025 Retirement Target Fund allocated 62.8% of total net assets to equity, 28.9% to fixed income and 7.8% to alternative strategies. Domestic equity exposure was 64.3% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 13.7% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 84.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 9.1% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the index. Our largest foreign equity fund holding, Franklin LibertyQ Emerging Markets ETF, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, while our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Index.

Thank you for your continued participation in Franklin LifeSmart 2025 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+2.96%	-2.98%
5-Year	+39.51%	+5.63%
10-Year	+52.80%	+3.71%
Advisor
1-Year	+3.20%	+3.20%
5-Year	+41.47%	+7.19%
10-Year	+57.09%	+4.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 23 for Performance Summary footnotes.

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		FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.03%	1.47%
Advisor	0.78%	1.22%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4.Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,030.20	$1.53	$1,023.63	$1.53	0.30%
C	$1,000	$1,026.40	$5.35	$1,019.86	$5.33	1.05%
R	$1,000	$1,028.90	$2.80	$1,022.37	$2.80	0.55%
R6	$1,000	$1,031.30	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,030.80	$0.26	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2030 Retirement Target Fund

This annual report for Franklin LifeSmart 2030 Retirement Target Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2030 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +2.93% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +2.84% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 Youcanfindmoreofthe Fund’s performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 84.

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25

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	14.6%
Franklin Rising Dividends Fund – Class R6	8.8%
Franklin Low Duration Total Return Fund – Class R6	7.0%
Franklin International Small Cap Growth Fund –
Class R6	5.8%
Franklin Growth Opportunities Fund – Class R6	5.7%
Franklin LibertyQ Emerging Markets ETF	5.5%
Franklin Focused Core Equity Fund – Class R6	3.9%
Franklin U.S. Government Securities Fund – Class R6	3.7%
iShares S&P 500 Value ETF	3.6%
Templeton Global Total Return Fund – Class R6	3.5%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2030 Retirement Target Fund allocated 69.0% of total net assets to equity, 22.4% to fixed income and 7.6% to alternative strategies. Domestic equity exposure was 64.2% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 14.6% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 84.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 7.0% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund –Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, while our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Index.

Thank you for your continued participation in Franklin LifeSmart 2030 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+2.93%	-3.01%
3-Year	+6.47%	+0.11%
Since Inception (7/1/13)	+19.45%	+3.44%
Advisor
1-Year	+3.15%	+3.15%
3-Year	+7.30%	+2.38%
Since Inception (7/1/13)	+20.52%	+5.47%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 29 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 29 for Performance Summary footnotes.

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		FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.05%	1.90%
Advisor	0.80%	1.65%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4.Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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29

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,033.20	$1.53	$1,023.63	$1.53	0.30%
C	$1,000	$1,029.40	$5.36	$1,019.86	$5.33	1.05%
R	$1,000	$1,032.80	$2.81	$1,022.37	$2.80	0.55%
R6	$1,000	$1,034.90	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,035.50	$0.26	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2035 Retirement Target Fund

This annual report for Franklin LifeSmart 2035 Retirement Target Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2035 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +3.11% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +2.84% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 33.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 90.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	15.8%
Franklin Rising Dividends Fund – Class R6	8.8%
Franklin Growth Opportunities Fund – Class R6	6.8%
Franklin International Small Cap Growth Fund –
Class R6	6.6%
Franklin LibertyQ Emerging Markets ETF	5.5%
Franklin Low Duration Total Return Fund – Class R6	5.2%
Franklin Focused Core Equity Fund – Class R6	4.3%
Franklin Mutual International Fund – Class R6	4.1%
Templeton Foreign Fund – Class R6	4.1%
iShares S&P 500 Value ETF	3.6%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2035 Retirement Target Fund allocated 74.6% of total net assets to equity, 17.1% to fixed income and 7.8% to alternative strategies. Domestic equity exposure was 62.6% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 15.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 84.2% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 5.2% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund –Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, while our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Index.

Thank you for your continued participation in Franklin LifeSmart 2035 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+3.11%	-2.83%
5-Year	+42.84%	+6.12%
10-Year	+52.76%	+3.72%
Advisor
1-Year	+3.42%	+3.42%
5-Year	+45.00%	+7.71%
10-Year	+57.40%	+4.64%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 35 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 35 for Performance Summary footnotes.

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		FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.04%	1.55%
Advisor	0.79%	1.30%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4.Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,036.60	$1.54	$1,023.63	$1.53	0.30%
C	$1,000	$1,031.60	$5.36	$1,019.86	$5.33	1.05%
R	$1,000	$1,035.00	$2.81	$1,022.37	$2.80	0.55%
R6	$1,000	$1,037.60	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,037.90	$0.26	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2040 Retirement Target Fund

This annual report for Franklin LifeSmart 2040 Retirement Target Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2040 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +2.91% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +2.84% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 Youcanfindmoreofthe Fund’s performance data in the Performance Summary beginning on page 39.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 96.

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37

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	16.2%
Franklin Rising Dividends Fund – Class R6	9.0%
Franklin Growth Opportunities Fund – Class R6	7.2%
Franklin International Small Cap Growth Fund –
Class R6	6.9%
Franklin LibertyQ Emerging Markets ETF	5.6%
Franklin Focused Core Equity Fund – Class R6	4.5%
Franklin Low Duration Total Return Fund – Class R6	4.5%
Franklin Mutual International Fund – Class R6	4.3%
Templeton Foreign Fund – Class R6	3.9%
iShares S&P 500 Value ETF	3.7%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2040 Retirement Target Fund allocated 76.5% of total net assets to equity, 14.9% to fixed income and 7.7% to alternative strategies. Domestic equity exposure was 63.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 16.2% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 85.2% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.5% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund –Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, while our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Index.

Thank you for your continued participation in Franklin LifeSmart 2040 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+2.91%	-2.97%
3-Year	+6.62%	+0.17%
Since Inception (7/1/13)	+20.39%	+3.68%
Advisor
1-Year	+3.15%	+3.15%
3-Year	+7.53%	+2.45%
Since Inception (7/1/13)	+21.56%	+5.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 41 for Performance Summary footnotes.

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		FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.06%	2.14%
Advisor	0.81%	1.89%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4.Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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41

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,036.80	$1.54	$1,023.63	$1.53	0.30%
C	$1,000	$1,033.20	$5.37	$1,019.86	$5.33	1.05%
R	$1,000	$1,035.30	$2.76	$1,022.42	$2.75	0.54%
R6	$1,000	$1,038.40	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,037.30	$0.26	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2045 Retirement Target Fund

This annual report for Franklin LifeSmart 2045 Retirement Target Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2045 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +3.29% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +2.84% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 45.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 102.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	16.1%
Franklin Rising Dividends Fund – Class R6	9.0%
Franklin Growth Opportunities Fund – Class R6	7.2%
Franklin International Small Cap Growth Fund –
Class R6	6.8%
Franklin LibertyQ Emerging Markets ETF	5.9%
Templeton Foreign Fund – Class R6	4.9%
Franklin Focused Core Equity Fund – Class R6	4.5%
Franklin Mutual International Fund – Class R6	4.2%
Franklin Low Duration Total Return Fund – Class R6	4.1%
iShares S&P 500 Value ETF	3.6%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2045 Retirement Target Fund allocated 77.8% of total net assets to equity, 14.1% to fixed income and 7.7% to alternative strategies. Domestic equity exposure was 62.1% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 16.1% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 84.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.1% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund –Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, while our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Index.

Thank you for your continued participation in Franklin LifeSmart 2045 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+3.29%	-2.68%
5-Year	+44.35%	+6.35%
10-Year	+54.58%	+3.84%
Advisor
1-Year	+3.49%	+3.49%
5-Year	+46.31%	+7.91%
10-Year	+59.07%	+4.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 47 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 47 for Performance Summary footnotes.

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		FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.05%	1.73%
Advisor	0.80%	1.48%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4.Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,037.60	$1.54	$1,023.63	$1.53	0.30%
C	$1,000	$1,033.60	$5.37	$1,019.86	$5.33	1.05%
R	$1,000	$1,036.40	$2.82	$1,022.37	$2.80	0.55%
R6	$1,000	$1,039.30	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,039.60	$0.26	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2050 Retirement Target Fund

This annual report for Franklin LifeSmart 2050 Retirement Target Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2050 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +3.32% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +2.84% total return.1 The Citiigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 Youcanfindmoreofthe Fund’s performance data in the Performance Summary beginning on page 51.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 108.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	16.5%
Franklin Rising Dividends Fund – Class R6	9.0%
Franklin Growth Opportunities Fund – Class R6	7.3%
Franklin International Small Cap Growth Fund –
Class R6	6.8%
Franklin LibertyQ Emerging Markets ETF	6.2%
Templeton Foreign Fund – Class R6	5.0%
Franklin Focused Core Equity Fund – Class R6	4.8%
Franklin Mutual International Fund – Class R6	4.3%
Franklin Low Duration Total Return Fund – Class R6	4.0%
iShares S&P 500 Value ETF	3.6%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2050 Retirement Target Fund allocated 78.3% of total net assets to equity, 13.0% to fixed income and 7.6% to alternative strategies. Domestic equity exposure was 62.2% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 16.5% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 85.4% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 4.0% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund –Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, while our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Index.

Thank you for your continued participation in Franklin LifeSmart 2050 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+3.32%	-2.64%
3-Year	+7.39%	+0.41%
Since Inception (7/1/13)	+21.50%	+3.95%
Advisor
1-Year	+3.59%	+3.59%
3-Year	+8.45%	+2.74%
Since Inception (7/1/13)	+22.83%	+6.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 53 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 53 for Performance Summary footnotes.

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		FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.05%	2.55%
Advisor	0.80%	2.30%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower. As of October 2013, the Fund’s glide path was modified, and among other changes, reflects a lower starting allocation to equity funds; such a change can impact performance.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4.Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,037.70	$1.54	$1,023.63	$1.53	0.30%
C	$1,000	$1,034.80	$5.37	$1,019.86	$5.33	1.05%
R	$1,000	$1,036.50	$2.76	$1,022.42	$2.75	0.54%
R6	$1,000	$1,039.00	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,039.40	$0.26	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LifeSmart 2055 Retirement Target Fund

This annual report for Franklin LifeSmart 2055 Retirement Target Fund covers the fiscal year ended December 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund’s asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and alternative (non-traditional) investments by investing primarily in a distinctly weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), with an increasing emphasis on income as the target date of 2055 approaches. The target date is the approximate retirement year of the investor.

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Performance Overview

The Fund’s Class A shares had a +3.13% cumulative total return for the 12 months ended December 31, 2016. In comparison, the Fund’s equity benchmark, the MSCI All Country World Index (ACWI), which measures equity market performance in global developed and emerging markets, generated a +8.48% total return.1 The Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, a broad-based measure of the global fixed income bond market, produced a +2.84% total return.1 The Citigroup 3-Month Treasury Bill Index, a proxy for short-term investments and other net assets, returned +0.27%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 57.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

When selecting equity funds, we consider the foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value) of the underlying funds and other fund investments (collectively, “fund investments”). When selecting fixed income funds, we focus primarily on maximizing income appropriate to the Fund’s specific risk profile. In evaluating the risk level of the fund investments, including alternative investment funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other fund investments as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund with a target date comprising Franklin Fund Allocator Series (each a “Target Date Fund”) in the same fund investments but will vary the fund investments’ allocation percentages based upon each Fund’s risk/return level. We change the Fund’s target asset allocations over time, reducing its exposure to equity investments, and it becomes increasingly conservative until the stated target date. At the “landing point” (reached at the target date), the Fund reaches its most conservative asset allocation and thereafter, such strategic asset allocation will become fixed.

Manager’s Discussion

The Fund’s performance can be attributed largely to its allocation among equities and fixed income securities and to the actual performance of the fund investments. This allocation

1. Source: Morningstar.
2. Source: FactSet.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 114.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Top 10 Fund Holdings
12/31/16
% of Total
Net Assets
Franklin Growth Fund – Class R6	16.8%
Franklin Rising Dividends Fund – Class R6	9.2%
Franklin Growth Opportunities Fund – Class R6	7.2%
Franklin International Small Cap Growth Fund –
Class R6	7.0%
Franklin LibertyQ Emerging Markets ETF	5.6%
Templeton Foreign Fund – Class R6	5.4%
Franklin Focused Core Equity Fund – Class R6	4.8%
Franklin Mutual International Fund – Class R6	4.4%
Franklin Low Duration Total Return Fund – Class R6	3.7%
iShares S&P 500 Value ETF	3.2%

shifts every year, in accordance with the target date associated with the portfolio.

At period-end, Franklin LifeSmart 2055 Retirement Target Fund allocated 78.0% of total net assets to equity, 12.1% to fixed income and 7.6% to alternative strategies. Domestic equity exposure was 62.8% of the total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2016, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Growth Fund – Class R6, at 16.8% of the Fund’s total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 86.0% of the Fund’s total fixed income weighting, with the balance in foreign fixed income. Franklin Low Duration Total Return Fund – Class R6 was our largest fixed income fund weighting at 3.7% of total net assets.

Our largest domestic value fund holding, Franklin Rising Dividends Fund – Class R6, outperformed the Fund’s equity benchmark, the MSCI ACWI, while our largest domestic growth fund holding, Franklin Growth Fund – Class R6, performed in line with the index. Our largest foreign equity fund holding, Franklin International Small Cap Growth Fund –Class R6, underperformed the index. On the fixed income side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, underperformed the Fund’s fixed income benchmark, the Bloomberg Barclays Multiverse Index, while our foreign fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Index.

Thank you for your continued participation in Franklin LifeSmart 2055 Retirement Target Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Performance Summary as of December 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 12/31/161

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
1-Year	+3.13%	-2.80%
Since Inception (5/1/15)	-2.44%	-4.90%
Advisor
1-Year	+3.45%	+3.45%
Since Inception (5/1/15)	-2.11%	-1.27%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 59 for Performance Summary footnotes.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

See page 59 for Performance Summary footnotes.

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		FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND
		PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.08%	10.55%
Advisor	0.83%	10.30%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

The Fund’s investment risk changes over time as its asset allocation changes. Since the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. All investments involve risks, including possible loss of principal. Principal invested is not guaranteed at any time, including at or after the Fund’s retirement target date; nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. These risks are described more fully in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives, retirement time horizons and risk tolerance.

1. The Fund has a fee waiver and expense reduction contractually guaranteed through 4/30/17. The Fund also has a fee waiver associated with any investments it makes in a
Franklin Templeton money fund, contractually guaranteed through the Fund’s current fiscal year-end. Fund investment results reflect these fee waivers and expense reductions;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4.Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The Bloomberg Barclays Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
5. Source: FactSet. Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues.
6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your
Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 7/1/16	Value 12/31/16	7/1/16–12/31/16[1,2]	Value 12/31/16	7/1/16–12/31/16[1,2]	Ratio[2]
A	$1,000	$1,041.10	$1.59	$1,023.58	$1.58	0.31%
C	$1,000	$1,036.80	$5.38	$1,019.86	$5.33	1.05%
R	$1,000	$1,039.30	$2.82	$1,022.37	$2.80	0.55%
R6	$1,000	$1,042.60	$0.00	$1,025.14	$0.00	0.00%
Advisor	$1,000	$1,042.10	$0.26	$1,024.89	$0.25	0.05%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart Retirement Income Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.78	$11.67	$12.28	$11.67	$10.92
Income from investment operations[a]:
Net investment income[b,c]	0.27	0.26	0.39	0.25	0.24
Net realized and unrealized gains (losses)	0.28	(0.55)	(0.01)	1.16	0.76
Total from investment operations	0.55	(0.29)	0.38	1.41	1.00
Less distributions from:
Net investment income	(0.28)	(0.27)	(0.40)	(0.27)	(0.25)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)	—
Tax return of capital.	(0.04)	—	—	—	—
Total distributions	(0.37)	(0.60)	(0.99)	(0.80)	(0.25)
Net asset value, end of year.	$10.96	$10.78	$11.67	$12.28	$11.67

Total return[d]	5.25%	(2.59)%	3.07%	12.27%	9.20%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.90%	0.92%	0.84%	0.83%	0.71%
Expenses net of waiver and payments by affiliates[e]	0.30%	0.33%	0.35%	0.38%	0.45%
Net investment income[c]	2.50%	2.27%	3.20%	2.04%	2.13%

Supplemental data
Net assets, end of year (000’s)	$39,713	$44,823	$48,121	$44,347	$37,507
Portfolio turnover rate	149.53%	38.48%	68.98%	73.66%	25.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.66	$11.55	$12.16	$11.57	$10.83
Income from investment operations[a]:
Net investment income[b,c]	0.19	0.18	0.30	0.16	0.16
Net realized and unrealized gains (losses)	0.28	(0.55)	(0.01)	1.15	0.75
Total from investment operations	0.47	(0.37)	0.29	1.31	0.91
Less distributions from:
Net investment income	(0.22)	(0.19)	(0.31)	(0.19)	(0.17)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)	—
Tax return of capital.	(0.03)	—	—	—	—
Total distributions	(0.30)	(0.52)	(0.90)	(0.72)	(0.17)
Net asset value, end of year.	$10.83	$10.66	$11.55	$12.16	$11.57

Total return[d]	4.50%	(3.32)%	2.39%	11.46%	8.44%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.64%	1.64%	1.54%	1.53%	1.41%
Expenses net of waiver and payments by affiliates[e]	1.04%	1.05%	1.05%	1.08%	1.15%
Net investment income[c]	1.76%	1.55%	2.50%	1.34%	1.43%

Supplemental data
Net assets, end of year (000’s)	$17,570	$20,858	$21,189	$20,395	$16,912
Portfolio turnover rate	149.53%	38.48%	68.98%	73.66%	25.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the year ended December 31, 2016.

62 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.74	$11.64	$12.25	$11.64	$10.89
Income from investment operations[a]:
Net investment income[b,c]	0.25	0.25	0.36	0.22	0.22
Net realized and unrealized gains (losses)	0.28	(0.57)	(—)[d]	1.16	0.75
Total from investment operations	0.53	(0.32)	0.36	1.38	0.97
Less distributions from:
Net investment income	(0.26)	(0.25)	(0.38)	(0.24)	(0.22)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)	—
Tax return of capital.	(0.04)	—	—	—	—
Total distributions	(0.35)	(0.58)	(0.97)	(0.77)	(0.22)
Net asset value, end of year.	$10.92	$10.74	$11.64	$12.25	$11.64

Total return	4.94%	(2.87)%	2.89%	12.04%	8.96%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.15%	1.14%	1.04%	1.03%	0.91%
Expenses net of waiver and payments by affiliates[e]	0.55%	0.55%	0.55%	0.58%	0.65%
Net investment income[c]	2.25%	2.05%	3.00%	1.84%	1.93%

Supplemental data
Net assets, end of year (000’s)	$4,920	$4,130	$2,828	$2,279	$1,862
Portfolio turnover rate	149.53%	38.48%	68.98%	73.66%	25.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.82	$11.72	$12.32	$12.17
Income from investment operations[b]:
Net investment income[c,d]	0.30	0.31	0.57	0.49
Net realized and unrealized gains (losses)	0.29	(0.57)	(0.14)	0.44
Total from investment operations	0.59	(0.26)	0.43	0.93
Less distributions from:
Net investment income.	(0.31)	(0.31)	(0.44)	(0.25)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)
Tax return of capital	(0.04)	—	—	—
Total distributions	(0.40)	(0.64)	(1.03)	(0.78)
Net asset value, end of year	$11.01	$10.82	$11.72	$12.32

Total return[e]	5.60%	(2.34)%	3.49%	7.78%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.55%	0.53%	0.44%	0.60%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%
Net investment income[d]	2.80%	2.60%	3.55%	2.42%

Supplemental data
Net assets, end of year (000’s)	$3,930	$6,828	$6,709	$763
Portfolio turnover rate	149.53%	38.48%	68.98%	73.66%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the year ended December 31, 2016.

64 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart Retirement Income Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.81	$11.71	$12.31	$11.70	$10.94
Income from investment operations[a]:
Net investment income[b,c]	0.29	0.25	0.43	0.29	0.28
Net realized and unrealized gains (losses)	0.29	(0.52)	(—)[d]	1.16	0.76
Total from investment operations	0.58	(0.27)	0.43	1.45	1.04
Less distributions from:
Net investment income	(0.30)	(0.30)	(0.44)	(0.31)	(0.28)
Net realized gains	(0.05)	(0.33)	(0.59)	(0.53)	—
Tax return of capital.	(0.04)	—	—	—	—
Total distributions	(0.39)	(0.63)	(1.03)	(0.84)	(0.28)
Net asset value, end of year.	$11.00	$10.81	$11.71	$12.31	$11.70

Total return	5.55%	(2.40)%	3.45%	12.55%	9.59%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.65%	0.64%	0.54%	0.53%	0.41%
Expenses net of waiver and payments by affiliates[e]	0.05%	0.05%	0.05%	0.08%	0.15%
Net investment income[c]	2.75%	2.55%	3.50%	2.34%	2.43%

Supplemental data
Net assets, end of year (000’s)	$1,696	$880	$2,194	$2,494	$1,840
Portfolio turnover rate	149.53%	38.48%	68.98%	73.66%	25.12%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.55% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016
Franklin LifeSmart Retirement Income Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 95.8%
Domestic Equity 8.3%
iShares U.S. Preferred Stock ETF	150,300	$5,592,663
Domestic Fixed Income 65.8%
[a] Franklin Floating Rate Daily Access Fund, Class R6	1,884,664	16,754,661
[a] Franklin Strategic Income Fund, Class R6	622,444	6,000,366
[a] Franklin U.S. Government Securities Fund, Class R6	2,398,566	14,919,080
iShares iBoxx High Yield Corporate Bond ETF	80,700	6,984,585
		44,658,692
Domestic Hybrid 17.4%
[a] Franklin Income Fund, Class R6	5,166,874	11,832,142
Foreign Fixed Income 4.3%
[a,b] Templeton Global Total Return Fund, Class R6	239,735	2,900,786
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $63,771,398)		64,984,283

	Units
[c] Index-Linked Notes (Cost $2,997,797) 4.4%
[d,e] Morgan Stanley, senior note, 144A, 4.39%, 3/29/18	26,778	3,010,482
Total Investments before Short Term Investments (Cost $66,769,195)		67,994,765

	Shares
Short Term Investments (Cost $15) 0.0%†
Money Market Funds 0.0%†
[a,f] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	15	15
Total Investments (Cost $66,769,210) 100.2%		67,994,780
Other Assets, less Liabilities (0.2)%		(166,180)
Net Assets 100.0%		$67,828,600

See Abbreviations on page 154.

†Rounds to less than 0.1% of net assets.
aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cSee Note 1(b) regarding index-linked notes.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
eSecurity will pay a coupon each month based on a fixed rate and a variable distribution of the Morgan Stanley Custom Enhanced SPX B DT Index. The coupon rate shown represents the rate at period end. The security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index.
fThe rate shown is the annualized seven-day yield at period end.

66 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2020 Retirement Target Fund
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.61	$11.14	$10.94	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.13	0.24	0.33	0.16
Net realized and unrealized gains (losses)	0.19	(0.48)	0.20	0.91
Total from investment operations	0.32	(0.24)	0.53	1.07
Less distributions from:
Net investment income.	(0.17)	(0.19)	(0.27)	(0.13)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.25)	(0.29)	(0.33)	(0.13)
Net asset value, end of year	$10.68	$10.61	$11.14	$10.94

Total return[f]	3.03%	(2.18)%	4.83%	10.69%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.98%	1.05%	2.25%	11.14%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.32%	0.35%	0.24%
Net investment income[d]	1.25%	2.06%	3.20%	3.12%

Supplemental data
Net assets, end of year (000’s)	$19,292	$19,895	$7,302	$2,189
Portfolio turnover rate	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.56	$11.08	$10.90	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.14	0.24	0.18
Net realized and unrealized gains (losses)	0.18	(0.44)	0.21	0.83
Total from investment operations	0.23	(0.30)	0.45	1.01
Less distributions from:
Net investment income.	(0.09)	(0.12)	(0.21)	(0.11)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.17)	(0.22)	(0.27)	(0.11)
Net asset value, end of year	$10.62	$10.56	$11.08	$10.90

Total return[f]	2.29%	(2.84)%	4.09%	10.16%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.73%	1.78%	2.95%	11.95%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%
Net investment income[d]	0.50%	1.33%	2.50%	2.31%

Supplemental data
Net assets, end of year (000’s)	$5,138	$5,221	$2,617	$250
Portfolio turnover rate	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the year ended December 31, 2016.

68 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.59	$11.12	$10.93	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.10	0.35	0.42	0.11
Net realized and unrealized gains (losses)	0.18	(0.61)	0.08	0.93
Total from investment operations	0.28	(0.26)	0.50	1.04
Less distributions from:
Net investment income.	(0.13)	(0.17)	(0.25)	(0.11)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.21)	(0.27)	(0.31)	(0.11)
Net asset value, end of year	$10.66	$10.59	$11.12	$10.93

Total return[f]	2.74%	(2.35)%	4.61%	10.48%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.23%	1.28%	2.45%	11.45%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%
Net investment income[d]	1.00%	1.83%	3.00%	2.81%

Supplemental data
Net assets, end of year (000’s)	$3,145	$3,189	$80	$11
Portfolio turnover rate	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.64	$11.15	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.17	0.23	0.45	0.14
Net realized and unrealized gains (losses)	0.17	(0.42)	0.11	0.94
Total from investment operations	0.34	(0.19)	0.56	1.08
Less distributions from:
Net investment income.	(0.20)	(0.22)	(0.30)	(0.13)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.28)	(0.32)	(0.36)	(0.13)
Net asset value, end of year	$10.70	$10.64	$11.15	$10.95

Total return[f]	3.33%	(1.80)%	5.14%	10.84%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.57%	0.66%	1.81%	11.51%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	1.55%	2.38%	3.55%	3.36%

Supplemental data
Net assets, end of year (000’s)	$6,670	$6,751	$7,361	$11
Portfolio turnover rate	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the year ended December 31, 2016.

70 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2020 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.63	$11.15	$10.95	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.16	0.25	0.39	0.17
Net realized and unrealized gains (losses)	0.18	(0.45)	0.17	0.91
Total from investment operations	0.34	(0.20)	0.56	1.08
Less distributions from:
Net investment income.	(0.19)	(0.22)	(0.30)	(0.13)
Net realized gains	(0.08)	(0.10)	(0.06)	(—)[e]
Total distributions	(0.27)	(0.32)	(0.36)	(0.13)
Net asset value, end of year	$10.70	$10.63	$11.15	$10.95

Total return[f]	3.28%	(1.85)%	5.08%	10.83%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.73%	0.78%	1.95%	10.95%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%
Net investment income[d]	1.50%	2.33%	3.50%	3.31%

Supplemental data
Net assets, end of year (000’s)	$317	$290	$98	$44
Portfolio turnover rate	87.38%	47.51%	64.70%	33.36%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.65% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016

Franklin LifeSmart 2020 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.6%
Alternative Strategies 7.7%
[a] Franklin K2 Alternative Strategies Fund, Class R6	90,400	$974,509
[a] Franklin K2 Long Short Credit Fund, Class R6	97,573	1,004,031
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	104,776	691,521
		2,670,061
Domestic Equity 31.7%
Financial Select Sector SPDR ETF	21,400	497,550
[a,b] Franklin Focused Core Equity Fund, Class R6	71,450	1,045,317
[a] Franklin Growth Fund, Class R6	48,806	3,739,052
[a,b] Franklin Growth Opportunities Fund, Class R6	43,927	1,439,918
[a] Franklin Rising Dividends Fund, Class R6	41,021	2,156,085
[a,b] Franklin Small Cap Growth Fund, Class R6	25,385	505,155
[a] Franklin Utilities Fund, Class R6	38,257	679,819
iShares S&P 500 Value ETF	8,678	879,776
		10,942,672
Domestic Fixed Income 36.3%
[a] Franklin Low Duration Total Return Fund, Class R6	482,134	4,763,482
[a] Franklin Strategic Income Fund, Class R6	173,601	1,673,513
[a] Franklin U.S. Government Securities Fund, Class R6	381,149	2,370,751
iShares Core U.S. Aggregate Bond ETF	12,600	1,361,556
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,100	597,618
iShares TIPS Bond ETF	15,605	1,766,018
		12,532,938
Foreign Equity 17.1%
[a,b] Franklin India Growth Fund, Class R6	50,406	625,028
[a] Franklin International Small Cap Growth Fund, Class R6	73,900	1,212,698
[a] Franklin LibertyQ Emerging Markets ETF	46,200	1,229,382
[a] Franklin Mutual International Fund, Class R6	56,683	811,703
iShares Global Infrastructure ETF	13,402	523,214
iShares MSCI Japan ETF (Japan)	10,360	506,190
[a] Templeton Foreign Fund, Class R6	146,086	1,003,612
		5,911,827
Foreign Fixed Income 6.8%
[a,b] Templeton Global Total Return Fund, Class R6	195,805	2,369,241
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $33,715,705)		34,426,739

Short Term Investments (Cost $190,417) 0.6%
Money Market Funds 0.6%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	190,417	190,417
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $33,906,122) 100.2%		34,617,156
Other Assets, less Liabilities (0.2)%		(54,714)
Net Assets 100.0%		$34,562,442

See Abbreviations on page 154.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

72 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2025 Retirement Target Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.44	$12.36	$12.76	$11.11	$10.22
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.19	0.26	0.16	0.17
Net realized and unrealized gains (losses)	0.19	(0.43)	0.30	2.06	0.88
Total from investment operations	0.33	(0.24)	0.56	2.22	1.05
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.13)	(0.19)	(0.28)	(0.19)	(0.16)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)	—
Total distributions	(0.28)	(0.68)	(0.96)	(0.57)	(0.16)
Net asset value, end of year.	$11.49	$11.44	$12.36	$12.76	$11.11

Total return[d]	2.96%	(2.08)%	4.39%	20.18%	10.30%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.76%	0.77%	0.83%	0.84%	0.71%
Expenses net of waiver and payments by affiliates[e]	0.30%	0.33%	0.35%	0.38%	0.45%
Net investment income[c]	1.18%	1.52%	2.03%	1.31%	1.55%

Supplemental data
Net assets, end of year (000’s)	$74,746	$72,625	$67,854	$58,811	$45,299
Portfolio turnover rate	83.67%	36.22%	62.00%	47.39%	25.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.27	$12.18	$12.60	$10.97	$10.11
Income from investment operations[a]:
Net investment income[b,c]	0.05	0.10	0.16	0.07	0.09
Net realized and unrealized gains (losses)	0.20	(0.42)	0.29	2.05	0.86
Total from investment operations	0.25	(0.32)	0.45	2.12	0.95
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.05)	(0.10)	(0.19)	(0.11)	(0.09)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)	—
Total distributions	(0.20)	(0.59)	(0.87)	(0.49)	(0.09)
Net asset value, end of year.	$11.32	$11.27	$12.18	$12.60	$10.97

Total return[d]	2.21%	(2.74)%	3.58%	19.52%	9.42%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.51%	1.49%	1.53%	1.54%	1.41%
Expenses net of waiver and payments by affiliates[e]	1.05%	1.05%	1.05%	1.08%	1.15%
Net investment income[c]	0.43%	0.80%	1.33%	0.61%	0.85%

Supplemental data
Net assets, end of year (000’s)	$26,401	$29,425	$28,712	$25,248	$18,312
Portfolio turnover rate	83.67%	36.22%	62.00%	47.39%	25.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

74 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.40	$12.31	$12.72	$11.07	$10.19
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.17	0.23	0.13	0.15
Net realized and unrealized gains (losses)	0.19	(0.42)	0.30	2.07	0.87
Total from investment operations	0.30	(0.25)	0.53	2.20	1.02
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.11)	(0.17)	(0.26)	(0.17)	(0.14)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)	—
Total distributions	(0.26)	(0.66)	(0.94)	(0.55)	(0.14)
Net asset value, end of year.	$11.44	$11.40	$12.31	$12.72	$11.07

Total return	2.65%	(2.20)%	4.12%	20.05%	10.05%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	1.01%	0.99%	1.03%	1.04%	0.91%
Expenses net of waiver and payments by affiliates[d]	0.55%	0.55%	0.55%	0.58%	0.65%
Net investment income[c]	0.93%	1.30%	1.83%	1.11%	1.35%

Supplemental data
Net assets, end of year (000’s)	$7,411	$6,062	$5,361	$4,835	$3,442
Portfolio turnover rate	83.67%	36.22%	62.00%	47.39%	25.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 75

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.47	$12.39	$12.79	$11.74
Income from investment operations[b]:
Net investment income[c,d]	0.17	0.24	0.41	0.55
Net realized and unrealized gains (losses)	0.20	(0.44)	0.20	1.06
Total from investment operations	0.37	(0.20)	0.61	1.61
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.17)	(0.23)	(0.33)	(0.18)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)
Total distributions	(0.32)	(0.72)	(1.01)	(0.56)
Net asset value, end of year	$11.52	$11.47	$12.39	$12.79

Total return[e]	3.24%	(1.74)%	4.74%	13.90%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.37%	0.36%	0.39%	0.45%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%
Net investment income[d]	1.48%	1.85%	2.38%	1.69%

Supplemental data
Net assets, end of year (000’s)	$13,936	$17,129	$14,010	$2,339
Portfolio turnover rate	83.67%	36.22%	62.00%	47.39%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

76 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2025 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.46	$12.38	$12.79	$11.12	$10.23
Income from investment operations[a]:
Net investment income[b,c]	0.17	0.16	0.29	0.19	0.20
Net realized and unrealized gains (losses)	0.19	(0.37)	0.30	2.08	0.88
Total from investment operations	0.36	(0.21)	0.59	2.27	1.08
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.16)	(0.22)	(0.32)	(0.22)	(0.19)
Net realized gains	(0.15)	(0.49)	(0.68)	(0.38)	—
Total distributions	(0.31)	(0.71)	(1.00)	(0.60)	(0.19)
Net asset value, end of year.	$11.51	$11.46	$12.38	$12.79	$11.12

Total return	3.20%	(1.80)%	4.61%	20.66%	10.59%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.51%	0.49%	0.53%	0.54%	0.41%
Expenses net of waiver and payments by affiliates[d]	0.05%	0.05%	0.05%	0.08%	0.15%
Net investment income[c]	1.43%	1.80%	2.33%	1.61%	1.85%

Supplemental data
Net assets, end of year (000’s)	$1,381	$1,194	$2,814	$2,487	$1,873
Portfolio turnover rate	83.67%	36.22%	62.00%	47.39%	25.67%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.67% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 77

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016

Franklin LifeSmart 2025 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.5%
Alternative Strategies 7.8%
[a] Franklin K2 Alternative Strategies Fund, Class R6	322,782	$3,479,586
[a] Franklin K2 Long Short Credit Fund, Class R6	347,486	3,575,632
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	384,794	2,539,643
		9,594,861
Domestic Equity 40.4%
Financial Select Sector SPDR ETF	98,200	2,283,150
[a,b] Franklin Focused Core Equity Fund, Class R6	310,586	4,543,867
[a] Franklin Growth Fund, Class R6	222,262	17,027,529
[a,b] Franklin Growth Opportunities Fund, Class R6	196,335	6,435,875
[a] Franklin Rising Dividends Fund, Class R6	191,281	10,053,709
[a,b] Franklin Small Cap Growth Fund, Class R6	139,063	2,767,348
[a] Franklin Utilities Fund, Class R6	175,188	3,113,092
iShares S&P 500 Value ETF	37,981	3,850,514
		50,075,084
Domestic Fixed Income 24.4%
[a] Franklin Low Duration Total Return Fund, Class R6	1,135,007	11,213,874
[a] Franklin Strategic Income Fund, Class R6	390,110	3,760,658
[a] Franklin U.S. Government Securities Fund, Class R6	931,341	5,792,941
iShares Core U.S. Aggregate Bond ETF	31,800	3,436,308
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,600	1,593,648
iShares TIPS Bond ETF	39,226	4,439,206
		30,236,635
Foreign Equity 22.4%
[a,b] Franklin India Growth Fund, Class R6	236,461	2,932,119
[a] Franklin International Small Cap Growth Fund, Class R6	341,435	5,602,941
[a] Franklin LibertyQ Emerging Markets ETF	230,100	6,122,961
[a] Franklin Mutual International Fund, Class R6	257,590	3,688,680
iShares Global Infrastructure ETF	73,099	2,853,785
iShares MSCI Japan ETF (Japan)	47,925	2,341,615
[a] Templeton Foreign Fund, Class R6	616,488	4,235,275
		27,777,376
Foreign Fixed Income 4.5%
[a,b] Templeton Global Total Return Fund, Class R6	462,110	5,591,536
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $114,748,211)		123,275,492

Short Term Investments (Cost $722,986) 0.6%
Money Market Funds 0.6%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	722,986	722,986
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $115,471,197) 100.1%		123,998,478
Other Assets, less Liabilities (0.1)%		(124,212)
Net Assets 100.0%		$123,874,266

See Abbreviations on page 154.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

78 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2030 Retirement Target Fund
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.95	$11.45	$11.11	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.13	0.20	0.25	0.15
Net realized and unrealized gains (losses)	0.19	(0.39)	0.33	1.07
Total from investment operations	0.32	(0.19)	0.58	1.22
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.09)	(0.16)	(0.18)	(0.11)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.19)	(0.31)	(0.24)	(0.11)
Net asset value, end of year	$11.08	$10.95	$11.45	$11.11

Total return[f]	2.93%	(1.75)%	5.28%	12.19%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.02%	1.17%	2.28%	20.77%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.32%	0.35%	0.23%
Net investment income[d]	1.17%	1.55%	2.58%	2.72%

Supplemental data
Net assets, end of year (000’s)	$16,788	$13,631	$5,098	$1,260
Portfolio turnover rate	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 79

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.86	$11.38	$11.09	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.11	0.24	0.13
Net realized and unrealized gains (losses)	0.17	(0.38)	0.26	1.05
Total from investment operations	0.22	(0.27)	0.50	1.18
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.01)	(0.10)	(0.15)	(0.09)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.11)	(0.25)	(0.21)	(0.09)
Net asset value, end of year	$10.97	$10.86	$11.38	$11.09

Total return[f]	2.08%	(2.43)%	4.67%	11.73%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.77%	1.90%	2.98%	21.59%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%
Net investment income[d]	0.42%	0.82%	1.88%	1.90%

Supplemental data
Net assets, end of year (000’s)	$5,127	$4,124	$1,950	$132
Portfolio turnover rate	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

80 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.94	$11.44	$11.10	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.10	0.18	0.18	0.13
Net realized and unrealized gains (losses)	0.18	(0.39)	0.38	1.07
Total from investment operations	0.28	(0.21)	0.56	1.20
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.06)	(0.14)	(0.16)	(0.10)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.16)	(0.29)	(0.22)	(0.10)
Net asset value, end of year	$11.06	$10.94	$11.44	$11.10

Total return[f]	2.60%	(1.89)%	5.07%	11.98%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.27%	1.40%	2.48%	21.09%
Expenses net of waiver and payments by affiliates[h]	0.55%	0.55%	0.55%	0.55%
Net investment income[d]	0.92%	1.32%	2.38%	2.40%

Supplemental data
Net assets, end of year (000’s)	$1,398	$870	$48	$47
Portfolio turnover rate	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 81

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.99	$11.47	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.16	0.20	0.36	0.11
Net realized and unrealized gains (losses)	0.19	(0.35)	0.26	1.12
Total from investment operations	0.35	(0.15)	0.62	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.12)	(0.18)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.22)	(0.33)	(0.27)	(0.11)
Net asset value, end of year	$11.12	$10.99	$11.47	$11.12

Total return[f]	3.20%	(1.34)%	5.60%	12.34%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.57%	0.68%	1.74%	21.00%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	1.47%	1.87%	2.93%	2.95%

Supplemental data
Net assets, end of year (000’s)	$14,455	$13,041	$12,041	$11
Portfolio turnover rate	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

82 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2030 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.98	$11.47	$11.12	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.15	0.27	0.23	0.13
Net realized and unrealized gains (losses)	0.19	(0.43)	0.38	1.10
Total from investment operations	0.34	(0.16)	0.61	1.23
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.11)	(0.18)	(0.20)	(0.11)
Net realized gains	(0.10)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.21)	(0.33)	(0.26)	(0.11)
Net asset value, end of year	$11.11	$10.98	$11.47	$11.12

Total return[f]	3.15%	(1.46)%	5.56%	12.32%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.77%	0.90%	1.98%	20.59%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%
Net investment income[d]	1.42%	1.82%	2.88%	2.90%

Supplemental data
Net assets, end of year (000’s)	$332	$303	$101	$82
Portfolio turnover rate	81.66%	44.47%	81.33%	12.08%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 83

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016

Franklin LifeSmart 2030 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.0%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	99,662	$1,074,355
[a] Franklin K2 Long Short Credit Fund, Class R6	109,077	1,122,402
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	109,178	720,573
		2,917,330
Domestic Equity 44.3%
Financial Select Sector SPDR ETF	33,200	771,900
[a,b] Franklin Focused Core Equity Fund, Class R6	100,655	1,472,585
[a] Franklin Growth Fund, Class R6	72,816	5,578,414
[a,b] Franklin Growth Opportunities Fund, Class R6	66,763	2,188,512
[a] Franklin Rising Dividends Fund, Class R6	63,789	3,352,755
[a,b] Franklin Small Cap Growth Fund, Class R6	54,396	1,082,481
[a] Franklin Utilities Fund, Class R6	61,409	1,091,232
iShares S&P 500 Value ETF	13,426	1,361,128
		16,899,007
Domestic Fixed Income 18.9%
[a] Franklin Low Duration Total Return Fund, Class R6	270,854	2,676,032
[a] Franklin Strategic Income Fund, Class R6	95,407	919,724
[a] Franklin U.S. Government Securities Fund, Class R6	224,100	1,393,904
iShares Core U.S. Aggregate Bond ETF	8,000	864,480
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,000	351,540
iShares TIPS Bond ETF	8,682	982,542
		7,188,222
Foreign Equity 24.7%
[a,b] Franklin India Growth Fund, Class R6	85,606	1,061,516
[a] Franklin International Small Cap Growth Fund, Class R6	134,599	2,208,763
[a] Franklin LibertyQ Emerging Markets ETF	78,100	2,078,241
[a] Franklin Mutual International Fund, Class R6	88,600	1,268,758
iShares Global Infrastructure ETF	19,394	757,142
iShares MSCI Japan ETF (Japan)	16,025	782,981
[a] Templeton Foreign Fund, Class R6	181,114	1,244,254
		9,401,655
Foreign Fixed Income 3.5%
[a,b] Templeton Global Total Return Fund, Class R6	109,721	1,327,618
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $37,086,921)		37,733,832

Short Term Investments (Cost $61,193) 0.2%
Money Market Funds 0.2%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	61,193	61,193
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $37,148,114) 99.2%		37,795,025
Other Assets, less Liabilities 0.8%		304,505
Net Assets 100.0%		$38,099,530

See Abbreviations on page 154.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

84 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2035 Retirement Target Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.78	$12.67	$12.85	$11.01	$10.13
Income from investment operations[a]:
Net investment income[b,c]	0.13	0.17	0.22	0.14	0.15
Net realized and unrealized gains (losses)	0.23	(0.41)	0.42	2.26	0.89
Total from investment operations	0.36	(0.24)	0.64	2.40	1.04
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.10)	(0.18)	(0.24)	(0.15)	(0.16)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]
Total distributions	(0.28)	(0.65)	(0.82)	(0.56)	(0.16)
Net asset value, end of year.	$11.86	$11.78	$12.67	$12.85	$11.01

Total return[e]	3.11%	(2.00)%	4.96%	22.06%	10.33%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	0.82%	0.84%	0.91%	0.94%	0.83%
Expenses net of waiver and payments by affiliates[f]	0.30%	0.33%	0.35%	0.38%	0.45%
Net investment income[c]	1.15%	1.30%	1.76%	1.17%	1.45%

Supplemental data
Net assets, end of year (000’s)	$56,650	$53,701	$50,264	$42,510	$32,095
Portfolio turnover rate	77.39%	33.86%	61.73%	49.84%	27.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 85

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.54	$12.43	$12.63	$10.85	$9.98
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.07	0.12	0.06	0.08
Net realized and unrealized gains (losses)	0.22	(0.40)	0.41	2.21	0.89
Total from investment operations	0.26	(0.33)	0.53	2.27	0.97
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.01)	(0.09)	(0.15)	(0.08)	(0.10)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]
Total distributions	(0.19)	(0.56)	(0.73)	(0.49)	(0.10)
Net asset value, end of year.	$11.61	$11.54	$12.43	$12.63	$10.85

Total return[e]	2.34%	(2.76)%	4.23%	21.17%	9.72%

Ratios to average net assets
Expenses before waiver and payments by affiliates[f]	1.57%	1.56%	1.61%	1.64%	1.53%
Expenses net of waiver and payments by affiliates[f]	1.05%	1.05%	1.05%	1.08%	1.15%
Net investment income[c]	0.40%	0.58%	1.06%	0.47%	0.75%

Supplemental data
Net assets, end of year (000’s)	$18,781	$19,953	$19,965	$16,873	$11,124
Portfolio turnover rate	77.39%	33.86%	61.73%	49.84%	27.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

86 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.77	$12.66	$12.84	$11.01	$10.12
Income from investment operations[a]:
Net investment income[b,c]	0.12	0.13	0.19	0.11	0.14
Net realized and unrealized gains (losses)	0.21	(0.40)	0.42	2.26	0.89
Total from investment operations	0.33	(0.27)	0.61	2.37	1.03
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.08)	(0.15)	(0.21)	(0.13)	(0.14)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]
Total distributions	(0.26)	(0.62)	(0.79)	(0.54)	(0.14)
Net asset value, end of year.	$11.84	$11.77	$12.66	$12.84	$11.01

Total return	2.87%	(2.25)%	4.75%	21.77%	10.24%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.07%	1.06%	1.11%	1.14%	1.03%
Expenses net of waiver and payments by affiliates[e]	0.55%	0.55%	0.55%	0.58%	0.65%
Net investment income[c]	0.90%	1.08%	1.56%	0.97%	1.25%

Supplemental data
Net assets, end of year (000’s)	$6,080	$4,688	$4,577	$4,093	$3,035
Portfolio turnover rate	77.39%	33.86%	61.73%	49.84%	27.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 87

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.85	$12.75	$12.92	$11.77
Income from investment operations[b]:
Net investment income[c,d]	0.17	0.22	0.36	0.58
Net realized and unrealized gains (losses)	0.23	(0.43)	0.33	1.17
Total from investment operations	0.40	(0.21)	0.69	1.75
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.13)	(0.22)	(0.28)	(0.19)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)
Total distributions	(0.31)	(0.69)	(0.86)	(0.60)
Net asset value, end of year	$11.94	$11.85	$12.75	$12.92

Total return[e]	3.48%	(1.75)%	5.35%	15.09%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.39%	0.38%	0.42%	0.49%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%
Net investment income[d]	1.45%	1.63%	2.11%	1.55%

Supplemental data
Net assets, end of year (000’s)	$22,068	$20,244	$16,262	$2,532
Portfolio turnover rate	77.39%	33.86%	61.73%	49.84%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

88 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2035 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.86	$12.75	$12.93	$11.07	$10.17
Income from investment operations[a]:
Net investment income[b,c]	0.16	0.16	0.26	0.18	0.18
Net realized and unrealized gains (losses)	0.23	(0.37)	0.41	2.28	0.91
Total from investment operations	0.39	(0.21)	0.67	2.46	1.09
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.12)	(0.21)	(0.27)	(0.19)	(0.19)
Net realized gains	(0.18)	(0.47)	(0.58)	(0.41)	(—)[d]
Total distributions	(0.30)	(0.68)	(0.85)	(0.60)	(0.19)
Net asset value, end of year.	$11.95	$11.86	$12.75	$12.93	$11.07

Total return	3.42%	(1.76)%	5.22%	22.43%	10.79%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.57%	0.56%	0.61%	0.64%	0.53%
Expenses net of waiver and payments by affiliates[e]	0.05%	0.05%	0.05%	0.08%	0.15%
Net investment income[c]	1.40%	1.58%	2.06%	1.47%	1.75%

Supplemental data
Net assets, end of year (000’s)	$1,451	$1,722	$2,182	$1,815	$1,077
Portfolio turnover rate	77.39%	33.86%	61.73%	49.84%	27.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dAmount rounds to less than $0.01 per share.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.69% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 89

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016

Franklin LifeSmart 2035 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.5%
Alternative Strategies 7.8%
[a] Franklin K2 Alternative Strategies Fund, Class R6	276,640	$2,982,181
[a] Franklin K2 Long Short Credit Fund, Class R6	299,300	3,079,798
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	314,820	2,077,809
		8,139,788
Domestic Equity 46.7%
Financial Select Sector SPDR ETF	99,800	2,320,350
[a,b] Franklin Focused Core Equity Fund, Class R6	307,928	4,504,987
[a] Franklin Growth Fund, Class R6	216,137	16,558,233
[a,b] Franklin Growth Opportunities Fund, Class R6	218,186	7,152,120
[a] Franklin Rising Dividends Fund, Class R6	176,199	9,261,023
[a,b] Franklin Small Cap Growth Fund, Class R6	130,369	2,594,348
[a] Franklin Utilities Fund, Class R6	166,994	2,967,483
iShares S&P 500 Value ETF	36,802	3,730,987
		49,089,531
Domestic Fixed Income 14.4%
[a] Franklin Low Duration Total Return Fund, Class R6	548,374	5,417,932
[a] Franklin Strategic Income Fund, Class R6	184,001	1,773,772
[a] Franklin U.S. Government Securities Fund, Class R6	493,378	3,068,811
iShares Core U.S. Aggregate Bond ETF	17,300	1,869,438
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,800	796,824
iShares TIPS Bond ETF	19,830	2,244,161
		15,170,938
Foreign Equity 27.9%
[a,b] Franklin India Growth Fund, Class R6	231,375	2,869,047
[a] Franklin International Small Cap Growth Fund, Class R6	421,648	6,919,244
[a] Franklin LibertyQ Emerging Markets ETF	215,500	5,734,455
[a] Franklin Mutual International Fund, Class R6	301,451	4,316,777
iShares Global Infrastructure ETF	70,836	2,765,437
iShares MSCI Japan ETF (Japan)	48,675	2,378,261
[a] Templeton Foreign Fund, Class R6	622,852	4,278,997
		29,262,218
Foreign Fixed Income 2.7%
[a,b] Templeton Global Total Return Fund, Class R6	233,322	2,823,198
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $97,557,847)		104,485,673

Short Term Investments (Cost $376,115) 0.3%
Money Market Funds 0.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	376,115	376,115
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $97,933,962) 99.8%		104,861,788
Other Assets, less Liabilities 0.2%		168,192
Net Assets 100.0%		$105,029,980

See Abbreviations on page 154.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

90 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2040 Retirement Target Fund
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.06	$11.58	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.14	0.18	0.24	0.11
Net realized and unrealized gains (losses)	0.17	(0.40)	0.39	1.18
Total from investment operations	0.31	(0.22)	0.63	1.29
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.08)	(0.15)	(0.18)	(0.10)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.17)	(0.30)	(0.24)	(0.10)
Net asset value, end of year	$11.20	$11.06	$11.58	$11.19

Total return[f]	2.91%	(1.94)%	5.67%	12.91%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.19%	1.40%	3.25%	33.48%
Expenses net of waiver and payments by affiliates[h]	0.30%	0.32%	0.35%	0.25%
Net investment income[d]	1.22%	1.41%	2.37%	1.98%

Supplemental data
Net assets, end of year (000’s)	$13,213	$8,177	$2,891	$672
Portfolio turnover rate	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 91

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.97	$11.52	$11.15	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.11	0.17	0.08
Net realized and unrealized gains (losses)	0.18	(0.41)	0.39	1.16
Total from investment operations	0.23	(0.30)	0.56	1.24
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.06)	(0.10)	(0.13)	(0.09)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.15)	(0.25)	(0.19)	(0.09)
Net asset value, end of year	$11.05	$10.97	$11.52	$11.15

Total return[f]	2.17%	(2.66)%	5.03%	12.46%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.94%	2.13%	3.95%	34.28%
Expenses net of waiver and payments by affiliates[h]	1.05%	1.05%	1.05%	1.05%
Net investment income[d]	0.47%	0.68%	1.67%	1.18%

Supplemental data
Net assets, end of year (000’s)	$2,686	$1,988	$747	$60
Portfolio turnover rate	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

92 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.05	$11.58	$11.19	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.13	0.17	0.20	0.07
Net realized and unrealized gains (losses)	0.16	(0.41)	0.41	1.21
Total from investment operations	0.29	(0.24)	0.61	1.28
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.08)	(0.14)	(0.16)	(0.09)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.17)	(0.29)	(0.22)	(0.09)
Net asset value, end of year	$11.17	$11.05	$11.58	$11.19

Total return[f]	2.66%	(2.14)%	5.48%	12.81%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	1.43%	1.63%	3.45%	33.78%
Expenses net of waiver and payments by affiliates[h]	0.54%	0.55%	0.55%	0.55%
Net investment income[d]	0.98%	1.18%	2.17%	1.68%

Supplemental data
Net assets, end of year (000’s)	$2,188	$1,009	$37	$11
Portfolio turnover rate	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 93

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.10	$11.61	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.16	0.19	0.33	0.10
Net realized and unrealized gains (losses)	0.18	(0.37)	0.35	1.20
Total from investment operations	0.34	(0.18)	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.09)	(0.18)	(0.21)	(0.10)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.18)	(0.33)	(0.27)	(0.10)
Net asset value, end of year	$11.26	$11.10	$11.61	$11.20

Total return[f]	3.16%	(1.62)%	6.13%	13.07%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.65%	0.82%	2.55%	33.68%
Expenses net of waiver and payments by affiliates[h]	—%	—%	—%	—%
Net investment income[d]	1.52%	1.73%	2.72%	2.23%

Supplemental data
Net assets, end of year (000’s)	$13,867	$12,037	$10,154	$11
Portfolio turnover rate	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

94 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2040 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.09	$11.61	$11.20	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.15	0.40	0.20	0.10
Net realized and unrealized gains (losses)	0.19	(0.59)	0.48	1.20
Total from investment operations	0.34	(0.19)	0.68	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.09)	(0.18)	(0.21)	(0.10)
Net realized gains	(0.09)	(0.15)	(0.06)	(—)[e]
Total distributions	(0.18)	(0.33)	(0.27)	(0.10)
Net asset value, end of year	$11.25	$11.09	$11.61	$11.20

Total return[f]	3.15%	(1.72)%	6.08%	13.04%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	0.94%	1.13%	2.95%	33.28%
Expenses net of waiver and payments by affiliates[h]	0.05%	0.05%	0.05%	0.05%
Net investment income[d]	1.47%	1.68%	2.67%	2.18%

Supplemental data
Net assets, end of year (000’s)	$141	$121	$23	$23
Portfolio turnover rate	72.22%	41.55%	92.38%	16.27%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 95

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016

Franklin LifeSmart 2040 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.1%
Alternative Strategies 7.7%
[a] Franklin K2 Alternative Strategies Fund, Class R6	84,269	$908,424
[a] Franklin K2 Long Short Credit Fund, Class R6	92,199	948,730
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	91,571	604,368
		2,461,522
Domestic Equity 48.3%
Financial Select Sector SPDR ETF	31,100	723,075
[a,b] Franklin Focused Core Equity Fund, Class R6	99,364	1,453,689
[a] Franklin Growth Fund, Class R6	67,717	5,187,811
[a,b] Franklin Growth Opportunities Fund, Class R6	70,803	2,320,926
[a] Franklin Rising Dividends Fund, Class R6	54,989	2,890,228
[a,b] Franklin Small Cap Growth Fund, Class R6	41,829	832,396
[a] Franklin Utilities Fund, Class R6	52,313	929,595
iShares S&P 500 Value ETF	11,617	1,177,732
		15,515,452
Domestic Fixed Income 12.7%
[a] Franklin Low Duration Total Return Fund, Class R6	146,850	1,450,881
[a] Franklin Strategic Income Fund, Class R6	50,488	486,701
[a] Franklin U.S. Government Securities Fund, Class R6	137,788	857,040
iShares Core U.S. Aggregate Bond ETF	4,600	497,076
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	175,770
iShares TIPS Bond ETF	5,457	617,569
		4,085,037
Foreign Equity 28.2%
[a,b] Franklin India Growth Fund, Class R6	76,925	953,871
[a] Franklin International Small Cap Growth Fund, Class R6	134,099	2,200,574
[a] Franklin LibertyQ Emerging Markets ETF	67,200	1,788,192
[a] Franklin Mutual International Fund, Class R6	95,684	1,370,192
iShares Global Infrastructure ETF	18,842	735,592
iShares MSCI Japan ETF (Japan)	15,200	742,672
[a] Templeton Foreign Fund, Class R6	184,504	1,267,542
		9,058,635
Foreign Fixed Income 2.2%
[a,b] Templeton Global Total Return Fund, Class R6	56,988	689,560
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $31,431,207)		31,810,206

Short Term Investments (Cost $183,134) 0.6%
Money Market Funds 0.6%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	183,134	183,134
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $31,614,341) 99.7%		31,993,340
Other Assets, less Liabilities 0.3%		102,210
Net Assets 100.0%		$32,095,550

See Abbreviations on page 154.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

96 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2045 Retirement Target Fund
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.75	$12.70	$12.88	$10.92	$10.01
Income from investment operations[a]:
Net investment income[b,c]	0.14	0.16	0.20	0.13	0.15
Net realized and unrealized gains (losses)	0.24	(0.42)	0.43	2.36	0.91
Total from investment operations	0.38	(0.26)	0.63	2.49	1.06
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.10)	(0.17)	(0.22)	(0.15)	(0.15)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)	—
Total distributions	(0.27)	(0.69)	(0.81)	(0.53)	(0.15)
Net asset value, end of year.	$11.86	$11.75	$12.70	$12.88	$10.92

Total return[d]	3.29%	(2.17)%	4.94%	23.07%	10.61%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	0.97%	1.01%	1.11%	1.16%	1.05%
Expenses net of waiver and payments by affiliates[e]	0.30%	0.33%	0.35%	0.38%	0.45%
Net investment income[c]	1.15%	1.26%	1.57%	1.08%	1.41%

Supplemental data
Net assets, end of year (000’s)	$44,521	$38,444	$34,259	$27,991	$20,765
Portfolio turnover rate	75.72%	34.07%	65.20%	44.44%	32.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 97

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.48	$12.42	$12.63	$10.73	$9.84
Income from investment operations[a]:
Net investment income[b,c]	0.04	0.07	0.11	0.04	0.07
Net realized and unrealized gains (losses)	0.23	(0.40)	0.41	2.31	0.90
Total from investment operations	0.27	(0.33)	0.52	2.35	0.97
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.01)	(0.09)	(0.14)	(0.07)	(0.08)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)	—
Total distributions	(0.18)	(0.61)	(0.73)	(0.45)	(0.08)
Net asset value, end of year.	$11.57	$11.48	$12.42	$12.63	$10.73

Total return[d]	2.43%	(2.82)%	4.15%	22.20%	9.85%

Ratios to average net assets
Expenses before waiver and payments by affiliates[e]	1.72%	1.73%	1.81%	1.86%	1.74%
Expenses net of waiver and payments by affiliates[e]	1.05%	1.05%	1.05%	1.08%	1.14%
Net investment income[c]	0.40%	0.54%	0.87%	0.38%	0.72%

Supplemental data
Net assets, end of year (000’s)	$12,527	$12,850	$11,785	$9,484	$6,680
Portfolio turnover rate	75.72%	34.07%	65.20%	44.44%	32.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
eDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the year ended December 31, 2016.

98 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.71	$12.66	$12.82	$10.88	$9.99
Income from investment operations[a]:
Net investment income[b,c]	0.11	0.14	0.14	0.10	0.16
Net realized and unrealized gains (losses)	0.23	(0.42)	0.47	2.35	0.87
Total from investment operations	0.34	(0.28)	0.61	2.45	1.03
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.07)	(0.15)	(0.18)	(0.13)	(0.14)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)	—
Total distributions	(0.24)	(0.67)	(0.77)	(0.51)	(0.14)
Net asset value, end of year.	$11.81	$11.71	$12.66	$12.82	$10.88

Total return	2.99%	(2.35)%	4.75%	22.76%	10.35%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	1.22%	1.23%	1.31%	1.36%	1.25%
Expenses net of waiver and payments by affiliates[d]	0.55%	0.55%	0.55%	0.58%	0.65%
Net investment income[c]	0.90%	1.04%	1.37%	0.88%	1.21%

Supplemental data
Net assets, end of year (000’s)	$4,682	$4,327	$3,474	$4,564	$3,336
Portfolio turnover rate	75.72%	34.07%	65.20%	44.44%	32.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 99

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.83	$12.77	$12.95	$11.67
Income from investment operations[b]:
Net investment income[c,d]	0.17	0.21	0.33	0.60
Net realized and unrealized gains (losses)	0.24	(0.42)	0.35	1.24
Total from investment operations	0.41	(0.21)	0.68	1.84
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.13)	(0.21)	(0.27)	(0.18)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)
Total distributions	(0.30)	(0.73)	(0.86)	(0.56)
Net asset value, end of year	$11.94	$11.83	$12.77	$12.95

Total return[e]	3.55%	(1.77)%	5.24%	16.08%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.44%	0.45%	0.51%	0.60%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%
Net investment income[d]	1.45%	1.59%	1.92%	1.46%

Supplemental data
Net assets, end of year (000’s)	$10,912	$10,975	$8,987	$1,718
Portfolio turnover rate	75.72%	34.07%	65.20%	44.44%

aFor the period May 1, 2013 (effective date) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the year ended December 31, 2016.

100 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2045 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.83	$12.76	$12.94	$10.96	$10.05
Income from investment operations[a]:
Net investment income[b,c]	0.15	0.13	0.24	0.17	0.16
Net realized and unrealized gains (losses)	0.25	(0.34)	0.43	2.37	0.93
Total from investment operations	0.40	(0.21)	0.67	2.54	1.09
Less distributions from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds	(0.12)	(0.20)	(0.26)	(0.18)	(0.18)
Net realized gains	(0.17)	(0.52)	(0.59)	(0.38)	—
Total distributions	(0.29)	(0.72)	(0.85)	(0.56)	(0.18)
Net asset value, end of year.	$11.94	$11.83	$12.76	$12.94	$10.96

Total return	3.49%	(1.82)%	5.20%	23.48%	10.86%

Ratios to average net assets
Expenses before waiver and payments by affiliates[d]	0.72%	0.73%	0.81%	0.86%	0.75%
Expenses net of waiver and payments by affiliates[d]	0.05%	0.05%	0.05%	0.08%	0.15%
Net investment income[c]	1.40%	1.54%	1.87%	1.38%	1.71%

Supplemental data
Net assets, end of year (000’s)	$479	$532	$1,576	$1,188	$709
Portfolio turnover rate	75.72%	34.07%	65.20%	44.44%	32.47%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
dDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.71% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016

Franklin LifeSmart 2045 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 99.6%
Alternative Strategies 7.7%
[a] Franklin K2 Alternative Strategies Fund, Class R6	191,089	$2,059,939
[a] Franklin K2 Long Short Credit Fund, Class R6	205,705	2,116,707
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	224,286	1,480,286
		5,656,932
Domestic Equity 48.3%
Financial Select Sector SPDR ETF	72,200	1,678,650
[a,b] Franklin Focused Core Equity Fund, Class R6	226,425	3,312,605
[a] Franklin Growth Fund, Class R6	153,668	11,772,478
[a,b] Franklin Growth Opportunities Fund, Class R6	160,883	5,273,737
[a] Franklin Rising Dividends Fund, Class R6	124,876	6,563,495
[a,b] Franklin Small Cap Growth Fund, Class R6	97,302	1,936,310
[a] Franklin Utilities Fund, Class R6	118,411	2,104,157
iShares S&P 500 Value ETF	26,155	2,651,594
		35,293,026
Domestic Fixed Income 11.9%
[a] Franklin Low Duration Total Return Fund, Class R6	302,710	2,990,775
[a] Franklin Strategic Income Fund, Class R6	104,214	1,004,619
[a] Franklin U.S. Government Securities Fund, Class R6	275,361	1,712,746
iShares Core U.S. Aggregate Bond ETF	12,700	1,372,362
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,600	421,848
iShares TIPS Bond ETF	10,611	1,200,847
		8,703,197
Foreign Equity 29.5%
[a,b] Franklin India Growth Fund, Class R6	152,337	1,888,975
[a] Franklin International Small Cap Growth Fund, Class R6	302,418	4,962,681
[a] Franklin LibertyQ Emerging Markets ETF	161,000	4,284,210
[a] Franklin Mutual International Fund, Class R6	216,679	3,102,848
iShares Global Infrastructure ETF	51,875	2,025,200
iShares MSCI Japan ETF (Japan)	35,225	1,721,094
[a] Templeton Foreign Fund, Class R6	521,744	3,584,384
		21,569,392
Foreign Fixed Income 2.2%
[a,b] Templeton Global Total Return Fund, Class R6	129,291	1,564,425
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $68,098,420)		72,786,972

Short Term Investments (Cost $468,586) 0.6%
Money Market Funds 0.6%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	468,586	468,586
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $68,567,006) 100.2%		73,255,558
Other Assets, less Liabilities (0.2)%		(135,007)
Net Assets 100.0%		$73,120,551

See Abbreviations on page 154.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

102 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2050 Retirement Target Fund
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.11	$11.62	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.14	0.22	0.22	0.10
Net realized and unrealized gains (losses)	0.23	(0.41)	0.43	1.21
Total from investment operations	0.37	(0.19)	0.65	1.31
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.09)	(0.16)	(0.18)	(0.10)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.19)	(0.32)	(0.24)	(0.10)
Net asset value, end of year	$11.29	$11.11	$11.62	$11.21

Total return[e]	3.32%	(1.76)%	5.80%	13.14%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.47%	1.82%	4.12%	34.22%
Expenses net of waiver and payments by affiliates[g]	0.30%	0.32%	0.35%	0.23%
Net investment income[d]	1.17%	1.47%	2.21%	1.88%

Supplemental data
Net assets, end of year (000’s)	$10,597	$6,762	$2,318	$512
Portfolio turnover rate	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 103

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.07	$11.56	$11.18	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.05	0.07	0.15	0.09
Net realized and unrealized gains (losses)	0.23	(0.33)	0.42	1.18
Total from investment operations	0.28	(0.26)	0.57	1.27
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.01)	(0.07)	(0.13)	(0.09)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.11)	(0.23)	(0.19)	(0.09)
Net asset value, end of year	$11.24	$11.07	$11.56	$11.18

Total return[e]	2.56%	(2.40)%	5.03%	12.82%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	2.22%	2.55%	4.82%	35.04%
Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%	1.05%	1.05%
Net investment income[d]	0.42%	0.74%	1.51%	1.06%

Supplemental data
Net assets, end of year (000’s)	$2,675	$1,921	$943	$82
Portfolio turnover rate	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

104 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.12	$11.63	$11.21	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.11	0.16	0.18	0.06
Net realized and unrealized gains (losses)	0.22	(0.37)	0.45	1.24
Total from investment operations	0.33	(0.21)	0.63	1.30
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.06)	(0.14)	(0.15)	(0.09)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.16)	(0.30)	(0.21)	(0.09)
Net asset value, end of year	$11.29	$11.12	$11.63	$11.21

Total return[e]	3.01%	(1.98)%	5.67%	13.02%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.71%	2.05%	4.32%	34.54%
Expenses net of waiver and payments by affiliates[g]	0.54%	0.55%	0.55%	0.55%
Net investment income[d]	0.93%	1.24%	2.01%	1.56%

Supplemental data
Net assets, end of year (000’s)	$1,219	$747	$33	$11
Portfolio turnover rate	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.16	$11.65	$11.23	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.15	0.19	0.32	0.09
Net realized and unrealized gains (losses)	0.24	(0.34)	0.37	1.25
Total from investment operations	0.39	(0.15)	0.69	1.34
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.11)	(0.18)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.21)	(0.34)	(0.27)	(0.11)
Net asset value, end of year	$11.34	$11.16	$11.65	$11.23

Total return[e]	3.55%	(1.39)%	6.16%	13.39%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	0.75%	1.01%	3.22%	34.36%
Expenses net of waiver and payments by affiliates[g]	—%	—%	—%	—%
Net investment income[d]	1.47%	1.79%	2.56%	2.11%

Supplemental data
Net assets, end of year (000’s)	$9,174	$8,012	$6,348	$11
Portfolio turnover rate	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

106 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2050 Retirement Target Fund (continued)
		Year Ended December 31,
	2016	2015	2014	2013 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.16	$11.65	$11.22	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.15	0.18	0.23	0.10
Net realized and unrealized gains (losses)	0.25	(0.33)	0.47	1.23
Total from investment operations	0.40	(0.15)	0.70	1.33
Less distributions from:
Net investment income and short term gains received from Underlying Funds
and exchange traded funds	(0.11)	(0.18)	(0.21)	(0.11)
Net realized gains	(0.10)	(0.16)	(0.06)	—
Total distributions	(0.21)	(0.34)	(0.27)	(0.11)
Net asset value, end of year	$11.35	$11.16	$11.65	$11.22

Total return[e]	3.59%	(1.43)%	6.22%	13.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	1.22%	1.55%	3.82%	34.04%
Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%	0.05%	0.05%
Net investment income[d]	1.42%	1.74%	2.51%	2.06%

Supplemental data
Net assets, end of year (000’s)	$395	$394	$327	$75
Portfolio turnover rate	89.82%	48.90%	100.08%	20.66%

aFor the period July 1, 2013 (commencement of operations) to December 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 107

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016

Franklin LifeSmart 2050 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.9%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	62,928	$678,369
[a] Franklin K2 Long Short Credit Fund, Class R6	67,452	694,080
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	70,838	467,531
		1,839,980
Domestic Equity 48.7%
Financial Select Sector SPDR ETF	24,100	560,325
[a,b] Franklin Focused Core Equity Fund, Class R6	78,484	1,148,222
[a] Franklin Growth Fund, Class R6	51,909	3,976,783
[a,b] Franklin Growth Opportunities Fund, Class R6	53,630	1,757,991
[a] Franklin Rising Dividends Fund, Class R6	41,207	2,165,846
[a,b] Franklin Small Cap Growth Fund, Class R6	26,850	534,306
[a] Franklin Utilities Fund, Class R6	39,182	696,255
iShares S&P 500 Value ETF	8,592	871,057
		11,710,785
Domestic Fixed Income 11.1%
[a] Franklin Low Duration Total Return Fund, Class R6	97,303	961,328
[a] Franklin Strategic Income Fund, Class R6	33,073	318,827
[a] Franklin U.S. Government Securities Fund, Class R6	86,663	539,041
iShares Core U.S. Aggregate Bond ETF	3,600	389,016
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,200	140,616
iShares TIPS Bond ETF	2,915	329,890
		2,678,718
Foreign Equity 29.6%
[a,b] Franklin India Growth Fund, Class R6	52,795	654,653
[a] Franklin International Small Cap Growth Fund, Class R6	100,058	1,641,956
[a] Franklin LibertyQ Emerging Markets ETF	55,900	1,487,499
[a] Franklin Mutual International Fund, Class R6	71,811	1,028,326
iShares Global Infrastructure ETF	13,443	524,815
iShares MSCI Japan ETF (Japan)	11,525	563,112
[a] Templeton Foreign Fund, Class R6	176,382	1,211,745
		7,112,106
Foreign Fixed Income 1.9%
[a,b] Templeton Global Total Return Fund, Class R6	38,236	462,660
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $23,181,648)		23,804,249

Short Term Investments (Cost $181,567) 0.8%
Money Market Funds 0.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	181,567	181,567
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $23,363,215) 99.7%		23,985,816
Other Assets, less Liabilities 0.3%		74,022
Net Assets 100.0%		$24,059,838

See Abbreviations on page 154.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

108 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights
Franklin LifeSmart 2055 Retirement Target Fund
	Year Ended December 31,
	2016	2015 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.34	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.12	0.16
Net realized and unrealized gains (losses)	0.17	(0.70)
Total from investment operations	0.29	(0.54)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange traded
funds	(0.10)	(0.12)
Net realized gains	(0.06)	—
Total distributions	(0.16)	(0.12)
Net asset value, end of year.	$9.47	$9.34

Total return[e]	3.13%	(5.40)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	5.09%	9.66%
Expenses net of waiver and payments by affiliates[g]	0.32%	0.19%
Net investment income[d]	1.43%	2.62%

Supplemental data
Net assets, end of year (000’s)	$2,732	$1,817
Portfolio turnover rate	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 109

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Year Ended December 31,
	2016	2015 [a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.30	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.08	0.24
Net realized and unrealized gains (losses)	0.14	(0.84)
Total from investment operations	0.22	(0.60)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange traded
funds	(0.07)	(0.10)
Net realized gains	(0.06)	—
Total distributions	(0.13)	(0.10)
Net asset value, end of year.	$9.39	$9.30

Total return[e]	2.36%	(5.99)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	5.82%	10.52%
Expenses net of waiver and payments by affiliates[g]	1.05%	1.05%
Net investment income[d]	0.70%	1.76%

Supplemental data
Net assets, end of year (000’s)	$572	$172
Portfolio turnover rate	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

110 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Year Ended December 31,
	2016	2015 [a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.33	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.12	0.18
Net realized and unrealized gains (losses)	0.14	(0.74)
Total from investment operations	0.26	(0.56)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange traded
funds	(0.09)	(0.11)
Net realized gains	(0.06)	—
Total distributions	(0.15)	(0.11)
Net asset value, end of year.	$9.44	$9.33

Total return[e]	2.84%	(5.61)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	5.32%	9.98%
Expenses net of waiver and payments by affiliates[g]	0.55%	0.51%
Net investment income[d]	1.20%	2.30%

Supplemental data
Net assets, end of year (000’s)	$357	$41
Portfolio turnover rate	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 111

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Year Ended December 31,
	2016	2015 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.34	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.21	0.32
Net realized and unrealized gains (losses)	0.11	(0.85)
Total from investment operations	0.32	(0.53)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange traded
funds	(0.12)	(0.13)
Net realized gains	(0.06)	—
Total distributions	(0.18)	(0.13)
Net asset value, end of year.	$9.48	$9.34

Total return[e]	3.49%	(5.33)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	4.21%	10.04%
Expenses net of waiver and payments by affiliates[g]	—%	—%
Net investment income[d]	1.75%	2.81%

Supplemental data
Net assets, end of year (000’s)	$1,618	$92
Portfolio turnover rate	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

112 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN FUND ALLOCATOR SERIES
	FINANCIAL HIGHLIGHTS

Franklin LifeSmart 2055 Retirement Target Fund (continued)
	Year Ended December 31,
	2016	2015 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$9.35	$10.00
Income from investment operations[b]:
Net investment income[c,d]	0.13	0.10
Net realized and unrealized gains (losses)	0.18	(0.63)
Total from investment operations	0.31	(0.53)
Less distributions from:
Net investment income and short term gains received from Underlying Funds and exchange traded
funds	(0.12)	(0.12)
Net realized gains	(0.06)	—
Total distributions	(0.18)	(0.12)
Net asset value, end of year.	$9.48	$9.35

Total return[e]	3.45%	(5.37)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	4.82%	9.52%
Expenses net of waiver and payments by affiliates[g]	0.05%	0.05%
Net investment income[d]	1.70%	2.76%

Supplemental data
Net assets, end of year (000’s)	$13	$11
Portfolio turnover rate	93.35%	78.16%

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds inwhichthe
Fund invests.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.
gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.70% for the year ended December 31, 2016.

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The accompanying notes are an integral part of these financial statements. | Annual Report 113

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, December 31, 2016

Franklin LifeSmart 2055 Retirement Target Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 97.7%
Alternative Strategies 7.6%
[a] Franklin K2 Alternative Strategies Fund, Class R6	13,497	$145,498
[a] Franklin K2 Long Short Credit Fund, Class R6	14,523	149,442
[a,b] Franklin Pelagos Commodities Strategy Fund, Class R6	15,880	104,807
		399,747
Domestic Equity 49.0%
Financial Select Sector SPDR ETF	5,300	123,225
[a,b] Franklin Focused Core Equity Fund, Class R6	17,233	252,116
[a] Franklin Growth Fund, Class R6	11,630	890,996
[a,b] Franklin Growth Opportunities Fund, Class R6	11,687	383,080
[a] Franklin Rising Dividends Fund, Class R6	9,309	489,290
[a,b] Franklin Small Cap Growth Fund, Class R6	6,123	121,855
[a] Franklin Utilities Fund, Class R6	8,945	158,959
iShares S&P 500 Value ETF	1,695	171,839
		2,591,360
Domestic Fixed Income 10.4%
[a] Franklin Low Duration Total Return Fund, Class R6	19,590	193,547
[a] Franklin Strategic Income Fund, Class R6	6,730	64,882
[a] Franklin U.S. Government Securities Fund, Class R6	16,523	102,772
iShares Core U.S. Aggregate Bond ETF	800	86,448
iShares iBoxx $ Investment Grade Corporate Bond ETF	200	23,436
iShares TIPS Bond ETF	685	77,522
		548,607
Foreign Equity 29.0%
[a,b] Franklin India Growth Fund, Class R6	11,601	143,849
[a] Franklin International Small Cap Growth Fund, Class R6	22,604	370,938
[a] Franklin LibertyQ Emerging Markets ETF	11,100	295,371
[a] Franklin Mutual International Fund, Class R6	16,099	230,530
iShares Global Infrastructure ETF	2,497	97,483
iShares MSCI Japan ETF (Japan)	2,350	114,821
[a] Templeton Foreign Fund, Class R6	41,260	283,456
		1,536,448
Foreign Fixed Income 1.7%
[a,b] Templeton Global Total Return Fund, Class R6	7,573	91,638
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $5,106,408)		5,167,800

Short Term Investments (Cost $83,312) 1.6%
Money Market Funds 1.6%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.09%.	83,312	83,312
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $5,189,720) 99.3%		5,251,112
Other Assets, less Liabilities 0.7%.		39,520
Net Assets 100.0%		$5,290,632

See Abbreviations on page 154.

aSee Note 3(f) regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

114 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities
December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,997,797	$—	$—
Cost - Non-controlled affiliates (Note 3f)	51,158,173	27,779,227	94,744,186
Cost - Unaffiliated Exchange traded funds	12,613,240	6,126,895	20,727,011
Total cost of investments	$66,769,210	$33,906,122	$115,471,197
Value - Unaffiliated issuers	$3,010,482	$—	$—
Value - Non-controlled affiliates (Note 3f)	52,407,050	28,485,234	103,200,252
Value - Unaffiliated Exchange traded funds	12,577,248	6,131,922	20,798,226
Total value of investments	67,994,780	34,617,156	123,998,478
Receivables:
Investment securities sold	17,290	—	—
Capital shares sold	21,695	89,905	169,608
Interest.	1,356	—	—
Affiliates	16,779	570	13,135
Other assets.	5	3	11
Total assets	68,051,905	34,707,634	124,181,232
Liabilities:
Payables:
Investment securities purchased	—	22,049	—
Capital shares redeemed	48,356	69,235	164,668
Asset allocation fees	—	311	—
Distribution fees	50,261	18,883	80,811
Transfer agent fees	2,585	6,522	22,036
Reports to shareholders	8,708	3,805	14,121
Professional fees	67,191	21,606	21,979
Funds advanced by custodian.	43,204	—	313
Accrued expenses and other liabilities	3,000	2,781	3,038
Total liabilities	223,305	145,192	306,966
Net assets, at value	$67,828,600	$34,562,442	$123,874,266
Net assets consist of:
Paid-in capital	$68,842,007	$36,225,936	$119,766,357
Undistributed net investment income	—	—	512,171
Net unrealized appreciation (depreciation)	1,225,570	711,034	8,527,281
Accumulated net realized gain (loss)	(2,238,977)	(2,374,528)	(4,931,543)
Net assets, at value	$67,828,600	$34,562,442	$123,874,266

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The accompanying notes are an integral part of these financial statements. | Annual Report 115

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$39,713,064	$19,292,260	$74,745,551
Shares outstanding	3,623,222	1,806,565	6,503,715
Net asset value per share[a]	$10.96	$10.68	$11.49
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.63	$11.33	$12.19
Class C:
Net assets, at value	$17,570,140	$5,137,799	$26,400,564
Shares outstanding	1,622,112	483,782	2,332,670
Net asset value and maximum offering price per share[a]	$10.83	$10.62	$11.32
Class R:
Net assets, at value	$4,919,741	$3,145,284	$7,410,865
Shares outstanding	450,653	295,064	647,729
Net asset value and maximum offering price per share	$10.92	$10.66	$11.44
Class R6:
Net assets, at value	$3,930,117	$6,669,794	$13,936,365
Shares outstanding	356,831	623,171	1,209,285
Net asset value and maximum offering price per share	$11.01	$10.70	$11.52
Advisor Class:
Net assets, at value	$1,695,538	$317,305	$1,380,921
Shares outstanding	154,090	29,650	119,931
Net asset value and maximum offering price per share	$11.00	$10.70	$11.51

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

116 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f)	$31,324,427	$81,923,532	$26,973,320
Cost - Unaffiliated Exchange traded funds	5,823,687	16,010,430	4,641,021
Total cost of investments	$37,148,114	$97,933,962	$31,614,341
Value - Non-controlled affiliates (Note 3f)	$31,923,312	$88,756,330	$27,323,854
Value - Unaffiliated Exchange traded funds	5,871,713	16,105,458	4,669,486
Total value of investments	37,795,025	104,861,788	31,993,340
Receivables:
Capital shares sold	452,933	527,186	159,118
Affiliates	2,264	14,760	827
Other assets	4	7	—
Total assets	38,250,226	105,403,741	32,153,285
Liabilities:
Payables:
Investment securities purchased	77,821	111,141	—
Capital shares redeemed	23,174	147,468	14,285
Distribution fees	16,253	59,430	11,430
Transfer agent fees	4,704	18,192	6,748
Reports to shareholders	4,371	12,640	3,482
Professional fees	21,609	21,812	21,771
Funds advanced by custodian	—	122	—
Accrued expenses and other liabilities	2,764	2,956	19
Total liabilities.	150,696	373,761	57,735
Net assets, at value	$38,099,530	$105,029,980	$32,095,550
Net assets consist of:
Paid-in capital	$39,180,696	$100,693,060	$32,757,492
Undistributed net investment income.	270,932	748,992	240,354
Net unrealized appreciation (depreciation)	646,911	6,927,826	378,999
Accumulated net realized gain (loss)	(1,999,009)	(3,339,898)	(1,281,295)
Net assets, at value	$38,099,530	$105,029,980	$32,095,550

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The accompanying notes are an integral part of these financial statements. | Annual Report 117

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$16,787,677	$56,650,083	$13,212,664
Shares outstanding.	1,515,276	4,775,880	1,179,682
Net asset value per share[a]	$11.08	$11.86	$11.20
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.76	$12.58	$11.88
Class C:
Net assets, at value	$5,126,842	$18,781,084	$2,686,188
Shares outstanding.	467,184	1,616,972	243,147
Net asset value and maximum offering price per share[a]	$10.97	$11.61	$11.05
Class R:
Net assets, at value	$1,398,300	$6,080,074	$2,188,479
Shares outstanding.	126,455	513,384	195,910
Net asset value and maximum offering price per share	$11.06	$11.84	$11.17
Class R6:
Net assets, at value	$14,454,850	$22,068,080	$13,867,443
Shares outstanding.	1,300,230	1,848,351	1,231,412
Net asset value and maximum offering price per share	$11.12	$11.94	$11.26
Advisor Class:
Net assets, at value	$331,861	$1,450,659	$140,776
Shares outstanding.	29,878	121,390	12,509
Net asset value and maximum offering price per share	$11.11	$11.95	$11.25

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

118 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f)	$57,553,031	$20,018,112	$4,494,964
Cost - Unaffiliated Exchange traded funds	11,013,975	3,345,103	694,756
Total cost of investments	$68,567,006	$23,363,215	$5,189,720
Value - Non-controlled affiliates (Note 3f)	$62,183,963	$20,606,985	$4,556,338
Value - Unaffiliated Exchange traded funds	11,071,595	3,378,831	694,774
Total value of investments	73,255,558	23,985,816	5,251,112
Receivables:
Capital shares sold	214,008	153,902	56,961
Affiliates	4,771	2,599	10,268
Other assets	6	—	2
Total assets	73,474,343	24,142,317	5,318,343
Liabilities:
Payables:
Investment securities purchased	55,775	22,045	140
Capital shares redeemed	203,137	19,065	186
Distribution fees	43,098	9,610	1,777
Transfer agent fees	15,709	5,449	1,769
Reports to shareholders	10,786	4,603	2,320
Professional fees	21,993	21,703	21,496
Funds advanced by custodian	404	—	—
Accrued expenses and other liabilities	2,890	4	23
Total liabilities.	353,792	82,479	27,711
Net assets, at value	$73,120,551	$24,059,838	$5,290,632
Net assets consist of:
Paid-in capital	$69,986,574	$24,338,456	$5,343,929
Undistributed net investment income.	515,400	181,312	18,072
Net unrealized appreciation (depreciation)	4,688,552	622,601	61,392
Accumulated net realized gain (loss)	(2,069,975)	(1,082,531)	(132,761)
Net assets, at value	$73,120,551	$24,059,838	$5,290,632

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The accompanying notes are an integral part of these financial statements. | Annual Report 119

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Class A:
Net assets, at value	$44,520,585	$10,596,757	$2,731,645
Shares outstanding.	3,755,025	938,426	288,424
Net asset value per share[a]	$11.86	$11.29	$9.47
Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.58	$11.98	$10.05
Class C:
Net assets, at value	$12,526,749	$2,675,003	$571,741
Shares outstanding.	1,082,376	238,061	60,888
Net asset value and maximum offering price per share[a]	$11.57	$11.24	$9.39
Class R:
Net assets, at value	$4,682,139	$1,218,890	$356,856
Shares outstanding.	396,539	107,931	37,786
Net asset value and maximum offering price per share	$11.81	$11.29	$9.44
Class R6:
Net assets, at value	$10,912,112	$9,173,694	$1,617,539
Shares outstanding.	914,274	808,678	170,704
Net asset value and maximum offering price per share	$11.94	$11.34	$9.48
Advisor Class:
Net assets, at value	$478,966	$395,494	$12,851
Shares outstanding.	40,120	34,858	1,356
Net asset value and maximum offering price per share	$11.94	$11.35	$9.48

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

120 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Operations
for the year ended December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$1,473,025	$401,699	$1,353,437
Unaffiliated Exchange traded funds	464,816	136,011	507,338
Interest	64,749	—	—
Total investment income	2,002,590	537,710	1,860,775
Expenses:
Management and asset allocation fees (Note 3a)	178,712	86,717	313,585
Distribution fees: (Note 3c)
Class A	104,171	47,179	183,812
Class C.	187,148	51,269	278,214
Class R.	23,204	17,336	33,173
Transfer agent fees: (Note 3e)
Class A	64,636	29,539	103,319
Class C.	29,278	8,023	39,231
Class R.	7,199	5,425	9,323
Class R6	2,746	183	346
Advisor Class	1,403	493	1,710
Custodian fees (Note 4)	393	168	373
Reports to shareholders	20,527	10,336	34,456
Registration and filing fees	75,438	65,756	72,444
Professional fees	70,266	26,381	27,283
Trustees’ fees and expenses	561	—	966
Other	8,245	6,803	7,836
Total expenses	773,927	355,608	1,106,071
Expenses waived/paid by affiliates (Note 3f and 3g)	(426,319)	(226,506)	(556,289)
Net expenses	347,608	129,102	549,782
Net investment income	1,654,982	408,608	1,310,993
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	(2,281)	—	—
Non-controlled affiliates (Note 3f)	(1,176,089)	(1,714,664)	(3,724,138)
Unaffiliated Exchange traded funds.	(159,396)	(293,707)	(1,387,537)
Realized gain distributions:
Non-controlled affiliates (Note 3f)	28,153	289,506	1,337,912
Net realized gain (loss)	(1,309,613)	(1,718,865)	(3,773,763)
Net change in unrealized appreciation (depreciation) on investments	3,026,905	2,259,234	6,097,411
Net realized and unrealized gain (loss)	1,717,292	540,369	2,323,648
Net increase (decrease) in net assets resulting from operations	$3,372,274	$948,977	$3,634,641

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The accompanying notes are an integral part of these financial statements. | Annual Report 121

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the year ended December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$382,497	$1,068,347	$305,823
Unaffiliated Exchange traded funds	131,060	395,452	100,472
Total investment income	513,557	1,463,799	406,295
Expenses:
Asset allocation fees (Note 3a)	87,208	252,620	66,920
Distribution fees: (Note 3c)
Class A	38,179	138,138	25,182
Class C	46,900	187,099	22,972
Class R	6,423	25,026	7,370
Transfer agent fees: (Note 3e)
Class A	31,246	101,363	29,508
Class C	9,597	34,323	6,730
Class R	2,639	9,182	4,386
Class R6	233	292	240
Advisor Class	619	2,843	332
Custodian fees (Note 4)	109	395	96
Reports to shareholders.	11,367	30,721	9,568
Registration and filing fees	66,097	72,355	65,853
Professional fees	26,442	27,009	26,484
Trustees’ fees and expenses	—	772	—
Other	6,781	7,531	3,928
Total expenses	333,840	889,669	269,569
Expenses waived/paid by affiliates (Note 3f and 3g)	(231,611)	(499,240)	(207,125)
Net expenses	102,229	390,429	62,444
Net investment income	411,328	1,073,370	343,851
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3f)	(1,800,666)	(2,840,175)	(1,193,626)
Unaffiliated Exchange traded funds	(310,895)	(1,228,102)	(255,486)
Realized gain distributions:
Non-controlled affiliates (Note 3f)	457,505	1,389,579	432,432
Net realized gain (loss)	(1,654,056)	(2,678,698)	(1,016,680)
Net change in unrealized appreciation (depreciation) on investments.	2,378,481	4,700,786	1,592,824
Net realized and unrealized gain (loss)	724,425	2,022,088	576,144
Net increase (decrease) in net assets resulting from operations	$1,135,753	$3,095,458	$919,995

122 Annual Report | The accompanying notes are an integral part of these financial statements.

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	FRANKLIN FUND ALLOCATOR SERIES
		FINANCIAL STATEMENTS

Statements of Operations (continued)
for the year ended December 31, 2016

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$735,988	$236,865	$46,682
Unaffiliated Exchange traded funds	267,655	81,268	11,654
Interest	—	13	—
Total investment income	1,003,643	318,146	58,336
Expenses:
Asset allocation fees (Note 3a)	173,082	53,902	8,322
Distribution fees: (Note 3c)
Class A	102,938	20,967	5,791
Class C	123,731	23,041	3,127
Class R	21,149	4,888	1,037
Transfer agent fees: (Note 3e)
Class A	115,256	39,708	13,006
Class C	34,634	10,909	1,918
Class R	11,838	4,677	1,278
Class R6	265	231	213
Advisor Class	1,621	1,845	71
Custodian fees (Note 4)	372	307	31
Reports to shareholders.	27,414	12,077	5,377
Registration and filing fees	69,897	66,100	66,358
Professional fees	27,070	26,422	23,940
Trustees’ fees and expenses	523	—	—
Amortization of offering costs (Note 1e)	—	—	35,217
Other	7,260	3,916	1,133
Total expenses	717,050	268,990	166,819
Expenses waived/paid by affiliates (Note 3f and 3g)	(440,137)	(214,126)	(155,617)
Net expenses	276,913	54,864	11,202
Net investment income	726,730	263,282	47,134
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Non-controlled affiliates (Note 3f)	(1,841,574)	(882,405)	(107,052)
Unaffiliated Exchange traded funds	(767,250)	(157,604)	(18,551)
Realized gain distributions:
Non-controlled affiliates (Note 3f)	994,820	327,694	71,086
Net realized gain (loss)	(1,614,004)	(712,315)	(54,517)
Net change in unrealized appreciation (depreciation) on investments.	3,133,971	1,368,939	129,837
Net realized and unrealized gain (loss)	1,519,967	656,624	75,320
Net increase (decrease) in net assets resulting from operations	$2,246,697	$919,906	$122,454

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The accompanying notes are an integral part of these financial statements. | Annual Report 123

FRANKLIN FUND ALLOCATOR SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LifeSmart Retirement		Franklin LifeSmart 2020
	Income Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$1,654,982	$1,691,362	$408,608	$531,484
Net realized gain (loss)	(1,309,613)	939,007	(1,718,865)	(215,540)
Net change in unrealized appreciation (depreciation)	3,026,905	(4,926,874)	2,259,234	(1,337,865)
Net increase (decrease) in net assets resulting from
operations.	3,372,274	(2,296,505)	948,977	(1,021,921)
Distributions to shareholders from:
Net investment income:
Class A	(1,067,178)	(1,088,067)	(295,979)	(308,653)
Class C	(373,226)	(354,116)	(42,176)	(56,340)
Class R	(115,568)	(84,165)	(41,080)	(35,792)
Class R6	(143,332)	(165,835)	(128,117)	(142,677)
Advisor Class.	(28,206)	(51,057)	(5,734)	(5,439)
Net realized gains:
Class A	(207,339)	(1,353,620)	(147,075)	(126,473)
Class C	(93,502)	(628,392)	(38,213)	(40,392)
Class R	(23,580)	(115,856)	(23,056)	(5,233)
Class R6	(22,885)	(182,595)	(50,620)	(66,359)
Advisor Class.	(2,809)	(53,460)	(2,386)	(2,113)
Tax return of capital:
Class A	(154,983)	—	—	—
Class C	(55,963)	—	—	—
Class R	(17,001)	—	—	—
Class R6	(20,450)	—	—	—
Advisor Class.	(4,180)	—	—	—
Total distributions to shareholders	(2,330,202)	(4,077,163)	(774,436)	(789,471)
Capital share transactions: (Note 2)
Class A	(5,766,509)	385,147	(678,470)	13,683,152
Class C	(3,530,632)	1,382,661	(126,761)	2,900,298
Class R	701,188	1,629,413	(59,597)	3,204,773
Class R6	(2,957,601)	601,890	(117,450)	(295,625)
Advisor Class.	821,012	(1,147,815)	24,559	206,408
Total capital share transactions	(10,732,542)	2,851,296	(957,719)	19,699,006
Net increase (decrease) in net assets	(9,690,470)	(3,522,372)	(783,178)	17,887,614
Net assets:
Beginning of year	77,519,070	81,041,442	35,345,620	17,458,006
End of year	$67,828,600	$77,519,070	$34,562,442	$35,345,620
Undistributed net investment income included in net assets:
End of year	$—	$72,590	$—	$24,099

124 Annual Report | The accompanying notes are an integral part of these financial statements.

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		FRANKLIN FUND ALLOCATOR SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income.	$1,310,993	$1,741,244	$411,328	$422,990
Net realized gain (loss)	(3,773,763)	4,197,160	(1,654,056)	240,124
Net change in unrealized appreciation (depreciation)	6,097,411	(8,838,517)	2,378,481	(1,488,443)
Net increase (decrease) in net assets resulting from
operations	3,634,641	(2,900,113)	1,135,753	(825,329)
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds:
Class A	(878,508)	(1,146,660)	(126,582)	(190,865)
Class C	(110,040)	(262,640)	(4,373)	(37,061)
Class R	(65,898)	(84,102)	(7,457)	(10,882)
Class R6	(221,187)	(304,913)	(147,921)	(213,369)
Advisor Class	(18,598)	(43,678)	(3,285)	(4,843)
Net realized gains:
Class A	(950,733)	(2,902,737)	(142,848)	(128,435)
Class C	(371,035)	(1,205,749)	(44,370)	(38,391)
Class R	(89,222)	(238,635)	(13,218)	(10,438)
Class R6	(198,247)	(643,001)	(116,284)	(164,477)
Advisor Class	(15,098)	(93,048)	(2,570)	(1,397)
Total distributions to shareholders.	(2,918,566)	(6,925,163)	(608,908)	(800,158)
Capital share transactions: (Note 2)
Class A	1,701,071	10,373,548	2,929,403	9,308,260
Class C	(3,132,785)	3,020,435	912,677	2,381,848
Class R	1,274,985	1,179,900	492,452	890,825
Class R6	(3,302,638)	4,346,437	1,247,649	1,563,335
Advisor Class	183,035	(1,412,243)	20,840	212,537
Total capital share transactions	(3,276,332)	17,508,077	5,603,021	14,356,805
Net increase (decrease) in net assets	(2,560,257)	7,682,801	6,129,866	12,731,318
Net assets:
Beginning of year	126,434,523	118,751,722	31,969,664	19,238,346
End of year	$123,874,266	$126,434,523	$38,099,530	$31,969,664
Undistributed net investment income included in net assets:
End of year	$512,171	$151,955	$270,932	$19,060

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income.	$1,073,370	$1,219,168	$343,851	$297,189
Net realized gain (loss)	(2,678,698)	3,777,155	(1,016,680)	157,822
Net change in unrealized appreciation (depreciation)	4,700,786	(7,340,573)	1,592,824	(1,035,503)
Net increase (decrease) in net assets resulting from
operations	3,095,458	(2,344,250)	919,995	(580,492)
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds:
Class A	(456,196)	(798,331)	(96,332)	(108,840)
Class C	(16,809)	(154,515)	(14,559)	(17,560)
Class R	(38,744)	(58,053)	(14,619)	(12,373)
Class R6	(239,563)	(362,034)	(113,150)	(188,924)
Advisor Class	(15,115)	(30,069)	(933)	(1,878)
Net realized gains:
Class A	(866,788)	(2,031,863)	(81,000)	(82,422)
Class C	(294,076)	(785,148)	(19,378)	(16,073)
Class R	(76,428)	(184,958)	(9,693)	(8,186)
Class R6	(286,348)	(713,641)	(105,785)	(146,303)
Advisor Class	(25,258)	(99,950)	(865)	(328)
Total distributions to shareholders.	(2,315,325)	(5,218,562)	(456,314)	(582,887)
Capital share transactions: (Note 2)
Class A	2,414,240	7,462,279	4,880,830	5,731,645
Class C	(1,236,171)	1,490,589	664,099	1,337,877
Class R	1,387,939	438,177	1,132,018	1,013,215
Class R6	1,659,173	5,456,474	1,603,590	2,459,595
Advisor Class	(282,775)	(226,869)	18,185	102,036
Total capital share transactions	3,942,406	14,620,650	8,298,722	10,644,368
Net increase (decrease) in net assets	4,722,539	7,057,838	8,762,403	9,480,989
Net assets:
Beginning of year	100,307,441	93,249,603	23,333,147	13,852,158
End of year	$105,029,980	$100,307,441	$32,095,550	$23,333,147
Undistributed net investment income included in net assets:
End of year	$748,992	$35,154	$240,354	$7,408

126 Annual Report | The accompanying notes are an integral part of these financial statements.

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			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income	$726,730	$765,045	$263,282	$224,184
Net realized gain (loss)	(1,614,004)	2,674,606	(712,315)	13,141
Net change in unrealized appreciation (depreciation)	3,133,971	(5,121,273)	1,368,939	(685,003)
Net increase (decrease) in net assets resulting from operations .	2,246,697	(1,681,622)	919,906	(447,678)
Distributions to shareholders from:
Net investment income and short term gains received from
Underlying Funds and exchange traded funds:
Class A	(360,611)	(544,273)	(79,243)	(95,084)
Class C	(11,455)	(96,180)	(2,729)	(11,718)
Class R	(27,720)	(53,546)	(6,596)	(8,954)
Class R6	(117,669)	(187,956)	(90,757)	(129,036)
Advisor Class	(4,985)	(9,105)	(3,716)	(6,199)
Net realized gains:
Class A	(593,026)	(1,584,955)	(72,692)	(55,180)
Class C	(180,569)	(547,282)	(20,602)	(23,832)
Class R	(60,988)	(171,688)	(8,463)	(8,578)
Class R6	(145,665)	(432,871)	(94,425)	(97,907)
Advisor Class	(8,268)	(42,264)	(3,495)	(5,059)
Total distributions to shareholders	(1,510,956)	(3,670,120)	(382,718)	(441,547)
Capital share transactions: (Note 2)
Class A	5,592,714	7,216,077	3,681,070	4,788,596
Class C	(406,063)	2,112,034	700,198	1,084,549
Class R	355,637	1,195,580	447,082	764,197
Class R6	(218,042)	2,844,341	863,376	2,034,275
Advisor Class	(67,298)	(969,173)	(6,134)	84,988
Total capital share transactions	5,256,948	12,398,859	5,685,592	8,756,605
Net increase (decrease) in net assets	5,992,689	7,047,117	6,222,780	7,867,380
Net assets:
Beginning of year.	67,127,862	60,080,745	17,837,058	9,969,678
End of year	$73,120,551	$67,127,862	$24,059,838	$17,837,058
Undistributed net investment income included in net assets:
End of year	$515,400	$21,338	$181,312	$5,526

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LifeSmart 2055
	Retirement Target Fund
	Year Ended December 31,
	2016	2015 [a]
Increase (decrease) in net assets:
Operations:
Net investment income	$47,134	$24,142
Net realized gain (loss)	(54,517)	(36,390)
Net change in unrealized appreciation (depreciation)	129,837	(68,445)
Net increase (decrease) in net assets resulting from operations	122,454	(80,693)
Distributions to shareholders from:
Net investment income and short term gains received from Underlying Funds and exchange traded funds:
Class A	(27,206)	(22,241)
Class C	(3,443)	(1,725)
Class R	(3,039)	(430)
Class R6	(18,759)	(1,096)
Advisor Class	(158)	(188)
Net realized gains:
Class A	(13,471)	—
Class C	(1,934)	—
Class R	(1,284)	—
Class R6	(878)	—
Advisor Class	(74)	—
Total distributions to shareholders	(70,246)	(25,680)
Capital share transactions: (Note 2)
Class A	878,999	1,916,233
Class C	396,100	175,801
Class R	308,455	41,177
Class R6	1,520,706	94,760
Advisor Class	1,808	10,758
Total capital share transactions	3,106,068	2,238,729
Net increase (decrease) in net assets	3,158,276	2,132,356
Net assets:
Beginning of year	2,132,356	—
End of year.	$5,290,632	$2,132,356
Undistributed net investment income included in net assets:
End of year.	$18,072	$2,615

aFor the period May 1, 2015 (commencement of operations) to December 31, 2015.

128 Annual Report | The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Effective May 1, 2016, Franklin LifeSmart 2015 Retirement Target Fund was renamed Franklin LifeSmart Retirement Income Fund and implemented changes to the investment goals and strategies.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Index-Linked Notes

The Fund purchases index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities issued by a financial institution whose value is based on the price movements of the underlying index. Index-linked notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the credit risk of the issuing financial institution.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Franklin LifeSmart Retirement Income Fund employs a managed distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of the performance of the fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions may include income and capital gains generated by the Underlying Funds, as well as a possible return on capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

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NOTES TO FINANCIAL STATEMENTS

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

2. Shares of Beneficial Interest

Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

At December 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LifeSmart Retirement		Franklin LifeSmart 2020
	Income Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2016
Shares sold	695,856	$7,455,570	617,122	$6,540,723
Shares issued in reinvestment of distributions	131,058	1,418,310	42,020	441,853
Shares redeemed	(1,363,440)	(14,640,389)	(727,268)	(7,661,046)
Net increase (decrease)	(536,526)	$(5,766,509)	(68,126)	$(678,470)
Year ended December 31, 2015
Shares sold	973,153	$11,205,849	1,392,607	$15,612,200
Shares issued in reinvestment of distributions	214,383	2,395,400	39,788	434,025
Shares redeemed	(1,151,060)	(13,216,102)	(213,489)	(2,363,073)
Net increase (decrease)	36,476	$385,147	1,218,906	$13,683,152
Class C Shares:
Year ended December 31, 2016
Shares sold	302,723	$3,199,411	221,499	$2,302,903
Shares issued in reinvestment of distributions	45,783	489,755	7,681	80,216
Shares redeemed	(683,166)	(7,219,798)	(240,026)	(2,509,880)
Net increase (decrease)	(334,660)	$(3,530,632)	(10,846)	$(126,761)
Year ended December 31, 2015
Shares sold	592,001	$6,765,028	298,398	$3,335,955
Shares issued in reinvestment of distributions	80,147	885,056	8,855	96,732
Shares redeemed	(549,866)	(6,267,423)	(48,748)	(532,389)
Net increase (decrease)	122,282	$1,382,661	258,505	$2,900,298

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart Retirement		Franklin LifeSmart 2020
	Income Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2016
Shares sold	200,171	$2,125,002	193,372	$2,029,744
Shares issued in reinvestment of distributions	11,598	125,084	6,110	64,137
Shares redeemed	(145,721)	(1,548,898)	(205,538)	(2,153,478)
Net increase (decrease)	66,048	$701,188	(6,056)	$(59,597)
Year ended December 31, 2015
Shares sold	195,376	$2,265,532	463,394	$5,051,664
Shares issued in reinvestment of distributions	14,948	165,845	3,795	40,748
Shares redeemed	(68,746)	(801,964)	(173,248)	(1,887,639)
Net increase (decrease)	141,578	$1,629,413	293,941	$3,204,773
Class R6 Shares:
Year ended December 31, 2016
Shares sold	134,808	$1,473,919	196,499	$2,090,521
Shares issued in reinvestment of distributions	8,589	93,485	433	4,655
Shares redeemed	(417,505)	(4,525,005)	(208,572)	(2,212,626)
Net increase (decrease)	(274,108)	$(2,957,601)	(11,640)	$(117,450)
Year ended December 31, 2015
Shares sold	235,799	$2,670,433	178,632	$1,986,882
Shares issued in reinvestment of distributions	9,057	100,098	45	498
Shares redeemed	(186,483)	(2,168,641)	(203,836)	(2,283,005)
Net increase (decrease)	58,373	$601,890	(25,159)	$(295,625)
Advisor Class Shares:
Year ended December 31, 2016
Shares sold	164,439	$1,779,545	7,866	$82,109
Shares issued in reinvestment of distributions	2,865	31,253	770	8,120
Shares redeemed	(94,632)	(989,786)	(6,224)	(65,670)
Net increase (decrease)	72,672	$821,012	2,412	$24,559
Year ended December 31, 2015
Shares sold	88,654	$1,049,107	17,899	$200,490
Shares issued in reinvestment of distributions	8,792	100,183	660	7,230
Shares redeemed	(203,369)	(2,297,105)	(120)	(1,312)
Net increase (decrease)	(105,923)	$(1,147,815)	18,439	$206,408

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		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2016
Shares sold	1,527,835	$17,243,185	775,851	$8,429,666
Shares issued in reinvestment of distributions	159,079	1,789,340	24,988	269,391
Shares redeemed	(1,528,993)	(17,331,454)	(530,055)	(5,769,654)
Net increase (decrease)	157,921	$1,701,071	270,784	$2,929,403
Year ended December 31, 2015
Shares sold	1,528,081	$18,880,592	932,809	$10,837,370
Shares issued in reinvestment of distributions	335,147	3,961,975	28,188	319,300
Shares redeemed	(1,006,678)	(12,469,019)	(161,801)	(1,848,410)
Net increase (decrease)	856,550	$10,373,548	799,196	$9,308,260
Class C Shares:
Year ended December 31, 2016
Shares sold	478,332	$5,300,604	182,868	$1,944,397
Shares issued in reinvestment of distributions	40,222	438,767	4,667	48,734
Shares redeemed	(796,509)	(8,872,156)	(100,159)	(1,080,454)
Net increase (decrease)	(277,955)	$(3,132,785)	87,376	$912,677
Year ended December 31, 2015
Shares sold	602,003	$7,312,275	233,042	$2,659,877
Shares issued in reinvestment of distributions	111,479	1,303,507	6,671	75,452
Shares redeemed	(459,633)	(5,595,347)	(31,328)	(353,481)
Net increase (decrease)	253,849	$3,020,435	208,385	$2,381,848
Class R Shares:
Year ended December 31, 2016
Shares sold	279,412	$3,125,853	111,812	$1,210,333
Shares issued in reinvestment of distributions	10,939	122,196	1,933	20,674
Shares redeemed	(174,531)	(1,973,064)	(66,882)	(738,555)
Net increase (decrease)	115,820	$1,274,985	46,863	$492,452
Year ended December 31, 2015
Shares sold	220,123	$2,709,282	91,080	$1,064,956
Shares issued in reinvestment of distributions	22,236	261,497	1,874	21,320
Shares redeemed	(145,782)	(1,790,879)	(17,524)	(195,451)
Net increase (decrease)	96,577	$1,179,900	75,430	$890,825
Class R6 Shares:
Year ended December 31, 2016
Shares sold	325,212	$3,663,572	302,640	$3,302,312
Shares issued in reinvestment of distributions	11,223	126,825	108	1,199
Shares redeemed	(620,112)	(7,093,035)	(189,407)	(2,055,862)
Net increase (decrease)	(283,677)	$(3,302,638)	113,341	$1,247,649
Year ended December 31, 2015
Shares sold	513,098	$6,235,994	283,129	$3,266,625
Shares issued in reinvestment of distributions	28,125	330,182	16	177
Shares redeemed	(178,920)	(2,219,739)	(145,942)	(1,703,467)
Net increase (decrease)	362,303	$4,346,437	137,203	$1,563,335

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2025		Franklin LifeSmart 2030
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2016
Shares sold	42,218	$483,916	10,128	$106,086
Shares issued in reinvestment of distributions	2,413	27,297	539	5,855
Shares redeemed	(28,829)	(328,178)	(8,430)	(91,101)
Net increase (decrease)	15,802	$183,035	2,237	$20,840
Year ended December 31, 2015
Shares sold	209,451	$2,626,182	18,319	$206,738
Shares issued in reinvestment of distributions	10,201	123,266	557	6,239
Shares redeemed	(342,773)	(4,161,691)	(40)	(440)
Net increase (decrease)	(123,121)	$(1,412,243)	18,836	$212,537

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2016
Shares sold	1,227,250	$14,276,281	685,758	$7,556,809
Shares issued in reinvestment of distributions	112,551	1,289,236	16,243	177,333
Shares redeemed	(1,122,898)	(13,151,277)	(261,414)	(2,853,312)
Net increase (decrease)	216,903	$2,414,240	440,587	$4,880,830
Year ended December 31, 2015
Shares sold	1,076,865	$13,700,625	562,549	$6,582,647
Shares issued in reinvestment of distributions	225,650	2,759,202	16,652	191,262
Shares redeemed	(709,732)	(8,997,548)	(89,668)	(1,042,264)
Net increase (decrease)	592,783	$7,462,279	489,533	$5,731,645
Class C Shares:
Year ended December 31, 2016
Shares sold	351,442	$3,984,942	107,552	$1,157,854
Shares issued in reinvestment of distributions	25,834	284,112	3,167	33,937
Shares redeemed	(489,008)	(5,505,225)	(48,818)	(527,692)
Net increase (decrease)	(111,732)	$(1,236,171)	61,901	$664,099
Year ended December 31, 2015
Shares sold	443,414	$5,544,032	124,228	$1,426,858
Shares issued in reinvestment of distributions	68,829	828,272	2,943	33,633
Shares redeemed	(389,881)	(4,881,715)	(10,742)	(122,614)
Net increase (decrease)	122,362	$1,490,589	116,429	$1,337,877

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		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class R Shares:
Year ended December 31, 2016
Shares sold	256,085	$2,976,063	171,432	$1,876,713
Shares issued in reinvestment of distributions	8,810	100,647	2,225	24,311
Shares redeemed	(149,803)	(1,688,771)	(69,062)	(769,006)
Net increase (decrease)	115,092	$1,387,939	104,595	$1,132,018
Year ended December 31, 2015
Shares sold	235,763	$2,977,376	90,481	$1,040,148
Shares issued in reinvestment of distributions	16,450	201,269	1,771	20,266
Shares redeemed	(215,445)	(2,740,468)	(4,154)	(47,199)
Net increase (decrease)	36,768	$438,177	88,098	$1,013,215
Class R6 Shares:
Year ended December 31, 2016
Shares sold	578,628	$6,817,030	298,115	$3,268,049
Shares issued in reinvestment of distributions	5,645	65,547	280	3,113
Shares redeemed	(443,829)	(5,223,404)	(151,648)	(1,667,572)
Net increase (decrease)	140,444	$1,659,173	146,747	$1,603,590
Year ended December 31, 2015
Shares sold	602,113	$7,663,347	300,914	$3,530,413
Shares issued in reinvestment of distributions	16,122	195,564	156	1,771
Shares redeemed	(186,031)	(2,402,437)	(91,277)	(1,072,589)
Net increase (decrease)	432,204	$5,456,474	209,793	$2,459,595
Advisor Class Shares:
Year ended December 31, 2016
Shares sold	33,208	$388,986	4,243	$47,068
Shares issued in reinvestment of distributions	3,477	40,189	164	1,798
Shares redeemed	(60,441)	(711,950)	(2,830)	(30,681)
Net increase (decrease)	(23,756)	$(282,775)	1,577	$18,185
Year ended December 31, 2015
Shares sold	134,090	$1,764,715	8,985	$102,847
Shares issued in reinvestment of distributions	10,290	128,983	167	1,875
Shares redeemed	(170,297)	(2,120,567)	(225)	(2,686)
Net increase (decrease)	(25,917)	$(226,869)	8,927	$102,036

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended December 31, 2016
Shares sold.	1,047,274	$12,170,415	551,064	$6,086,355
Shares issued in reinvestment of distributions	80,144	917,854	13,818	151,925
Shares redeemed	(643,017)	(7,495,555)	(234,873)	(2,557,210)
Net increase (decrease)	484,401	$5,592,714	330,009	$3,681,070
Year ended December 31, 2015
Shares sold.	883,349	$11,288,810	554,153	$6,452,878
Shares issued in reinvestment of distributions	167,732	2,049,189	13,085	150,263
Shares redeemed	(478,747)	(6,121,922)	(158,400)	(1,814,545)
Net increase (decrease)	572,334	$7,216,077	408,838	$4,788,596
Class C Shares:
Year ended December 31, 2016
Shares sold.	318,196	$3,589,892	116,007	$1,268,037
Shares issued in reinvestment of distributions	15,898	173,952	2,187	23,313
Shares redeemed	(370,873)	(4,169,907)	(53,715)	(591,152)
Net increase (decrease)	(36,779)	$(406,063)	64,479	$700,198
Year ended December 31, 2015
Shares sold.	325,360	$4,061,846	194,129	$2,242,175
Shares issued in reinvestment of distributions	45,707	547,376	3,048	35,550
Shares redeemed	(200,707)	(2,497,188)	(105,118)	(1,193,176)
Net increase (decrease)	170,360	$2,112,034	92,059	$1,084,549
Class R Shares:
Year ended December 31, 2016
Shares sold.	152,373	$1,746,860	55,187	$609,289
Shares issued in reinvestment of distributions	6,979	79,240	1,378	15,064
Shares redeemed	(132,301)	(1,470,463)	(15,822)	(177,271)
Net increase (decrease)	27,051	$355,637	40,743	$447,082
Year ended December 31, 2015
Shares sold.	176,848	$2,243,687	67,880	$803,789
Shares issued in reinvestment of distributions	15,550	189,048	1,488	17,241
Shares redeemed	(97,349)	(1,237,155)	(5,020)	(56,833)
Net increase (decrease)	95,049	$1,195,580	64,348	$764,197
Class R6 Shares:
Year ended December 31, 2016
Shares sold.	264,518	$3,069,422	502,692	$5,535,624
Shares issued in reinvestment of distributions	3,207	37,169	200	2,226
Shares redeemed	(281,389)	(3,324,633)	(412,376)	(4,674,474)
Net increase (decrease)	(13,664)	$(218,042)	90,516	$863,376
Year ended December 31, 2015
Shares sold.	344,636	$4,380,137	291,568	$3,426,061
Shares issued in reinvestment of distributions	12,066	146,695	62	716
Shares redeemed	(132,611)	(1,682,491)	(118,419)	(1,392,502)
Net increase (decrease)	224,091	$2,844,341	173,211	$2,034,275

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		NOTES TO FINANCIAL STATEMENTS

	Franklin LifeSmart 2045		Franklin LifeSmart 2050
	Retirement Target Fund		Retirement Target Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Year ended December 31, 2016
Shares sold.	21,630	$248,772	4,060	$45,309
Shares issued in reinvestment of distributions	1,148	13,243	653	7,211
Shares redeemed	(27,642)	(329,313)	(5,181)	(58,654)
Net increase (decrease)	(4,864)	$(67,298)	(468)	$(6,134)
Year ended December 31, 2015
Shares sold.	43,019	$559,430	7,432	$87,275
Shares issued in reinvestment of distributions	4,069	51,369	971	11,258
Shares redeemed	(125,572)	(1,579,972)	(1,173)	(13,545)
Net increase (decrease)	(78,484)	$(969,173)	7,230	$84,988

	Franklin LifeSmart 2055
	Retirement Target Fund
	Shares	Amount
Class A Shares:
Year ended December 31, 2016
Shares sold.	167,691	$1,569,365
Shares issued in reinvestment of distributions	2,970	27,647
Shares redeemed	(76,729)	(718,013)
Net increase (decrease)	93,932	$878,999
Year ended December 31, 2015[a]
Shares sold.	239,222	$2,334,995
Shares issued in reinvestment of distributions	1,127	10,572
Shares redeemed	(45,857)	(429,334)
Net increase (decrease)	194,492	$1,916,233
Class C Shares:
Year ended December 31, 2016
Shares sold.	56,005	$514,754
Shares issued in reinvestment of distributions	585	5,377
Shares redeemed	(14,194)	(124,031)
Net increase (decrease)	42,396	$396,100
Year ended December 31, 2015[a]
Shares sold.	18,474	$175,668
Shares issued in reinvestment of distributions	174	1,624
Shares redeemed	(156)	(1,491)
Net increase (decrease)	18,492	$175,801

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2. Shares of Beneficial Interest (continued)

	Franklin LifeSmart 2055
	Retirement Target Fund
	Shares	Amount
Class R Shares:
Year ended December 31, 2016
Shares sold.	35,820	$330,982
Shares issued in reinvestment of distributions	457	4,253
Shares redeemed	(2,833)	(26,780)
Net increase (decrease)	33,444	$308,455
Year ended December 31, 2015[a]
Shares sold.	4,310	$40,876
Shares issued in reinvestment of distributions	34	321
Shares redeemed	(2)	(20)
Net increase (decrease)	4,342	$41,177
Class R6 Shares:
Year ended December 31, 2016
Shares sold.	185,229	$1,752,259
Shares issued in reinvestment of distributions	340	3,178
Shares redeemed	(24,754)	(234,731)
Net increase (decrease)	160,815	$1,520,706
Year ended December 31, 2015[a]
Shares sold.	10,115	$96,879
Shares issued in reinvestment of distributions	103	969
Shares redeemed	(329)	(3,088)
Net increase (decrease)	9,889	$94,760
Advisor Class Shares:
Year ended December 31, 2016
Shares sold.	236	$2,172
Shares issued in reinvestment of distributions	6	55
Shares redeemed	(45)	(419)
Net increase (decrease)	197	$1,808
Year ended December 31, 2015[a]
Shares sold.	4,734	$44,866
Shares issued in reinvestment of distributions	7	64
Shares redeemed	(3,582)	(34,172)
Net increase (decrease)	1,159	$10,758

[a]For the period May 1, 2015 (commencement of operations) to December 31, 2015.

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3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors/trustees of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management and Asset Allocation Fees

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Effective May 1, 2016, Franklin LifeSmart Retirement Income Fund pays an investment management fee to Advisers of 0.25% per year of the average daily net assets of the fund. Prior to May 1, 2016, the fund paid an asset allocation fee.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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3.	Transactions with Affiliates (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$14,315	$11,964	$50,335
CDSC retained	$1,770	$600	$2,665

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$19,494	$49,095	$20,150
CDSC retained	$726	$3,267	$1,304

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$42,248	$18,976	$7,388
CDSC retained	$5,154	$1,315	$185

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended December 31, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Transfer agent fees	$46,385	$21,319	$90,516

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$26,821	$92,115	$26,408

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	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Transfer agent fees	$105,984	$40,337	$12,416

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management and asset allocation fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to January 1, 2014, the waiver was accounted for as a reduction to asset allocation fees.

Investments in FT Underlying Funds for the year ended December 31, 2016, were as follows:

									% of
									FT Underlying
	Number of			Number of					Fund Shares
	Shares Held			Shares		Value			Outstanding
	at Beginning	Gross	Gross Held at End			at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year		of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart Retirement Income Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	51,579	–	(51,579)	–	$	–[a]	$–	$506,433	–
Franklin Emerging Market Debt Opportunities
Fund	261,704	–	(261,704)	–		–[a]	–	(409,453)	–
Franklin Floating Rate Daily Access Fund,
ClassR6	–	2,091,639	(206,975)	1,884,664		16,754,661	400,675	8,412	0.5%
Franklin Focused Core Equity Fund, Class R6	197,870	2,197	(200,067)	–		–[a]	–	(309,363)	–
Franklin Growth Fund, Class R6	37,001	4,325	(41,326)	–		–[a]	–	847,465	–
Franklin Growth Opportunities Fund, Class R6	42,630	71,693	(114,323)	–		–[a]	–	566,955	–
Franklin Income Fund, Class R6	–	6,998,222	(1,831,348)	5,166,874		11,832,142	371,785	105,869	–[b]
Franklin India Growth Fund, Class R6	72,983	8,407	(81,390)	–		–[a]	–	(57,878)	–
Franklin International Growth Fund, Class R6	61,574	–	(61,574)	–		–[a]	–	(90,843)	–
Franklin International Small Cap Growth Fund,
ClassR6	120,440	49,823	(170,263)	–		–[a]	–	411,961	–
Franklin K2 Alternative Strategies Fund,
ClassR6	451,280	–	(451,280)	–		–[a]	–	(144,756)	–
Franklin K2 Long Short Credit Fund, Class R6	–	222,936	(222,936)	–		–[a]	–	49,046	–
Franklin Liberty Short Duration U.S. Government
ETF[c]	11,574	–	(11,574)	–		–[a]	929	(12,798)	–
Franklin Low Duration Total Return Fund,
ClassR6	1,452,606	249,496	(1,702,102)	–		–[a]	74,672	(380,251)	–
Franklin Mutual European Fund, Class R6	–	119,651	(119,651)	–		–[a]	2,199	(9,957)[d]	–
Franklin Mutual International Fund, Class R6	123,582	8,088	(131,670)	–		–[a]	–	(290,865)	–
Franklin Pelagos Commodities Strategy Fund,
ClassR6	258,301	119,650	(377,951)	–		–[a]	–	(187,329)	–
Franklin Real Estate Securities Fund, Class R6 .	15,107	62	(15,169)	–		–[a]	1,416	97,163	–
Franklin Rising Dividends Fund, Class R6	23,500	8,280	(31,780)	–		–[a]	4,420	404,230	–
Franklin Small Cap Growth Fund, Class R6	36,569	408	(36,977)	–		–[a]	–	76,227	–
Franklin Strategic Income Fund, Class R6	529,280	996,157	(902,993)	622,444		6,000,366	241,381	(282,591)	0.1%
Franklin U.S. Government Securities Fund,
ClassR6	–	3,544,754	(1,146,188)	2,398,566		14,919,080	338,368	(10,450)	0.2%
Franklin Utilities Fund, Class R6	29,331	238,519	(267,850)	–		–[a]	37,165	371,488	–

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3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart Retirement Income Fund (continued)
Non-Controlled Affiliates (continued)
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	1,579,144	34,917,333	(36,496,462)	15	$15	$15	$ –	–[b]
Templeton Foreign Fund, Class R6	124,079	71,231	(195,310)	–	–[a]	–	221,128	–
Templeton Frontier Markets Fund, Class R6	54,682	–	(54,682)	–	–[a]	–	(202,444)	–
Templeton Global Total Return Fund, Class R6	1,571,674	158,500	(1,490,439)	239,735	2,900,786	–	(2,425,335)	0.1%
Total					$52,407,050	$1,473,025	$(1,147,936)

Franklin LifeSmart 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	34,518	993	(35,511)	–	$ –[a]	$–	$(30,420)	–
Franklin Emerging Market Debt Opportunities
Fund	58,959	–	(58,959)	–	–[a]	–	(76,330)	–
Franklin Focused Core Equity Fund, Class R6	156,985	25,612	(111,147)	71,450	1,045,317	–	(187,842)	0.7%
Franklin Growth Fund, Class R6	30,205	35,370	(16,769)	48,806	3,739,052	33,978	94,071 [d]	–[b]
Franklin Growth Opportunities Fund, Class R6	34,167	76,705	(66,945)	43,927	1,439,918	–	(26,432)[d]	–[b]
Franklin India Growth Fund, Class R6	48,442	19,120	(17,156)	50,406	625,028	–	(21,970)	0.6%
Franklin International Growth Fund, Class R6	46,292	1,318	(47,610)	–	–[a]	–	(53,335)	–
Franklin International Small Cap Growth Fund,
ClassR6	97,668	71,131	(94,899)	73,900	1,212,698	17,277	(151,136)[d]	0.1%
Franklin K2 Alternative Strategies Fund,
ClassR6	199,403	13,953	(122,956)	90,400	974,509	8,424	(89,097)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	–	110,293	(12,720)	97,573	1,004,031	30,063	14,403 [d]	1.3%
Franklin Liberty Short Duration U.S. Government
ETF[c]	2,100	–	(2,100)	–	–[a]	169	(2,300)	–
FranklinLibertyQEmergingMarketsETF	–	50,300	(4,100)	46,200	1,229,382	4,157	(2,196)	0.5%
Franklin Low Duration Total Return Fund,
ClassR6	457,082	154,224	(129,172)	482,134	4,763,482	93,973	(31,954)	0.2%
Franklin Mutual International Fund, Class R6	91,459	22,132	(56,908)	56,683	811,703	16,114	(140,109)[d]	0.5%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	115,351	69,832	(80,407)	104,776	691,521	–	(80,135)	0.5%
Franklin Real Estate Securities Fund, Class R6 .	10,741	354	(11,095)	–	–[a]	1,048	33,971	–
Franklin Rising Dividends Fund, Class R6	19,451	42,275	(20,705)	41,021	2,156,085	39,073	64,991 [d]	–[b]
Franklin Small Cap Growth Fund, Class R6	27,744	6,455	(8,814)	25,385	505,155	–	(18,990)	–[b]
Franklin Strategic Income Fund, Class R6	173,044	55,374	(54,817)	173,601	1,673,513	49,383	(50,249)	–[b]
Franklin U.S. Government Securities Fund,
ClassR6	–	442,835	(61,686)	381,149	2,370,751	59,466	(3,187)	–[b]
Franklin Utilities Fund, Class R6	23,934	105,114	(90,791)	38,257	679,819	25,254	(16,543)[d]	–[b]
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	651,183	17,424,330	(17,885,096)	190,417	190,417	24	–	–[b]
Templeton Foreign Fund, Class R6	99,587	134,715	(88,216)	146,086	1,003,612	23,296	(71,946)	–[b]
Templeton Frontier Markets Fund, Class R6	41,691	1,188	(42,879)	–	–[a]	–	(184,171)	–
Templeton Global Total Return Fund, Class R6	496,054	112,258	(412,507)	195,805	2,369,241	–	(394,252)	–[b]
Total					$28,485,234	$401,699	$(1,425,158)

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								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	152,651	2,600	(155,251)	–	$ –[a]	$–	$1,766,728	–
Franklin Emerging Market Debt Opportunities
Fund	177,862	–	(177,862)	–	–[a]	–	(284,310)	–
Franklin Focused Core Equity Fund, Class R6	675,621	56,232	(421,267)	310,586	4,543,867	–	(648,702)	3.2%
Franklin Growth Fund, Class R6	114,159	165,922	(57,819)	222,262	17,027,529	157,730	549,312 [d]	0.1%
Franklin Growth Opportunities Fund, Class R6	138,933	310,538	(253,136)	196,335	6,435,875	–	47,268 [d]	0.2%
Franklin India Growth Fund, Class R6	231,127	57,226	(51,892)	236,461	2,932,119	–	(30,471)	2.9%
Franklin International Growth Fund, Class R6	255,533	4,311	(259,844)	–	–[a]	–	(357,709)	–
Franklin International Small Cap Growth Fund,
ClassR6	418,599	249,289	(326,453)	341,435	5,602,941	80,722	112,856 [d]	0.5%
Franklin K2 Alternative Strategies Fund,
ClassR6	705,761	23,762	(406,741)	322,782	3,479,586	30,079	(248,988)	0.3%
Franklin K2 Long Short Credit Fund, Class R6	–	411,746	(64,260)	347,486	3,575,632	107,062	62,268 [d]	4.7%
Franklin Liberty Short Duration U.S. Government
ETF[c]	7,089	–	(7,089)	–	–[a]	569	(7,842)	–
FranklinLibertyQEmergingMarketsETF	–	244,200	(14,100)	230,100	6,122,961	20,885	(5,601)	2.4%
Franklin Low Duration Total Return Fund,
ClassR6	993,226	361,420	(219,639)	1,135,007	11,213,874	219,567	(61,256)	0.4%
Franklin Mutual International Fund, Class R6	420,030	59,487	(221,927)	257,590	3,688,680	73,710	(586,956)[d]	2.2%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	414,644	220,746	(250,596)	384,794	2,539,643	–	(546,207)	1.9%
Franklin Real Estate Securities Fund, Class R6 .	49,228	1,041	(50,269)	–	–[a]	4,890	312,183	–
Franklin Rising Dividends Fund, Class R6	106,856	142,537	(58,112)	191,281	10,053,709	183,228	263,023 [d]	0.1%
Franklin Small Cap Growth Fund, Class R6	150,442	19,028	(30,407)	139,063	2,767,348	–	7,180	0.1%
Franklin Strategic Income Fund, Class R6	362,116	103,537	(75,543)	390,110	3,760,658	109,990	(75,721)	0.1%
Franklin U.S. Government Securities Fund,
ClassR6	–	1,058,988	(127,647)	931,341	5,792,941	149,498	(5,588)	0.1%
Franklin Utilities Fund, Class R6	103,559	397,428	(325,799)	175,188	3,113,092	116,672	(89,085)[d]	0.1%
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	2,105,947	45,115,484	(46,498,445)	722,986	722,986	91	–	–[b]
Templeton Foreign Fund, Class R6	385,762	554,326	(323,600)	616,488	4,235,275	98,744	(37,803)	0.1%
Templeton Frontier Markets Fund, Class R6	178,644	3,079	(181,723)	–	–[a]	–	(741,856)	–
Templeton Global Total Return Fund, Class R6	1,145,644	283,870	(967,404)	462,110	5,591,536	–	(1,778,949)	0.1%
Total					$103,200,252	$1,353,437	$(2,386,226)

Franklin LifeSmart 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	46,965	1,524	(48,489)	–	$ –[a]	$–	$(62,027)	–
Franklin Emerging Market Debt Opportunities
Fund	30,301	–	(30,301)	–	–[a]	–	(50,185)	–
Franklin Focused Core Equity Fund, Class R6	189,612	34,809	(123,766)	100,655	1,472,585	–	(229,319)	1.0%
Franklin Growth Fund, Class R6	37,412	51,124	(15,720)	72,816	5,578,414	50,290	163,084 [d]	–[b]
Franklin Growth Opportunities Fund, Class R6	42,587	88,964	(64,788)	66,763	2,188,512	–	(10,858)[d]	0.1%
Franklin India Growth Fund, Class R6	71,745	30,960	(17,099)	85,606	1,061,516	–	(7,049)	1.0%
Franklin International Growth Fund, Class R6	75,990	2,438	(78,428)	–	–[a]	–	(99,446)	–
Franklin International Small Cap Growth Fund,
ClassR6	129,080	91,690	(86,171)	134,599	2,208,763	31,256	(148,568)[d]	0.2%
Franklin K2 Alternative Strategies Fund,
ClassR6	181,672	19,553	(101,563)	99,662	1,074,355	9,223	(75,209)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	–	116,174	(7,097)	109,077	1,122,402	33,373	11,601 [d]	1.5%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty Short Duration U.S. Government
ETF[c]	1,063	–	(1,063)	–	$ –[a]	$85	$(1,171)	–
FranklinLibertyQEmergingMarketsETF	–	83,400	(5,300)	78,100	2,078,241	7,055	(4,366)	0.8%
Franklin Low Duration Total Return Fund,
ClassR6	162,759	158,989	(50,894)	270,854	2,676,032	46,439	(12,447)	0.1%
Franklin Mutual International Fund, Class R6	118,633	33,128	(63,161)	88,600	1,268,758	25,474	(166,442)[d]	0.8%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	102,100	72,283	(65,205)	109,178	720,573	–	(88,446)	0.5%
Franklin Real Estate Securities Fund, Class R6 .	15,114	554	(15,668)	–	–[a]	1,524	40,699	–
Franklin Rising Dividends Fund, Class R6	29,581	46,016	(11,808)	63,789	3,352,755	56,119	66,232 [d]	–[b]
Franklin Small Cap Growth Fund, Class R6	50,843	14,398	(10,845)	54,396	1,082,481	–	(12,410)	–[b]
Franklin Strategic Income Fund, Class R6	62,042	51,244	(17,879)	95,407	919,724	23,071	(19,956)	–[b]
Franklin U.S. Government Securities Fund,
ClassR6	–	250,926	(26,826)	224,100	1,393,904	32,819	(913)	–[b]
Franklin Utilities Fund, Class R6	30,936	119,077	(88,604)	61,409	1,091,232	36,642	(30,697)[d]	–[b]
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	636,750	19,382,296	(19,957,853)	61,193	61,193	31	–	–[b]
Templeton Foreign Fund, Class R6	122,709	158,369	(99,964)	181,114	1,244,254	29,096	(90,920)	–[b]
Templeton Frontier Markets Fund, Class R6	57,456	1,842	(59,298)	–	–[a]	–	(293,902)	–
Templeton Global Total Return Fund, Class R6	177,412	130,123	(197,814)	109,721	1,327,618	–	(220,446)	–[b]
Total					$31,923,312	$382,497	$(1,343,161)

Franklin LifeSmart 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	155,968	–	(155,968)	–	$ –[a]	$–	$1,302,104	–
Franklin Emerging Market Debt Opportunities
Fund	61,982	–	(61,982)	–	–[a]	–	(128,500)	–
Franklin Focused Core Equity Fund, Class R6	648,925	38,672	(379,669)	307,928	4,504,987	–	(708,004)	3.2%
Franklin Growth Fund, Class R6	111,676	130,364	(25,903)	216,137	16,558,233	149,826	489,168 [d]	0.1%
Franklin Growth Opportunities Fund, Class R6	132,013	254,721	(168,548)	218,186	7,152,120	–	129,335 [d]	0.2%
Franklin India Growth Fund, Class R6	217,777	48,685	(35,087)	231,375	2,869,047	–	(24,431)	2.8%
Franklin International Growth Fund, Class R6	232,448	–	(232,448)	–	–[a]	–	(345,348)	–
Franklin International Small Cap Growth Fund,
ClassR6	394,471	216,278	(189,101)	421,648	6,919,244	98,811	189,680 [d]	0.6%
Franklin K2 Alternative Strategies Fund,
ClassR6	574,628	16,782	(314,770)	276,640	2,982,181	25,780	(213,388)	0.3%
Franklin K2 Long Short Credit Fund, Class R6	–	317,064	(17,764)	299,300	3,079,798	92,216	36,139 [d]	4.1%
Franklin Liberty Short Duration U.S. Government
ETF[c]	3,435	–	(3,435)	–	–[a]	276	(3,801)	–
FranklinLibertyQEmergingMarketsETF	–	222,000	(6,500)	215,500	5,734,455	19,664	(2,093)	2.3%
Franklin Low Duration Total Return Fund,
ClassR6	325,304	338,543	(115,473)	548,374	5,417,932	98,476	(31,503)	0.2%
Franklin Mutual International Fund, Class R6	392,077	61,726	(152,352)	301,451	4,316,777	86,720	(404,714)[d]	2.6%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	328,621	165,956	(179,757)	314,820	2,077,809	–	(387,524)	1.5%
Franklin Real Estate Securities Fund, Class R6 .	48,100	205	(48,305)	–	–[a]	4,646	292,152	–
Franklin Rising Dividends Fund, Class R6	108,670	89,709	(22,180)	176,199	9,261,023	162,123	187,001 [d]	0.1%

144 Annual Report

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Small Cap Growth Fund, Class R6	136,610	13,557	(19,798)	130,369	$2,594,348	$–	$(29,040)	0.1%
Franklin Strategic Income Fund, Class R6	118,070	104,570	(38,639)	184,001	1,773,772	47,270	(35,569)	–[b]
Franklin U.S. Government Securities Fund,
ClassR6	–	548,952	(55,574)	493,378	3,068,811	74,311	(2,226)	–[b]
Franklin Utilities Fund, Class R6	106,113	291,781	(230,900)	166,994	2,967,483	107,740	(19,605)[d]	–[b]
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	1,797,437	38,932,959	(40,354,281)	376,115	376,115	80	–	–[b]
Templeton Foreign Fund, Class R6	393,283	507,975	(278,406)	622,852	4,278,997	100,408	(160,579)	0.1%
Templeton Frontier Markets Fund, Class R6	175,264	–	(175,264)	–	–[a]	–	(900,645)	–
Templeton Global Total Return Fund, Class R6	365,436	335,362	(467,476)	233,322	2,823,198	–	(679,205)	0.1%
Total					$88,756,330	$1,068,347	$(1,450,596)

Franklin LifeSmart 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	38,175	496	(38,671)	–	$ –[a]	$–	$(49,903)	–
Franklin Emerging Market Debt Opportunities
Fund	11,720	–	(11,720)	–	–[a]	–	(11,601)	–
Franklin Focused Core Equity Fund, Class R6	159,881	37,001	(97,518)	99,364	1,453,689	–	(182,052)	1.0%
Franklin Growth Fund, Class R6	29,956	42,707	(4,946)	67,717	5,187,811	45,810	156,244 [d]	–[b]
Franklin Growth Opportunities Fund, Class R6	33,112	80,994	(43,303)	70,803	2,320,926	–	733 [d]	0.1%
Franklin India Growth Fund, Class R6	55,065	27,894	(6,034)	76,925	953,871	–	(4,048)	0.9%
Franklin International Growth Fund, Class R6	56,072	–	(56,072)	–	–[a]	–	(73,565)	–
Franklin International Small Cap Growth Fund,
ClassR6	99,132	83,735	(48,768)	134,099	2,200,574	31,335	(78,816)[d]	0.2%
Franklin K2 Alternative Strategies Fund,
ClassR6	132,349	24,153	(72,233)	84,269	908,424	7,853	(54,647)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	–	94,357	(2,158)	92,199	948,730	28,407	9,152 [d]	1.3%
Franklin Liberty Short Duration U.S. Government
ETF[c]	391	–	(391)	–	–[a]	31	(428)	–
FranklinLibertyQEmergingMarketsETF	–	69,400	(2,200)	67,200	1,788,192	6,104	(1,642)	0.7%
Franklin Low Duration Total Return Fund,
ClassR6	64,464	118,835	(36,449)	146,850	1,450,881	24,054	(4,543)	0.1%
Franklin Mutual International Fund, Class R6	100,048	35,963	(40,327)	95,684	1,370,192	27,284	(107,722)[d]	0.8%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	71,199	62,193	(41,821)	91,571	604,368	–	(59,430)	0.4%
Franklin Real Estate Securities Fund, Class R6 .	10,950	285	(11,235)	–	–[a]	1,093	27,809	–
Franklin Rising Dividends Fund, Class R6	20,858	38,098	(3,967)	54,989	2,890,228	44,471	57,510 [d]	–[b]
Franklin Small Cap Growth Fund, Class R6	33,319	11,715	(3,205)	41,829	832,396	–	(4,365)	–[b]
Franklin Strategic Income Fund, Class R6	23,405	38,711	(11,628)	50,488	486,701	11,153	(4,146)	–[b]
Franklin U.S. Government Securities Fund,
ClassR6	–	156,131	(18,343)	137,788	857,040	18,984	(577)	–[b]
Franklin Utilities Fund, Class R6	25,517	88,036	(61,240)	52,313	929,595	29,444	(19,940)[d]	–[b]
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	421,022	15,161,701	(15,399,589)	183,134	183,134	25	–	–[b]
Templeton Foreign Fund, Class R6	98,787	156,205	(70,488)	184,504	1,267,542	29,775	(79,399)	–[b]
Templeton Frontier Markets Fund, Class R6	45,472	–	(45,472)	–	–[a]	–	(253,757)	–
Templeton Global Total Return Fund, Class R6	71,403	99,685	(114,100)	56,988	689,560	–	(22,061)	–[b]
Total					$27,323,854	$305,823	$(761,194)

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145

FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	107,343	–	(107,343)	–	$ –[a]	$–	$933,111	–
Franklin Emerging Market Debt Opportunities
Fund	26,493	–	(26,493)	–	–[a]	–	(58,758)	–
Franklin Focused Core Equity Fund, Class R6	452,173	25,580	(251,328)	226,425	3,312,605	–	(479,596)	2.3%
Franklin Growth Fund, Class R6	83,938	80,672	(10,942)	153,668	11,772,478	106,954	353,675 [d]	0.1%
Franklin Growth Opportunities Fund, Class R6	75,558	176,198	(90,873)	160,883	5,273,737	–	82,231 [d]	0.1%
Franklin India Growth Fund, Class R6	163,417	32,142	(43,222)	152,337	1,888,975	–	(44,327)	1.9%
Franklin International Growth Fund, Class R6	164,614	–	(164,614)	–	–[a]	–	(235,011)	–
Franklin International Small Cap Growth Fund,
ClassR6	283,445	151,930	(132,957)	302,418	4,962,681	70,798	109,329 [d]	0.4%
Franklin K2 Alternative Strategies Fund,
ClassR6	380,208	20,316	(209,435)	191,089	2,059,939	17,807	(142,251)	0.2%
Franklin K2 Long Short Credit Fund, Class R6	–	223,888	(18,183)	205,705	2,116,707	63,379	25,485 [d]	2.8%
Franklin Liberty Short Duration U.S. Government
ETF[c]	1,539	–	(1,539)	–	–[a]	124	(1,689)	–
FranklinLibertyQEmergingMarketsETF	–	166,600	(5,600)	161,000	4,284,210	14,669	(1,986)	1.7%
Franklin Low Duration Total Return Fund,
ClassR6	147,850	274,388	(119,528)	302,710	2,990,775	54,275	(33,485)	0.1%
Franklin Mutual International Fund, Class R6	283,581	42,101	(109,003)	216,679	3,102,848	62,114	(291,116)[d]	1.9%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	218,352	122,970	(117,036)	224,286	1,480,286	–	(243,789)	1.1%
Franklin Real Estate Securities Fund, Class R6 .	27,146	117	(27,263)	–	–[a]	2,652	156,129	–
Franklin Rising Dividends Fund, Class R6	74,450	59,510	(9,084)	124,876	6,563,495	113,204	135,225 [d]	–[b]
Franklin Small Cap Growth Fund, Class R6	96,796	9,261	(8,755)	97,302	1,936,310	–	(17,728)	0.1%
Franklin Strategic Income Fund, Class R6	50,839	109,299	(55,924)	104,214	1,004,619	25,439	(50,909)	–[b]
Franklin U.S. Government Securities Fund,
ClassR6	–	419,652	(144,291)	275,361	1,712,746	42,808	(2,217)	–[b]
Franklin Utilities Fund, Class R6	77,662	210,460	(169,711)	118,411	2,104,157	77,660	(7,578)[d]	–[b]
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	1,463,464	26,995,227	(27,990,105)	468,586	468,586	56	–	–[b]
Templeton Foreign Fund, Class R6	342,585	358,654	(179,495)	521,744	3,584,384	84,049	(119,123)	0.1%
Templeton Frontier Markets Fund, Class R6	123,389	–	(123,389)	–	–[a]	–	(630,921)	–
Templeton Global Total Return Fund, Class R6	160,673	283,396	(314,778)	129,291	1,564,425	–	(281,455)	–[b]
Total					$62,183,963	$735,988	$(846,754)

Franklin LifeSmart 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	31,167	2,799	(33,966)	–	$ –[a]	$–	$(34,588)	–
Franklin Emerging Market Debt Opportunities
Fund	5,743	–	(5,743)	–	–[a]	–	(5,383)	–
Franklin Focused Core Equity Fund, Class R6	131,416	49,929	(102,861)	78,484	1,148,222	–	(161,217)	0.8%
Franklin Growth Fund, Class R6	24,141	38,147	(10,379)	51,909	3,976,783	35,536	114,461 [d]	–[b]
Franklin Growth Opportunities Fund, Class R6	21,940	73,420	(41,730)	53,630	1,757,991	–	20,877 [d]	–[b]
Franklin India Growth Fund, Class R6	39,057	25,832	(12,094)	52,795	654,653	–	(5,364)	0.6%
Franklin International Growth Fund, Class R6	36,159	3,218	(39,377)	–	–[a]	–	(41,563)	–
Franklin International Small Cap Growth Fund,
ClassR6	80,852	74,237	(55,031)	100,058	1,641,956	23,268	(61,418)[d]	0.1%

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FRANKLIN FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross Held at End		at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin K2 Alternative Strategies Fund,
ClassR6	102,765	20,434	(60,271)	62,928	$678,369	$5,852	$(41,032)	0.1%
Franklin K2 Long Short Credit Fund, Class R6	–	75,661	(8,209)	67,452	694,080	20,739	9,061 [d]	0.9%
Franklin Liberty Short Duration U.S. Government
ETF[c]	272	–	(272)	–	–[a]	22	(297)	–
FranklinLibertyQEmergingMarketsETF	–	57,800	(1,900)	55,900	1,487,499	5,060	(1,143)	0.6%
Franklin Low Duration Total Return Fund,
ClassR6	34,168	112,231	(49,096)	97,303	961,328	16,263	(316)	–[b]
Franklin Mutual International Fund, Class R6	81,652	41,083	(50,924)	71,811	1,028,326	20,368	(118,992)[d]	0.6%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	59,183	50,306	(38,651)	70,838	467,531	–	(45,873)	0.3%
Franklin Real Estate Securities Fund, Class R6 .	7,357	683	(8,040)	–	–[a]	760	21,437	–
Franklin Rising Dividends Fund, Class R6	18,488	31,036	(8,317)	41,207	2,165,846	36,007	40,712 [d]	–[b]
Franklin Small Cap Growth Fund, Class R6	21,573	11,338	(6,061)	26,850	534,306	–	(8,571)	–[b]
Franklin Strategic Income Fund, Class R6	12,467	36,888	(16,282)	33,073	318,827	7,567	191	–[b]
Franklin U.S. Government Securities Fund,
ClassR6	–	133,536	(46,873)	86,663	539,041	12,834	(1,589)	–[b]
Franklin Utilities Fund, Class R6	21,212	74,208	(56,238)	39,182	696,255	24,241	(599)[d]	–[b]
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	310,796	13,152,069	(13,281,298)	181,567	181,567	20	–	–[b]
Templeton Foreign Fund, Class R6	100,954	160,595	(85,167)	176,382	1,211,745	28,328	(68,533)	–[b]
Templeton Frontier Markets Fund, Class R6	34,892	2,804	(37,696)	–	–[a]	–	(164,387)	–
Templeton Global Total Return Fund, Class R6	36,550	111,122	(109,436)	38,236	462,660	–	(585)	–[b]
Total					$20,606,985	$236,865	$(554,711)

Franklin LifeSmart 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	3,991	383	(4,374)	–	$ –[a]	$ –	$(16,681)	–
Franklin Emerging Market Debt Opportunities
Fund	563	–	(563)	–	–[a]	–	(620)	–
Franklin Focused Core Equity Fund, Class R6	15,642	16,565	(14,974)	17,233	252,116	–	(17,663)	0.2%
Franklin Growth Fund, Class R6	3,057	10,543	(1,970)	11,630	890,996	7,709	21,784 [d]	–[b]
Franklin Growth Opportunities Fund, Class R6	2,804	16,486	(7,603)	11,687	383,080	–	(2,881)[d]	–[b]
Franklin India Growth Fund, Class R6	4,630	9,397	(2,426)	11,601	143,849	–	(1,469)	0.1%
Franklin International Growth Fund, Class R6	4,533	433	(4,966)	–	–[a]	–	(3,095)	–
Franklin International Small Cap Growth Fund,
ClassR6	10,517	22,668	(10,581)	22,604	370,938	5,084	8,294 [d]	–[b]
Franklin K2 Alternative Strategies Fund,
ClassR6	12,896	8,700	(8,099)	13,497	145,498	1,258	(5,293)	–[b]
Franklin K2 Long Short Credit Fund, Class R6	–	15,506	(983)	14,523	149,442	4,475	1,487 [d]	0.2%
Franklin Liberty Short Duration U.S. Government
ETF[c]	20	–	(20)	–	–[a]	2	(21)	–
FranklinLibertyQEmergingMarketsETF	–	11,400	(300)	11,100	295,371	969	(193)	0.1%
Franklin Low Duration Total Return Fund,
ClassR6	3,475	27,695	(11,580)	19,590	193,547	2,567	(282)	–[b]
Franklin Mutual International Fund, Class R6	8,791	13,485	(6,177)	16,099	230,530	4,533	(7,121)[d]	0.1%
Franklin Pelagos Commodities Strategy Fund,
ClassR6	7,205	13,288	(4,613)	15,880	104,807	–	(1,500)	0.1%
Franklin Real Estate Securities Fund, Class R6 .	988	98	(1,086)	–	–[a]	96	1,107	–
Franklin Rising Dividends Fund, Class R6	2,377	8,490	(1,558)	9,309	489,290	6,435	7,316 [d]	–[b]

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3.	Transactions with Affiliates (continued)
f.	Investments in FT Underlying Funds (continued)

								% of
								FT Underlying
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
FT Underlying Funds	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	of Year

Franklin LifeSmart 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Small Cap Growth Fund, Class R6	2,768	4,696	(1,341)	6,123	$121,855	$–	$(1,877)	–[b]
Franklin Strategic Income Fund, Class R6	1,454	9,777	(4,501)	6,730	64,882	1,019	(160)	–[b]
Franklin U.S. Government Securities Fund,
ClassR6	–	27,856	(11,333)	16,523	102,772	1,916	(347)	–[b]
Franklin Utilities Fund, Class R6	2,725	16,885	(10,665)	8,945	158,959	3,956	(5,717)[d]	–[b]
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	32,449	3,319,630	(3,268,767)	83,312	83,312	4	–	–[b]
Templeton Foreign Fund, Class R6	13,160	45,242	(17,142)	41,260	283,456	6,659	(3,235)	–[b]
Templeton Frontier Markets Fund, Class R6	4,280	267	(4,547)	–	–[a]	–	(7,130)	–
Templeton Global Total Return Fund, Class R6	3,855	18,884	(15,166)	7,573	91,638	–	(669)	–[b]
Total					$4,556,338	$46,682	$(35,966)

aAs of December 31, 2016, no longer held by the fund.
bRounds to less than 0.1%
cEffective June 1, 2016, Franklin Short Duration U.S. Government ETF was renamed Franklin Liberty Short Duration U.S. Government ETF.
dIncludes realized gain distributions received.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Funds do not exceed 0.05%, and Class R6 does not exceed 0.00% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

h. Other Affiliated Transactions

At December 31, 2016, Franklin Advisers, Inc. owned 12.9% of Franklin LifeSmart 2055 Retirement Target Fund’s outstanding shares.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended December 31, 2016, there were no credits earned.

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5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2016, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$282,659	$894,442	$2,302,218
Long term	1,167,078	549,093	35,479
Total capital loss carryforwards	$1,449,737	$1,443,535	$2,337,697

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$717,247	$1,974,221	$564,383
Long term	647,900	112,031	256,422
Total capital loss carryforwards	$1,365,147	$2,086,252	$820,805

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund
Capital loss carryforwards not subject to expiration:
Short term	$1,321,191	$371,048	$28,425
Long term	—	289,997	—
Total capital loss carryforwards	$1,321,191	$661,045	$28,425

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5. Income Taxes (continued)

The tax character of distributions paid during the years ended December 31, 2016 and 2015, was as follows:

	Franklin LifeSmart Retirement		Franklin LifeSmart 2020		Franklin LifeSmart 2025
	Income Fund		Retirement Target Fund		Retirement Target Fund
	2016	2015	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$1,727,570	$1,743,240	$508,617	$556,860	$1,596,928	$1,951,008
Long term capital gain	350,055	2,333,923	261,345	232,611	1,321,638	4,974,155
	$2,077,625	$4,077,163	$769,962	$789,471	$2,918,566	$6,925,163
Return of capital	252,577	—	—	—	—	—
	$2,330,202	$4,077,163	$769,962	$789,471	$2,918,566	$6,925,163

	Franklin LifeSmart 2030		Franklin LifeSmart 2035		Franklin LifeSmart 2040
	Retirement Target Fund		Retirement Target Fund		Retirement Target Fund
	2016	2015	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$289,801	$465,702	$1,001,102	$1,524,783	$239,712	$340,288
Long term capital gain	319,107	334,456	1,314,223	3,693,779	216,602	242,599
	$608,908	$800,158	$2,315,325	$5,218,562	$456,314	$582,887

	Franklin LifeSmart 2045		Franklin LifeSmart 2050		Franklin LifeSmart 2055
	Retirement Target Fund		Retirement Target Fund		Retirement Target Fund
	2016	2015	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$685,135	$960,192	$183,051	$257,264	$52,618	$25,680
Long term capital gain	825,821	2,709,928	199,667	184,283	17,628	—
	$1,510,956	$3,670,120	$382,718	$441,547	$70,246	$25,680

At December 31, 2016, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Cost of investments	$67,558,461	$34,837,112	$118,065,057

Unrealized appreciation	$1,877,944	$1,007,483	$9,529,274
Unrealized depreciation	(1,441,625)	(1,227,439)	(3,595,853)
Net unrealized appreciation (depreciation)	$436,319	$(219,956)	$5,933,421
Distributable earnings - undistributed ordinary income .	$—	$—	$512,171

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	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments	$37,781,974	$99,187,599	$32,074,836

Unrealized appreciation	$1,035,010	$7,966,638	$754,570
Unrealized depreciation	(1,021,959)	(2,292,449)	(836,066)
Net unrealized appreciation (depreciation)	$13,051	$5,674,189	$(81,496)
Distributable earnings - undistributed ordinary
income.	$270,932	$748,992	$240,354

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Cost of investments	$69,315,791	$23,784,702	$5,294,056

Unrealized appreciation	$5,383,208	$843,223	$106,530
Unrealized depreciation	(1,443,441)	(642,109)	(149,474)
Net unrealized appreciation (depreciation)	$3,939,767	$201,114	$(42,944)
Distributable earnings - undistributed ordinary
income.	$515,400	$181,312	$18,072

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of short term capital gains distributions from Underlying Funds and ETFs and wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended December 31, 2016, were as follows:

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	Retirement	2020 Retirement	2025 Retirement
	Income Fund	Target Fund	Target Fund

Purchases	$106,256,063	$29,917,454	$103,514,000
Sales.	$117,877,723	$31,202,241	$108,072,626

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2030 Retirement	2035 Retirement	2040 Retirement
	Target Fund	Target Fund	Target Fund

Purchases.	$33,608,651	$80,784,548	$27,344,525
Sales	$28,087,176	$77,263,298	$19,068,040

	Franklin	Franklin	Franklin
	LifeSmart	LifeSmart	LifeSmart
	2045 Retirement	2050 Retirement	2055 Retirement
	Target Fund	Target Fund	Target Fund

Purchases.	$56,889,717	$24,530,589	$5,954,478
Sales	$51,675,033	$19,020,624	$2,976,102

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7. Credit Facility

Certain or all Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Franklin LifeSmart 2055 Retirement Target Fund began participating in the Global Credit Facility on February 12, 2016. Effective February 10, 2017, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 9, 2018, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2016, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin LifeSmart Retirement Income Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$64,984,283	$—	$—	$64,984,283
Index-Linked Notes	—	3,010,482	—	3,010,482
Short Term Investments	15	—	—	15
Total Investments in Securities	$64,984,298	$3,010,482	$—	$67,994,780

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	Level 1	Level 2	Level 3	Total
Franklin LifeSmart 2020 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$34,426,739	$—	$—	$34,426,739
Short Term Investments	190,417	—	—	190,417
Total Investments in Securities	$34,617,156	$—	$—	$34,617,156

Franklin LifeSmart 2025 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$123,275,492	$—	$—	$123,275,492
Short Term Investments	722,986	—	—	722,986
Total Investments in Securities	$123,998,478	$—	$—	$123,998,478

Franklin LifeSmart 2030 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$37,733,832	$—	$—	$37,733,832
Short Term Investments	61,193	—	—	61,193
Total Investments in Securities	$37,795,025	$—	$—	$37,795,025

Franklin LifeSmart 2035 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$104,485,673	$—	$—	$104,485,673
Short Term Investments	376,115	—	—	376,115
Total Investments in Securities	$104,861,788	$—	$—	$104,861,788

Franklin LifeSmart 2040 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$31,810,206	$—	$—	$31,810,206
Short Term Investments	183,134	—	—	183,134
Total Investments in Securities	$31,993,340	$—	$—	$31,993,340

Franklin LifeSmart 2045 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$72,786,972	$—	$—	$72,786,972
Short Term Investments	468,586	—	—	468,586
Total Investments in Securities	$73,255,558	$—	$—	$73,255,558

Franklin LifeSmart 2050 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$23,804,249	$—	$—	$23,804,249
Short Term Investments	181,567	—	—	181,567
Total Investments in Securities	$23,985,816	$—	$—	$23,985,816

Franklin LifeSmart 2055 Retirement Target Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds .	$5,167,800	$—	$—	$5,167,800
Short Term Investments	83,312	—	—	83,312
Total Investments in Securities	$5,251,112	$—	$—	$5,251,112

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9. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipt
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Fund Allocator Series

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin LifeSmart Retirement Income Fund (formerly Franklin LifeSmart 2015 Retirement Target Fund), Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund and Franklin LifeSmart 2055 Retirement Target Fund (separate portfolios of Franklin Fund Allocator Series, hereafter referred to as the "Fund") as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 15, 2017

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2016:

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Income Fund	Target Fund	Target Fund	Target Fund

$350,055	$261,345	$1,321,638	$319,107

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$1,314,223	$216,602	$825,821	$199,667

Franklin
LifeSmart
2055 Retirement
Target Fund

$17,628

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2016:

Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart
2025 Retirement	2035 Retirement	2045 Retirement
Target Fund	Target Fund	Target Fund

$302,156	$234,382	$161,604

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2016:

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Income Fund	Target Fund	Target Fund	Target Fund

6.30%	19.36%	28.89%	49.77%

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

42.24%	50.36%	43.82%	52.71%

Franklin
LifeSmart
2055 Retirement
Target Fund

34.69%

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TAX INFORMATION (UNAUDITED)

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2016:

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
Retirement	2020 Retirement	2025 Retirement	2030 Retirement
Income Fund	Target Fund	Target Fund	Target Fund

$367,472	$230,743	$1,067,619	$336,589

Franklin	Franklin	Franklin	Franklin
LifeSmart	LifeSmart	LifeSmart	LifeSmart
2035 Retirement	2040 Retirement	2045 Retirement	2050 Retirement
Target Fund	Target Fund	Target Fund	Target Fund

$1,036,836	$303,493	$757,853	$242,765

Franklin
LifeSmart
2055 Retirement
Target Fund

$47,137

Distributions, including qualified dividend income, paid during calendar year 2016 will be reported to shareholders on Form 1099-DIV by mid-February 2017. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the fiscal year ended December 31, 2016, the Funds, a qualified fund of funds under Section 852(g)(2) of Code, received an allocation of foreign taxes paid from one or more of its underlying funds. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 28, 2016, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, Class R, Class R6 and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2020 Retirement Target Fund
Class A	$0.0027	$0.0771	$0.0178
Class C	$0.0027	$0.0771	$0.0178
Class R	$0.0027	$0.0771	$0.0178
Class R6	$0.0027	$0.0771	$0.0178
Advisor Class	$0.0027	$0.0771	$0.0178

Franklin LifeSmart 2025 Retirement Target Fund
Class A	$0.0030	$0.0726	$0.0241
Class C	$0.0030	$0.0726	$0.0241
Class R	$0.0030	$0.0726	$0.0241
Class R6	$0.0030	$0.0726	$0.0241
Advisor Class	$0.0030	$0.0726	$0.0241
Franklin LifeSmart 2030 Retirement Target Fund
Class A	$0.0029	$0.0648	$0.0269
Class C	$0.0029	$0.0648	$0.0269
Class R	$0.0029	$0.0648	$0.0269
Class R6	$0.0029	$0.0648	$0.0269
Advisor Class	$0.0029	$0.0648	$0.0269

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TAX INFORMATION (UNAUDITED)

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin LifeSmart 2035 Retirement Target Fund
Class A	$0.0034	$0.0709	$0.0342
Class C	$0.0034	$0.0709	$0.0342
Class R	$0.0034	$0.0709	$0.0342
Class R6	$0.0034	$0.0709	$0.0342
Advisor Class	$0.0034	$0.0709	$0.0342

Franklin LifeSmart 2040 Retirement Target Fund
Class A	$0.0032	$0.0634	$0.0332
Class C	$0.0032	$0.0634	$0.0332
Class R	$0.0032	$0.0634	$0.0332
Class R6	$0.0032	$0.0634	$0.0332
Advisor Class	$0.0032	$0.0634	$0.0332

Franklin LifeSmart 2045 Retirement Target Fund
Class A	$0.0035	$0.0705	$0.0364
Class C	$0.0035	$0.0705	$0.0364
Class R	$0.0035	$0.0705	$0.0364
Class R6	$0.0035	$0.0705	$0.0364
Advisor Class	$0.0035	$0.0705	$0.0364

Franklin LifeSmart 2050 Retirement Target Fund
Class A	$0.0034	$0.0658	$0.0352
Class C	$0.0034	$0.0658	$0.0352
Class R	$0.0034	$0.0658	$0.0352
Class R6	$0.0034	$0.0658	$0.0352
Advisor Class	$0.0034	$0.0658	$0.0352

Franklin LifeSmart 2055 Retirement Target Fund
Class A	$0.0029	$0.0537	$0.0303
Class C	$0.0029	$0.0537	$0.0303
Class R	$0.0029	$0.0537	$0.0303
Class R6	$0.0029	$0.0537	$0.0303
Advisor Class	$0.0029	$0.0537	$0.0303

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the underlying funds, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the underlying funds.1

By mid-February 2017, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2016. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2016 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1995	142	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	136	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services)
				(2011-present) and H.J. Heinz
				Company (processed foods and allied
				products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging
Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment
Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	142	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (November 2016),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	142	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present);
and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Larry D. Thompson (1945)	Trustee	Since 2007	142	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings
Company (education and media
organization) (2011-present) and
Cbeyond, Inc. (business
communications provider)
(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia
School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	116	None
One Franklin Parkway	Independent	2006 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	158	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in
Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc.
(1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	142	None
One Franklin Parkway	the Board	Board and Trustee
San Mateo, CA 94403-1906	and Trustee	since 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and
officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President Since 2009		Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and Since 2010		Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice President Since May 2016		Not Applicable	Not Applicable
One Franklin Parkway	–AML
San Mateo, CA 94403-1906	Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President Since 2013		Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director ofFranklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective November 1, 2016, Frank Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of
Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $339,471 for the fiscal year ended December 31, 2016 and $337,392 for the fiscal year ended December 31, 2015.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2016 and $4,013 for the fiscal year ended December 31, 2015.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $345,590 for the fiscal year ended December 31, 2016 and $581,561 for the fiscal year ended December 31, 2015. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessments, and review of system processes related to fixed income securities.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $345,590 for the fiscal year ended December 31, 2016 and $585,574 for the fiscal year ended December 31, 2015.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 24, 2017